UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS
INVESTMENT MANAGEMENT

3/31/09 Annual report

MFS® Municipal Series Trust

For the states of: Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts

MSTA-ANN

MFS® Municipal Series Trust

Alabama, Arkansas, California, Florida, Georgia, Maryland and Massachusetts

CONTACT INFORMATION	BACK COVER

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

MFS® Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	17.6%
Universities – Colleges	17.0%
Healthcare Revenue – Hospitals	12.6%
General Obligations – General Purpose	9.1%
General Obligations – Schools	7.7%

Credit quality of bonds (r)
AAA	11.5%
AA	47.4%
A	16.1%
BBB	21.1%
BB	1.3%
B	0.2%
Not Rated	2.4%

Portfolio facts
Average Duration (d)(i)	9.4
Average Life (i)(m)	18.0 yrs.
Average Maturity (i)(m)	20.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

MFS® Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	23.2%
Water & Sewer Utility Revenue	13.3%
Healthcare Revenue – Hospitals	11.3%
General Obligations – General Purpose	9.0%
Utilities – Municipal Owned	7.3%

Credit quality of bonds (r)
AAA	18.8%
AA	42.4%
A	11.9%
BBB	25.7%
BB	0.1%
B	0.1%
CCC	0.4%
Not Rated	0.6%

Portfolio facts
Average Duration (d)(i)	9.1
Average Life (i)(m)	16.7 yrs.
Average Maturity (i)(m)	19.1 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

MFS® California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
General Obligations – Schools	15.7%
Healthcare Revenue – Hospitals	14.7%
State & Local Agencies	12.4%
Universities – Colleges	8.8%
Water & Sewer Utility Revenue	8.4%

Credit quality of bonds (r)
AAA	9.0%
AA	37.7%
A	30.7%
BBB	17.2%
BB	0.8%
B	0.1%
C	0.1%
Not Rated	4.4%

Portfolio facts
Average Duration (d)(i)	9.9
Average Life (i)(m)	18.6 yrs.
Average Maturity (i)(m)	21.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 3/31/09.

Percentages are based on net assets as of 3/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS® Florida Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.3%
Water & Sewer Utility Revenue	17.2%
General Obligations – Schools	9.5%
Airport & Port Revenue	7.0%
State & Local Agencies	5.0%

Credit quality of bonds (r)
AAA	2.1%
AA	43.1%
A	20.6%
BBB	28.0%
BB	0.8%
B	0.2%
Not Rated	5.2%

Portfolio facts
Average Duration (d)(i)	8.7
Average Life (i)(m)	15.8 yrs.
Average Maturity (i)(m)	17.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

MFS® Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	22.2%
Universities – Colleges	18.9%
State & Agency – Other	7.7%
Healthcare Revenue – Hospitals	6.2%
Utilities – Municipal Owned	5.8%

Credit quality of bonds (r)
AAA	8.2%
AA	51.8%
A	27.6%
BBB	9.6%
BB	0.3%
B	0.3%
Not Rated	2.2%

Portfolio facts
Average Duration (d)(i)	9.2
Average Life (i)(m)	17.3 yrs.
Average Maturity (i)(m)	19.1 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

MFS® Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	23.8%
Universities – Colleges	14.2%
General Obligations – General Purpose	8.9%
Water & Sewer Utility Revenue	7.8%
Multi-Family Housing Revenue	5.3%

Credit quality of bonds (r)
AAA	16.1%
AA	30.6%
A	24.2%
BBB	24.5%
BB	0.7%
Not Rated	3.9%

Portfolio facts
Average Duration (d)(i)	8.9
Average Life (i)(m)	16.9 yrs.
Average Maturity (i)(m)	18.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 3/31/09.

Percentages are based on net assets as of 3/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

3

Portfolio Composition – continued

MFS® Massachusetts Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	22.3%
Healthcare Revenue – Hospitals	13.3%
General Obligations – General Purpose	11.0%
Water & Sewer Utility Revenue	7.6%
Multi-Family Housing Revenue	7.6%

Credit quality of bonds (r)
AAA	11.0%
AA	47.0%
A	22.9%
BBB	14.6%
BB	1.2%
B	0.1%
Not Rated	3.2%

Portfolio facts
Average Duration (d)(i)	9.2
Average Life (i)(m)	16.8 yrs.
Average Maturity (i)(m)	19.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 3/31/09.

Percentages are based on net assets as of 3/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

4

MANAGEMENT REVIEW

Market Environment

The global economy and financial markets experienced substantial deterioration and extraordinary volatility over the reporting period. Strong headwinds in the U.S. included accelerated deterioration in the housing market, anemic corporate investment, a rapidly declining job market, and a much tighter credit environment. During the period, a seemingly continuous series of tumultuous financial events hammered markets, including: the distressed sale of failing Bear Stearns to JPMorgan, the conservatorship of Government Sponsored Enterprises (GSEs) Fannie Mae and Freddie Mac, the bankruptcy of investment bank Lehman Brothers, the Federal Reserve Bank’s complex intervention of insurance company American International Group (AIG), the nationalization of several large European banks, the failure of Washington Mutual, the distressed sale of Wachovia, the virtual failure of Iceland’s banking sector, and the collapse of the global auto industry. As a result of this barrage of turbulent news, global equity markets pushed significantly lower and credit markets witnessed the worst dislocation since the beginning of the credit crisis. Though credit conditions and equity indices improved towards the end of the period, the state of financial and macroeconomic dislocation remained very severe.

While somewhat resilient during the first half of the period, the global economy and financial system increasingly experienced considerable negative spillovers from the U.S. slowdown. Not only did Europe and Japan show obvious signs of economic decline, the more powerful engine of global growth-emerging markets – also displayed weakening dynamics. The synchronized global downturn in economic activity experienced in the fourth quarter of 2008 and the first quarter of 2009 was among the most intense in the post-World War II period.

During the reporting period, the U.S. Federal Reserve Board cut interest rates aggressively and introduced a multitude of new lending facilities to alleviate ever-tightening credit markets, while the U.S. federal government designed and implemented fiscal stimulus packages. Although several other global central banks also cut rates during the early part of the reporting period, the dilemma of rising energy and food prices heightened concerns among central bankers that inflationary expectations might become unhinged despite weaker growth. Only later in the reporting period did rapidly slowing global growth result in a very precipitous decline in commodity prices, which significantly eased inflation and inflationary expectations. As inflationary concerns diminished in the face of global deleveraging, and equity and credit markets deteriorated more sharply, a coordinated rate cut marked the beginning of much more aggressive easing by the major global central banks. By the end of the period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global wealth.

The twelve months ended March 31, 2009 was a challenging period for the municipal bond market. During the first nine months of the fiscal year, the municipal bond market faced an unprecedented number of challenges which lead to a broad-based decline in bond prices, an increase in yields, and a significant increase in spreads between higher-rated securities and lower-rated or non-rated securities. Among the many factors leading to the decline in prices and the widening in credit spreads was the monoline bond insurers being downgraded from their AAA rating by at least one of the major credit rating services. This decline in credit rating led to an unwind in leverage by non-traditional participants in the municipal bond market which, when combined with a general deterioration in credit quality, led to a widening of credit spreads between higher-rated and lower-rated securities and, finally, significant redemptions by investors out of municipal bond mutual funds. However, after the turn of the calendar year, the supply-demand imbalance shifted. Mutual funds began to experience inflows and direct retail buying re-emerged. These factors, combined with a decline in the pace of leverage unwinds and expectations that the market provisions contained within the American Reinvestment and Recovery Act would provide support for the municipal market, led to a significant rebound in prices and a decline in yields.

Factors that affected performance

During the reporting period, duration (d) positioning relative to the Barclays Capital Municipal Bond Index, had a negative effect on relative performance for all funds except the Alabama, Arkansas, and Massachusetts funds where the effect was positive and the Georgia Fund where the effect was neutral.

Yield curve (y) positioning was also negative for all funds, with the exception of the Maryland Fund where the effect was neutral. In comparison to the benchmark, the negative impact was due to overweighted exposures to the middle part of the curve (represented by bonds with durations of 11- to 14- years). Credit quality was another negative factor for all funds with the exception of the Georgia Fund where the effect was neutral. This negative impact can be attributed to overweighted positions in “BBB” rated (s) bonds relative to the index.

Among the industry sectors, health care and industrials were notable detractors. The health care sector held back returns for all funds. The industrials sector was negative for all funds with the exception of the California Fund where the effect was neutral. The education sector hurt all funds except for the Alabama Fund where the effect was neutral. The general obligations sector hindered relative returns for the Alabama, Arkansas, Maryland, and Massachusetts funds.

5

Management Review – continued

On the positive side, a lesser exposure to the tobacco sector boosted relative performance for all the funds except for the California and Florida funds where the effect was negative. The transportation sector aided performance for all funds, with the exception of the Arkansas and Georgia funds where the effect was neutral.

Respectfully,

Michael Dawson

Portfolio Manager

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(s)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The primary source for bond quality ratings is Moody’s Investors Service. If not available, ratings by Standard & Poor’s are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward-sloping, with short term-rates lower than long term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

6

PERFORMANCE SUMMARY THROUGH 3/31/09

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the Barclays Capital Municipal Bond Index (formerly known as Lehman Brothers Municipal Bond Index), a market-value-weighted index representative of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS® Alabama Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® Alabama Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/01/90	(0.59)%	2.28%	3.92%
B	9/07/93	(1.34)%	1.52%	3.14%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(5.32)%	1.29%	3.42%
B With CDSC (Declining over six years from 4% to 0%) (x)	(5.11)%	1.18%	3.14%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

7

Performance Summary – continued

MFS® Arkansas Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® Arkansas Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/03/92	1.61%	2.79%	4.18%
B	9/07/93	0.85%	2.02%	3.37%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(3.22)%	1.80%	3.68%
B With CDSC (Declining over six years from 4% to 0%) (x)	(3.00)%	1.68%	3.37%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

8

Performance Summary – continued

MFS® California Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® California Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	6/18/85	(2.66)%	1.74%	3.56%
B	9/07/93	(3.39)%	0.98%	2.76%
C	1/03/94	(3.70)%	0.80%	2.63%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(7.28)%	0.76%	3.05%
B With CDSC (Declining over six years from 4% to 0%) (x)	(7.09)%	0.65%	2.76%
C With CDSC (1% for 12 months) (x)	(4.63)%	0.80%	2.63%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

9

Performance Summary – continued

MFS® Florida Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® Florida Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/03/92	(2.84)%	1.83%	3.60%
B	9/07/93	(3.59)%	1.08%	2.82%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(7.46)%	0.85%	3.10%
B With CDSC (Declining over six years from 4% to 0%) (x)	(7.28)%	0.74%	2.82%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

10

Performance Summary – continued

MFS® Georgia Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® Georgia Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	6/06/88	0.04%	2.35%	3.86%
B	9/07/93	(0.79)%	1.63%	3.10%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(4.71)%	1.36%	3.36%
B With CDSC (Declining over six years from 4% to 0%) (x)	(4.54)%	1.29%	3.10%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

11

Performance Summary – continued

MFS® Maryland Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® Maryland Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	(1.57)%	1.75%	3.49%
B	9/07/93	(2.31)%	1.07%	2.82%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(6.25)%	0.77%	2.99%
B With CDSC (Declining over six years from 4% to 0%) (x)	(6.06)%	0.74%	2.82%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

12

Performance Summary – continued

MFS® Massachusetts Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® Massachusetts Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	4/09/85	(0.21)%	2.54%	3.91%
B	9/07/93	(0.86)%	1.87%	3.25%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(4.95)%	1.54%	3.41%
B With CDSC (Declining over six years from 4% to 0%) (x)	(4.65)%	1.54%	3.25%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period

Notes to Performance Summary

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

13

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, October 1, 2008 through March 31, 2009

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS® ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.84%	$1,000.00	$1,018.36	$4.23
	Hypothetical (h)	0.84%	$1,000.00	$1,020.74	$4.23
B	Actual	1.59%	$1,000.00	$1,014.59	$7.99
	Hypothetical (h)	1.59%	$1,000.00	$1,017.00	$8.00

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.94% for Class A and 1.68% for Class B shares; the actual expenses paid during the period would have been approximately $4.73 for Class A and $8.43 for Class B shares; and the hypothetical expenses paid during the period would have been approximately $4.73 for Class A and $8.45 for Class B shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

14

Expense Tables – continued

MFS® ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.64%	$1,000.00	$1,040.27	$3.26
	Hypothetical (h)	0.64%	$1,000.00	$1,021.74	$3.23
B	Actual	1.39%	$1,000.00	$1,036.39	$7.06
	Hypothetical (h)	1.39%	$1,000.00	$1,018.00	$6.99

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.76% for Class A and 1.51% for Class B shares; the actual expenses paid during the period would have been approximately $3.86 for Class A and $7.66 for Class B shares; and the hypothetical expenses paid during the period would have been approximately $3.83 for Class A and $7.59 for Class B shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.65%	$1,000.00	$1,008.52	$3.25
	Hypothetical (h)	0.65%	$1,000.00	$1,021.69	$3.28
B	Actual	1.38%	$1,000.00	$1,004.85	$6.90
	Hypothetical (h)	1.38%	$1,000.00	$1,018.05	$6.94
C	Actual	1.55%	$1,000.00	$1,002.07	$7.74
	Hypothetical (h)	1.55%	$1,000.00	$1,017.20	$7.80

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.77% for Class A, 1.51% for Class B and 1.67% for Class C shares; the actual expenses paid during the period would have been approximately $3.85 for Class A, $7.54 for Class B, and $8.33 for Class C shares; and the hypothetical expenses paid during the period would have been approximately $3.88 for Class A, $7.59 for Class B, and $8.40 for Class C shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

15

Expense Tables – continued

MFS® FLORIDA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.67%	$1,000.00	$1,008.39	$3.35
	Hypothetical (h)	0.67%	$1,000.00	$1,021.59	$3.38
B	Actual	1.44%	$1,000.00	$1,004.49	$7.20
	Hypothetical (h)	1.44%	$1,000.00	$1,017.75	$7.24

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.79% for Class A and 1.56% for Class B shares. The actual expenses paid during the period would have been approximately $3.95 for Class A and $7.79 for Class B shares; and the hypothetical expenses paid during the period would have been approximately $3.98 for Class A and $7.85 for Class B shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.93%	$1,000.00	$1,027.57	$4.70
	Hypothetical (h)	0.93%	$1,000.00	$1,020.29	$4.68
B	Actual	1.67%	$1,000.00	$1,023.72	$8.43
	Hypothetical (h)	1.67%	$1,000.00	$1,016.60	$8.40

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.01% for Class A and 1.76% for Class B shares. The actual expenses paid during the period would have been approximately $5.10 for Class A and $8.88 for Class B shares; and the hypothetical expenses paid during the period would have been approximately $5.09 for Class A and $8.85 for Class B shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

16

Expense Tables – continued

MFS® MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.93%	$1,000.00	$1,013.67	$4.67
	Hypothetical (h)	0.93%	$1,000.00	$1,020.29	$4.68
B	Actual	1.59%	$1,000.00	$1,009.32	$7.97
	Hypothetical (h)	1.59%	$1,000.00	$1,017.00	$8.00

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.96% for Class A and 1.70% for Class B shares. The actual expenses paid during the period would have been approximately $4.82 for Class A and $8.51 for Class B shares; and the hypothetical expenses paid during the period would have been approximately $4.84 for Class A and $8.55 for Class B shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.87%	$1,000.00	$1,025.87	$4.39
	Hypothetical (h)	0.87%	$1,000.00	$1,020.59	$4.38
B	Actual	1.54%	$1,000.00	$1,022.45	$7.77
	Hypothetical (h)	1.54%	$1,000.00	$1,017.25	$7.75

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.92% for Class A and 1.66% for Class B shares. The actual expenses paid during the period would have been approximately $4.65 for Class A and $8.37 for Class B shares; and the hypothetical expenses paid during the period would have been approximately $4.63 for Class A and $8.35 for Class B shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

17

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.1%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.4%
Alabama Port Authority Docks Facility, MBIA, 5.25%, 2011 (c)	$1,000,000	$1,088,650

General Obligations - General Purpose - 8.9%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,038,810
Boaz, AL, School Warrants, “A”, XLCA, 5%, 2029	650,000	622,804
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	143,681
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	264,322
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025	1,030,000	1,062,218
Mobile County, AL, 6%, 2009 (c)	1,345,000	1,369,546
Palm Beach County, FL, Public Improvement Rev., 5%, 2038	1,120,000	1,067,214
Tuscaloosa, AL, AMBAC, 4.375%, 2037	500,000	423,925
Tuscaloosa, AL, “A”, 5.125%, 2039	750,000	731,498
		$6,724,018
General Obligations - Improvement - 4.4%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,048,590
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	729,515
Birmingham, AL, “B”, AMBAC, 5%, 2030	560,000	527,061
Montgomery, AL, Warrants, MBIA, 5.1%, 2021	1,005,000	1,035,200
		$3,340,366
General Obligations - Schools - 7.7%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,050,666
Huntsville, AL, School Warrants “B”, 5%, 2029	500,000	511,280
Jefferson County, AL, School Warrants, FSA, 5.5%, 2020	1,750,000	1,339,100
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	863,324
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	993,630
		$5,758,000
Healthcare Revenue - Hospitals - 12.4%
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	$750,000	$659,520
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,504,275
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	730,463
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	308,575
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	700,000	423,409

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
East Alabama Health Care Authority, Health Care Facilities Rev., FRN, 5.25%, 2036 (b)	$1,000,000	$935,670
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	400,000	350,028
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	1,050,000	1,154,045
Lauderdale County & Florence, AL, Health Care Authority Rev., “A” (Coffee Health Group), MBIA, 5.75%, 2014	1,000,000	1,006,150
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	445,000	343,905
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	923,025
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	356,110
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	443,700
Valley, AL, Special Care Facilities Financing Authority, “A” (Lanier Memorial Hospital), 5.65%, 2022	225,000	168,440
		$9,307,315
Industrial Revenue - Metals - 0.7%
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2010 (c)	$500,000	$528,065

Industrial Revenue - Other - 0.5%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), FRN, 5.4%, 2016	$400,000	$407,920

Industrial Revenue - Paper - 2.1%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$108,134
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	574,045
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	750,000	465,023
Selma, AL, Industrial Development Board, “A” (International Paper Co.), 6.7%, 2018	500,000	405,550
		$1,552,752
Miscellaneous Revenue - Other - 0.8%
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security Administrative Building), ETM, 12.5%, 2010 (c)	$560,000	$593,947

18

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - 2.6%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$960,000	$971,270
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	974,851
		$1,946,121
Sales & Excise Tax Revenue - 1.4%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$500,000	$524,905
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	5,960,000	203,892
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	400,000	325,352
		$1,054,149
Single Family Housing - State - 1.6%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$40,000	$40,341
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	750,000	735,487
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “A-2”, GNMA, 5.4%, 2022	410,000	409,861
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	40,000	40,308
		$1,225,997
State & Local Agencies - 6.7%
Alabama Building Renovation Authority, AMBAC, 6%, 2014	$1,515,000	$1,566,358
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2017	1,000,000	1,022,110
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2018	1,035,000	1,057,335
Leeds Public Educational Building Authority, Educational Facilities Rev., ASSD GTY, 5.125%, 2033	500,000	487,530
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	905,000	893,669
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	20,000	20,008
		$5,047,010
Tax - Other - 1.2%
Virgin Islands Public Finance Authority, “A”, 5.5%, 2018	$1,000,000	$914,220

Toll Roads - 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$770,000	$716,947

Issuer	Shares/Par	Value ($)

Universities - Colleges - 16.8%
Alabama Private Colleges & Universities, Facilities Authority Rev. (Tuskegee University), ASSD GTY, 4.75%, 2026	$700,000	$699,972
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5%, 2038	1,000,000	977,470
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,004,900
Auburn University, General Fee Rev., FSA, 5%, 2038	2,000,000	1,966,700
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	720,000	780,451
Mobile, AL, Spring Hill College, Educational Building Authority Rev., “A”, 5.25%, 2034	1,360,000	1,266,242
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	830,000	812,371
University of Alabama, Birmingham Hospital Rev., “A”, MBIA, 5%, 2041	1,650,000	1,348,611
University of Alabama, General Rev., MBIA, 5%, 2034	1,000,000	959,770
University of Alabama, General Rev., “A”, MBIA, 5%, 2029	1,000,000	994,880
University of California Rev., “J”, FSA, 4.5%, 2035	760,000	655,796
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,003,720
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	148,848
		$12,619,731
Utilities - Municipal Owned - 7.1%
Alabama Municipal Electric Power Authority, “A”, MBIA, 5%, 2023	$1,000,000	$1,015,100
Guam Power Authority Rev., AMBAC, 5%, 2018	3,500,000	3,007,830
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	390,000	403,088
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	134,260
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	450,000	444,245
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	360,992
		$5,365,515
Utilities - Other - 1.4%
Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025	$1,000,000	$1,021,880

Water & Sewer Utility Revenue - 17.4%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$749,730
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,051,760
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019	1,000,000	1,009,080
Alabaster, AL, Sewer Rev., MBIA, 5%, 2029	750,000	731,490

19

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 4.75%, 2033	$1,500,000	$1,344,585
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	936,470
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FGIC, 5%, 2034	1,365,000	1,247,241
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 4.5%, 2035	400,000	339,688
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 5%, 2040	1,190,000	1,105,439
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	379,132
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,679,420
Huntsville, AL, Water System Rev., FSA, 5%, 2033	1,000,000	1,002,860
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., FSA, 5%, 2024	1,000,000	1,037,740
South Blount County, TN, Utility District Waterworks Rev., FSA, 5.25%, 2039	465,000	454,570
		$13,069,205
Total Municipal Bonds (Identified Cost, $74,795,810)		$72,281,808

Money Market Funds (v) - 2.6%

Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	1,959,869	$1,959,869
Total Investments (Identified Cost, $76,755,679)		$74,241,677

Other Assets, Less Liabilities - 1.3%		962,755
Net Assets - 100.0%		$75,204,432

See Portfolio Footnotes and Notes to Financial Statements

20

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.2%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.5%
Little Rock, AR, Airport Rev., “A”, FSA, 5.25%, 2019	$800,000	$802,944

General Obligations - General Purpose - 8.9%
Arkansas College Savings, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,406,404
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	1,145,000	933,072
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	335,000	267,407
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	485,313
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	6,000,000	6,351,480
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	297,056
Little Rock, AR, Library Construction and Improvement, 5%, 2027	500,000	505,430
Little Rock, AR, Library Construction and Improvement, 5%, 2028	500,000	501,530
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, XLCA, 5.25%, 2025	2,000,000	1,629,220
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	366,362
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	382,767
		$13,126,041
General Obligations - Improvement - 0.1%
Guam Government, “A”, 5.25%, 2037	$255,000	$167,448

General Obligations - Schools - 6.8%
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,134,984
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2013 (c)	1,000,000	912,980
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2014 (c)	1,150,000	1,006,975
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2015 (c)	1,100,000	925,683
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,782,456
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,384,305
Little Rock, AR, School District, “A”, FSA, 5.4%, 2010 (c)	1,000,000	1,040,850
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,366,517
Pine Bluff, AR, School District Construction, MBIA, 4.75%, 2033	565,000	509,268
		$10,064,018

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 11.1%
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	$500,000	$521,210
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, MBIA, 5%, 2013	3,895,000	4,054,189
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	598,935
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	759,100
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	1,215,000	1,057,220
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	750,000	814,785
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), FSA, 5.25%, 2045 (f)	2,500,000	2,197,325
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	825,000	692,373
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,006,446
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,009,190
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center), 6.9%, 2009	400,000	410,512
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	860,000	664,625
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	502,245
Ohio State Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	685,000	676,506
Sebastian County, AR, Health Facilities Improvement Rev. (Sparks Regional Medical Center), “A”, 5.25%, 2021	1,000,000	599,270
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	780,260
		$16,344,191
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$228,688

Industrial Revenue - Paper - 0.4%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$185,040
Pine Bluff, AR, Environmental Improvement (International Paper Co.), “A”, 5.55%, 2022	250,000	164,200

21

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper - continued
Pine Bluff, AR, Environmental Refunding (International Paper Co.), “A”, 6.7%, 2020	$300,000	$232,548
		$581,788
Multi-Family Housing Revenue - 0.7%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$991,370

Sales & Excise Tax Revenue - 1.5%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$1,000,000	$1,049,810
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	9,770,000	334,232
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	821,514
		$2,205,556
Single Family Housing - Local - 6.7%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., ETM, FGIC, 7.4%, 2011 (c)	$4,000,000	$4,596,880
Lonoke County, AR, Residential Housing Facilities Rev., “A-2”, FNMA, 7.9%, 2011	16,381	16,455
Pulaski County, AR, Public Facilities Board Rev., “A”, GNMA, 5.75%, 2034	1,780,000	1,761,132
Pulaski County, AR, Public Facilities Board Rev., “C”, FNMA, 0%, 2014	2,750,000	2,197,498
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., MBIA, 7.5%, 2010 (c)	1,250,000	1,351,300
		$9,923,265
Single Family Housing - State - 6.1%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	$160,000	$149,653
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 4.45%, 2034	360,000	358,078
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,512,170
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, 5.625%, 2035	1,420,000	1,402,719
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “D”, GNMA, 5.85%, 2024	325,000	325,020
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	650,000	613,230
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “C”, 5.3%, 2023	175,000	174,858
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “I”, GNMA, 5.3%, 2033	250,000	248,175

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	$890,000	$781,972
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,830,000	1,815,140
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	445,000	433,256
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, ETM, 8.375%, 2011 (c)	1,000,000	1,164,230
		$8,978,501
State & Local Agencies - 1.8%
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	$2,500,000	$2,396,400
Arkansas Development Finance Authority, Economic Development Rev. (Agritecsorbents LLC) “B”, 5%, 2018	175,000	175,859
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	40,000	40,016
		$2,612,275
Tax - Other - 2.8%
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	$2,790,000	$3,271,498
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,000,000	864,260
		$4,135,758
Tobacco - 1.2%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2026	$2,000,000	$825,220
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2027	1,940,000	747,016
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	193,178
		$1,765,414
Toll Roads - 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$1,515,000	$1,410,617

Transportation - Special Tax - 2.2%
Commonwealth of Puerto Rico Highway & Transportation Authority, “B”, MBIA, 5.875%, 2010 (c)	$2,000,000	$2,155,680
Commonwealth of Puerto Rico Highway & Transportation Authority, “G”, 5%, 2023	750,000	619,328
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	590,000	522,864
		$3,297,872

22

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - 22.8%
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021	$1,240,000	$1,276,766
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	529,665
Arkansas University Rev., Student Fee, AMBAC, 5%, 2032	2,495,000	2,448,169
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), BHAC, 5%, 2037	1,150,000	1,149,908
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	883,510
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,570,910
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev. (John Brown University), AMBAC, 5.35%, 2020	500,000	513,065
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	745,695
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	983,290
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	1,000,000	974,340
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,557,940
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2026	1,405,000	1,430,936
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2027	2,180,000	2,208,471
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2034	3,200,000	3,127,584
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,177,842
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,419,000
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	976,660
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	1,990,220
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,388,350
University of California Rev., “J”, FSA, 4.5%, 2035	1,500,000	1,294,335
University of Central Arkansas Rev., “A”, AMBAC, 5%, 2023	1,100,000	1,100,605
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	816,179
		$33,563,440
Utilities - Investor Owned - 1.1%
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	$1,000,000	$884,500
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	701,775
		$1,586,275

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 7.2%
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	$470,000	$453,221
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	1,000,000	945,800
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	730,000	754,499
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	253,029
North Little Rock, AR, Electric Rev., “A”, MBIA, 6.5%, 2010	880,000	908,046
North Little Rock, AR, Electric Rev., “A”, MBIA, 6.5%, 2015	6,000,000	6,842,280
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	384,253
		$10,541,128
Water & Sewer Utility Revenue - 13.1%
Arkansas Development Finance Authority, Economic Development Rev., “I”, AMBAC, 5.65%, 2014	$70,000	$70,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	1,200,000	1,137,396
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,679,420
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009 (c)	1,000,000	1,025,300
Fort Smith, AR, Water & Sewer Rev., N, FSA, 5%, 2032	2,000,000	1,879,020
Fort Smith, AR, Water & Sewer Rev., “C”, FSA, 5.25%, 2020	1,315,000	1,372,032
King County, WA, Sewer Rev., 5%, 2038	1,625,000	1,595,685
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	760,515
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,016,820
Little Rock, AR, Sewer Rev., “A”, FSA, 4.375%, 2033	750,000	638,160
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,770,173
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,535,000	1,488,781
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)	765,000	825,466
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	928,900
South Blount County, TN, Utility District Waterworks Rev., FSA, 5.25%, 2039	925,000	904,252
South Sebastian County, AR, Water Refunding Rev., MBIA, 5%, 2038	1,000,000	952,790
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	1,250,000	1,251,600
		$19,296,310
Total Municipal Bonds (Identified Cost, $143,985,757)		$141,622,899

23

Portfolio of Investments – continued

Money Market Funds (v) - 2.9%

Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	4,265,949	$4,265,949
Total Investments (Identified Cost, $148,251,706)		$145,888,848

Other Assets, Less Liabilities - 0.9%		1,322,083
Net Assets - 100.0%		$147,210,931

Derivative Contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	11	$1,426,734	Jun-09	$(32,953)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

24

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.1%
Long Beach, CA, Harbor Rev., “A”, FGIC, 5.25%, 2018	$3,500,000	$3,517,741
Palm Springs, CA, Palm Springs International Airport, 5.55%, 2028	490,000	337,620
Port Oakland, CA, “K”, FGIC, 5.75%, 2020	4,000,000	3,784,600
Port of Oakland, CA, “A”, MBIA, 5%, 2026	3,000,000	2,370,420
San Francisco, CA, City & County Airports Commission, International Airport Rev., FRN, 5.5%, 2019 (b)	1,730,000	1,766,226
San Jose CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,335,855
		$14,112,462
General Obligations - General Purpose - 2.5%
State of California, 6.5%, 2033	$3,000,000	$3,152,940
State of California, AMBAC, 6.3%, 2010	3,000,000	3,160,020
State of California, AMBAC, 7%, 2010	2,000,000	2,131,820
		$8,444,780
General Obligations - Improvement - 0.2%
Guam Government, “A”, 5.25%, 2037	$815,000	$535,178

General Obligations - Schools - 15.6%
Antelope Valley, CA (Union High School), “A”, MBIA, 5%, 2027	$1,400,000	$1,375,598
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	4,335,000	1,339,949
Butte Glenn Community College District, “A”, MBIA, 5%, 2026	1,885,000	1,852,710
Cabrillo, CA, Community College District Capital Appreciation, “A”, MBIA, 0%, 2028	1,000,000	332,440
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,213,002
Chaffey, CA, Union High School District, “C”, FSA, 5%, 2027	1,000,000	988,240
Colton, CA, Joint Union School District, “A”, FGIC, 5.375%, 2026	1,200,000	1,215,696
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2032	1,000,000	213,220
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2033	3,000,000	591,840
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,336,978
Desert, CA, Community College District, “C”, FSA, 5%, 2037	3,000,000	2,822,520
Foothill-De Anza, CA, Community College District, “A”, AMBAC, 4.5%, 2031	5,000,000	4,407,100
Gilroy Cauni School District, Election of 2002, “N”, FGIC, 5%, 2027	1,190,000	1,148,374
Glendale, CA, Community College District, Election 2002, “D”, MBIA, 5%, 2031	2,710,000	2,593,253

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2023	$2,285,000	$1,132,606
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2024	2,640,000	1,207,615
Little Lake, CA, City School District, “A”, FSA, 6.125%, 2010 (c)(f)	1,035,000	1,117,407
Long Beach, CA, Community College District, Election of 2008, “A”, FSA, 0%, 2028	1,375,000	465,781
Los Angeles, CA, Unified School District, “D”, 5%, 2034	2,000,000	1,880,940
Los Angeles, CA, Unified School District, Election 2002, “B”, AMBAC, 4.5%, 2031	3,325,000	2,860,265
Moorpark, CA, Unified School District, Election of 2008, “A”, N, 0%, 2033	3,000,000	608,010
Moreland, CA, School District, Election of 2002, “B”, FGIC, 0%, 2028	1,440,000	478,714
Natomas Union School District, Election of 2002, “B”, FGIC, 5%, 2028	1,430,000	1,333,718
Oceanside, CA, Union School District, N, 0%, 2031	3,210,000	767,896
Oceanside, CA, Union School District, Election of 2000, “C”, MBIA, 5.25%, 2032	1,940,000	1,893,964
Peralta, CA, Community College District, FSA, 5%, 2032	2,500,000	2,406,550
Perris, CA, Union School District, “A”, FGIC, 0%, 2027	3,100,000	1,014,165
Sacramento, CA, City Unified School District, FSA, 0%, 2025	5,510,000	2,241,358
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	4,115,000	3,720,618
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,068,634
Santa Barbara, CA, Community College District, “A”, 5.25%, 2033	2,000,000	2,018,940
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019	2,210,000	2,277,007
Santa Monica, CA (Community College District, 2002 Election), “C”, MBIA, 0%, 2027	2,000,000	680,520
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, MBIA, 0%, 2039	1,315,000	186,230
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, MBIA, 0%, 2040	1,400,000	185,318
Shasta, CA, Union High School District, Election 2001, MBIA, 0%, 2027	2,020,000	634,947
Walnut Valley, CA, Union School District, Election of 2000, “E”, FSA, 0%, 2028	1,535,000	519,966
Washington, CA, Union School District, Election of 1999, “A”, FGIC, 5.625%, 2021	1,000,000	1,040,080
		$53,172,169

25

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 14.5%
ABAG Finance Authority Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$1,837,000
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	3,000,000	2,449,140
California Health Facilities Financing Authority Rev., (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,573,590
California Health Facilities Financing Authority Rev., (Providence Health & Services), “C”, 6.5%, 2038	1,750,000	1,822,905
California Health Facilities Financing Authority Rev., Catholic Healthcare West, “G”, 5.25%, 2023	2,000,000	1,841,200
California Health Facilities Financing Authority Rev., Cedars Sinai Medical Center, 5%, 2027	1,000,000	861,110
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,390,690
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,365,180
California Statewide Communities Development Authority Rev., 5%, 2035	2,000,000	1,579,980
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	2,595,000	2,124,293
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	1,899,320
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	971,900
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital), “A”, CHFC, 5%, 2018	2,000,000	1,992,500
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5.5%, 2032	2,000,000	1,753,580
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	3,336,120
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	4,000,000	3,725,600
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	2,529,660
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	1,219,020
California Statewide Communities Development Authority Rev., “B”, 5.625%, 2042	4,000,000	3,735,520
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,511,085

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Central California Joint Powers Health Financing (Community Hospitals of Central California), 5.625%, 2011 (c)	$1,000,000	$1,095,100
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), “A”, 5%, 2047	2,000,000	1,504,780
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,600,000	2,141,880
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	758,370
Tahoe Forest California Hospital District, “A”, 5.85%, 2009 (c)	795,000	820,496
Tahoe Forest California Hospital District, “A”, 5.85%, 2022	205,000	172,175
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024	500,000	356,025
Valley Health Systems, CA, Partners Refunding Project, 6.875%, 2023	385,000	246,400
Washington Township, CA, Health Care Rev., 5%, 2018	1,000,000	971,810
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	1,826,400
		$49,412,829
Healthcare Revenue - Long Term Care - 0.8%
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022	$1,000,000	$947,970
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	640,790
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	796,270
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	410,000	347,975
		$2,733,005
Human Services - 0.2%
California Statewide Communities Development Authority Rev. (Inland Regional Center), 5.375%, 2037	$860,000	$623,122

Industrial Revenue - Environmental Services - 1.4%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$2,000,000	$1,851,500
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, FRN, 5.125%, 2031 (b)	2,250,000	2,037,308
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,250,000	959,600
		$4,848,408
Industrial Revenue - Other - 0.4%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$690,210

26

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - continued
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$960,000	$655,344
		$1,345,554
Miscellaneous Revenue - Other - 1.9%
ABAG Finance Authority Rev. (Jackson Lab), 5.75%, 2037	$2,615,000	$2,249,894
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,090,000	1,010,365
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	680,850
San Diego County, CA, COP (Burnham Institute), 6.25%, 2009 (c)	2,300,000	2,376,015
		$6,317,124
Multi-Family Housing Revenue - 0.9%
San Bernardino County, CA (Equity Residential/Redlands), “A”, 5.2%, 2029 (b)	$3,000,000	$3,014,670

Parking - 0.3%
San Francisco, CA, Union Square, MBIA, 6%, 2020	$1,000,000	$1,059,640

Single Family Housing - Local - 0.8%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$15,000	$15,670
California Rural Home Mortgage Finance Authority Rev., GNMA, 5.4%, 2036	2,365,000	2,321,555
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	20,000	20,221
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.375%, 2010 (c)	465,000	481,675
		$2,839,121
Single Family Housing - State - 4.0%
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.5%, 2038	$3,000,000	$2,801,700
California Housing Finance Agency Rev., “A”, 4.95%, 2036	3,400,000	2,461,294
California Housing Finance Agency Rev., “J”, 5.75%, 2047	2,495,000	2,477,310
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	850,000	457,912
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028	3,400,000	1,109,862
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	2,480,000	2,102,643
California Housing Finance Agency Rev., Home Mortgage, “I”, 4.75%, 2031	3,000,000	2,289,990
		$13,700,711

Issuer	Shares/Par	Value ($)

Solid Waste Revenue - 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West County Resource Recovery), “A”, 5.125%, 2014	$1,000,000	$1,000,900
South Bayside Waste Management Authority, California Solid Waste System Rev., AMBAC, 5.75%, 2020	2,100,000	2,116,485
		$3,117,385
State & Agency - Other - 1.3%
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018	$2,435,000	$2,756,907
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018	1,500,000	1,537,770
		$4,294,677
State & Local Agencies - 12.2%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019	$780,000	$993,080
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project), AMBAC, 4.5%, 2041	1,000,000	794,570
California Department of Water Resources, Power Supply Rev., “C”, 5.25%, 2028	2,500,000	2,271,400
California Public Works Board Lease Rev., Department of Corrections State Prison, “A”, 7.4%, 2010	5,000,000	5,313,700
California Public Works Board, Department of Justice, “D”, 5.25%, 2020	1,565,000	1,544,921
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,000,000	2,501,910
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,500,000	4,008,565
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,578,400
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.625%, 2013 (c)	5,000,000	5,666,600
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,037,200
Pomona, CA, Public Financing Authority Rev., “A”, AMBAC, 5%, 2042	3,735,000	3,013,659
Pomona, CA, Public Financing Authority Rev., “P”, 6.25%, 2010	2,130,000	2,221,526
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)	1,635,000	1,747,766
San Diego, CA, Regional Building Authority Lease Rev. (County Operations Center & Annex), “A”, 5.375%, 2036	3,000,000	2,943,360
San Francisco, CA, City & County, COP (San Bruno Jail No. 3), AMBAC, 5.25%, 2033	3,930,000	3,919,232
		$41,555,889

27

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - 1.0%
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$2,000,000	$1,728,520
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,600,000	1,499,824
		$3,228,344
Tax Assessment - 4.4%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$2,719,241
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,214,895
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities District No. 89-1, 5.7%, 2020	1,350,000	1,163,120
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	990,050
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010	715,000	725,532
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,426,786
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,223,775
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, MBIA, 0%, 2026	4,720,000	1,574,309
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	2,170,000	1,922,642
		$14,960,350
Tobacco - 3.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)	$2,645,000	$3,109,409
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,740,000	3,027,864
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	8,000,000	4,558,960
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	5,000,000	296,600
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	5,000,000	304,200
		$11,297,033
Toll Roads - 2.2%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5.125%, 2047	$5,000,000	$4,687,400
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., Capital Appreciation, “A”, 7.1%, 2010 (c)	2,500,000	2,672,250
		$7,359,650
Universities - Colleges - 8.6%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,459,110

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	$1,150,000	$712,874
California Educational Facilities Authority Rev. (Fresno Pacific University), “A”, 6.75%, 2019	2,000,000	1,913,680
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	1,777,675
California Educational Facilities Authority Rev. (Pepperdine University), “A”, AMBAC, 5%, 2035	1,000,000	937,050
California Educational Facilities Authority Rev. (Santa Clara University), “A”, MBIA, 5%, 2027	1,340,000	1,332,094
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	582,010
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	936,280
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,061,160
California Educational Facilities Authority Rev., “A”, 4.5%, 2033	3,000,000	2,651,340
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	170,000	183,520
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	1,674,240
California State University Rev., “A”, AMBAC, 5%, 2035	5,000,000	4,517,450
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	673,670
Foothill-De Anza, CA, Community College District, Election of 1999, “B”, FGIC, 0%, 2025	1,500,000	607,800
Hastings College of the Law, CA, ASSD GTY, 4.75%, 2037	1,290,000	1,122,661
University of California Rev., “A”, AMBAC, 5%, 2033	4,000,000	3,775,160
University of California Rev., “J”, FSA, 4.5%, 2035	4,000,000	3,451,560
		$29,369,334
Universities - Dormitories - 0.8%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,201,480
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	1,596,400
		$2,797,880
Universities - Secondary Schools - 1.0%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,000,000	$1,171,010
California Statewide Communities Development Authority Rev., Aspire Public Schools (Oakland Project), “A”, 7.25%, 2031	930,000	704,996
Los Angeles, CA, COP, 5.7%, 2018	1,800,000	1,642,086
		$3,518,092

28

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 1.6%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	$3,500,000	$3,369,905
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), “B”, 5%, 2027	2,500,000	1,935,675
		$5,305,580
Utilities - Municipal Owned - 3.4%
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)	$1,420,000	$1,497,475
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)	1,160,000	1,223,290
Los Angeles, CA, Department of Water & Power Rev., “A-1”, 5.25%, 2038	3,000,000	2,990,850
Los Angeles, CA, Department of Water & Power Rev., “A-1”, FSA, 4.625%, 2037	3,500,000	3,174,710
Northern California Power Agency Public Power Rev., 5.85%, 2010	880,000	920,630
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	769,272
Virgin Islands Water & Power Authority Rev., “A”, 5.125%, 2013	1,000,000	990,730
		$11,566,957
Utilities - Other - 0.5%
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	$2,565,000	$1,718,601

Water & Sewer Utility Revenue - 8.3%
Brentwood, CA, Infrastructure Financing Authority Water Rev., 5.75%, 2038	$1,080,000	$1,105,542
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	1,070,000	1,270,015
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	22,737
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2029	1,980,000	1,984,455
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	24,166

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Chino Basin, CA, Desalter Authority Rev., “A”, ASSD GTY, 5%, 2035	$1,000,000	$944,230
Culver City, CA, Wastewater Facilities Rev., “A”, FGIC, 5.6%, 2019	1,000,000	1,025,980
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)	1,065,000	1,166,005
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, FSA, 5%, 2037	4,000,000	3,493,520
Livermore Amador Valley Water Management Rev., “A”, AMBAC, 5%, 2031	4,875,000	4,635,540
Los Angeles, CA, Department of Water & Power Waterworks Rev., “A-1”, N, 5%, 2038	3,000,000	2,836,920
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,684,840
Sacramento County, CA, Sanitation District, Financing Authority Rev., MBIA, 5%, 2035	1,460,000	1,368,604
San Diego County, CA, Water Authority Rev., “A”, FSA, 5%, 2038	3,000,000	2,858,610
San Diego, CA, Public Facilities Financing Authority Water Rev., “A”, 5.25%, 2038	1,500,000	1,441,365
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	2,750,000	2,380,923
		$28,243,452
Total Municipal Bonds (Identified Cost, $360,384,653)		$330,491,997

Money Market Funds (v) - 2.5%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	8,577,179	$8,577,179
Total Investments (Identified Cost, $368,961,832)		$339,069,176

Other Assets, Less Liabilities - 0.4%		1,396,518
Net Assets - 100.0%		$340,465,694

Derivative Contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	56	$7,263,375	Jun-09	$(167,759)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

29

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® FLORIDA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.0%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 6.8%
Greater Orlando Aviation Authority Rev., “A”, FGIC, 5.25%, 2018	$1,000,000	$953,880
Lee County, FL, Airport Rev., “A”, FSA, 5.875%, 2018	1,000,000	1,016,300
Miami-Dade County, FL, Aviation Rev. (Miami International Airport), “B”, FSA, 5%, 2041	1,000,000	892,780
Pensacola, FL, Airport Rev., “B”, MBIA, 5.625%, 2014	440,000	442,149
		$3,305,109
General Obligations - General Purpose - 4.1%
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project), MBIA, 5.5%, 2020	$1,000,000	$946,740
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,038,250
		$1,984,990
General Obligations - Schools - 9.3%
Florida Board of Education, Capital Outlay, 9.125%, 2014 (f)	$2,600,000	$2,994,030
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	520,092
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	990,240
		$4,504,362
Healthcare Revenue - Hospitals - 18.9%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$430,000	$367,998
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), MBIA, 6.5%, 2019	1,000,000	1,037,680
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	300,000	223,380
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	423,928
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	103,270
Jacksonville, FL, Health Facilities Rev. (Ascencion Health), “A”, 5.25%, 2032	1,000,000	932,110
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	388,120
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032	750,000	558,405
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	305,000	235,710

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Marion County, FL, Hospital District Rev., 5.5%, 2014	$20,000	$20,208
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	501,260
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	190,275
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	501,165
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	781,050
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	579,620
South Broward, FL, Hospital District Rev., 5%, 2036	1,015,000	850,814
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	500,000	424,055
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	300,000	268,575
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), MBIA, 6.625%, 2013	760,000	759,970
		$9,147,593
Healthcare Revenue - Long Term Care - 0.3%
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026	$250,000	$166,053

Human Services - 0.6%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$289,029

Industrial Revenue - Chemicals - 1.0%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	369,175
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	114,048
		$483,223
Industrial Revenue - Environmental Services - 0.6%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	$300,000	$267,375

Industrial Revenue - Other - 1.2%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	$160,000	$143,654
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	425,975
		$569,629

30

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper - 1.2%
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	$500,000	$565,865

Miscellaneous Revenue - Other - 0.5%
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	$130,000	$94,042
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	200,000	140,008
		$234,050
Multi-Family Housing Revenue - 2.9%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$500,000	$437,650
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q-1”, AMBAC, 5.1%, 2018	905,000	909,516
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), FSA, 4.3%, 2012	80,000	79,875
		$1,427,041
Sales & Excise Tax Revenue - 4.4%
Miami-Dade County, FL, Special Obligations, Capital Appreciation, “A”, MBIA, 0%, 2032	$2,000,000	$380,180
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023	1,000,000	969,610
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034	815,000	781,968
		$2,131,758
Single Family Housing - Local - 0.9%
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	$24,000	$25,545
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), “A-1”, GNMA, 7.2%, 2033	25,000	25,629
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	45,000	44,156
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage), “A-1”, GNMA, 5.2%, 2031	350,000	347,820
		$443,150
Single Family Housing - State - 1.5%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$860,000	$735,618

Solid Waste Revenue - 0.4%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$184,428

State & Local Agencies - 4.9%
Florida Municipal Loan Council Rev., “C”, MBIA, 5.25%, 2022	$1,000,000	$1,016,200

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Miami-Dade County School Board, FL, COP, “B”, ASSD GTY, 5%, 2033	$1,500,000	$1,362,435
		$2,378,635
Tax - Other - 0.2%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$106,734

Tax Assessment - 3.5%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$185,000	$147,985
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	195,000	97,615
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	145,000	113,561
Concorde Estates, FL, Community Development District, “B”, 5%, 2011	185,000	141,399
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	165,000	113,532
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	40,000	39,927
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	85,000	67,991
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	100,000	56,999
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	85,000	58,732
Middle Village Community Development District, FL, Special Assessment, “B”, 5%, 2009	20,000	19,920
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	200,000	84,186
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	105,000	80,968
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	90,000	72,770
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	65,000	58,189
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	80,000	65,928
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	60,000	58,267
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	119,328
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	185,000	115,471
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	130,000	70,980
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	155,000	92,242
		$1,675,990

31

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tobacco - 2.2%
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	$500,000	$312,590
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,050,000	575,547
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	250,000	156,568
		$1,044,705
Universities - Colleges - 4.4%
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020	$610,000	$611,739
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	500,000	531,035
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,000,000	993,150
		$2,135,924
Universities - Dormitories - 4.1%
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	$1,185,000	$1,200,725
Florida Finance Authority, Capital Loan Projects Rev., “F”, MBIA, 5.125%, 2021	1,000,000	792,270
		$1,992,995
Utilities - Investor Owned - 1.0%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$492,765

Utilities - Municipal Owned - 3.2%
Florida Power Agency Rev., “A”, 5%, 2031	$1,000,000	$893,270

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034	$720,000	$657,274
		$1,550,544
Water & Sewer Utility Revenue - 16.9%
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020	$1,000,000	$1,018,520
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032	1,500,000	1,483,635
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023	1,000,000	1,001,190
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	950,710
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, MBIA, 6%, 2019	940,000	1,093,859
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	505,000	495,223
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	2,115,000	1,870,252
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., 5%, 2038	250,000	242,133
		$8,155,522
Total Municipal Bonds (Identified Cost, $49,771,826)		$45,973,087

Money Market Funds (v) - 2.1%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	984,804	$984,804
Total Investments (Identified Cost, $50,756,630)		$46,957,891

Other Assets, Less Liabilities - 2.9%		1,424,475
Net Assets - 100.0%		$48,382,366

Derivative Contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	6	$778,219	Jun-09	$(17,974)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

32

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.8%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2029	$750,000	$752,918
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2034	750,000	740,505
Atlanta, GA, Airport Rev., “B”, FSA, 5.25%, 2033	1,000,000	1,010,410
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	236,443
		$2,740,276
General Obligations - General Purpose - 4.3%
Atlanta & Fulton County, GA, Park Improvement, “A”, MBIA, 5%, 2030	$500,000	$499,310
Cherokee County, GA, 4.5%, 2029	500,000	485,865
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	454,340
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities Project), 5.5%, 2022	1,000,000	1,043,520
		$2,483,035
General Obligations - Improvement - 0.1%
Guam Government, “A”, 5.25%, 2037	$100,000	$65,666

General Obligations - Schools - 4.3%
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024	$575,000	$531,668
Forsyth County, GA, School District, 6%, 2010 (c)	750,000	797,985
Fulton County, GA, School District, 6.375%, 2010	1,080,000	1,107,410
		$2,437,063
Healthcare Revenue - Hospitals - 6.1%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$661,920
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), “A”, 6%, 2017	350,000	316,859
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	146,682
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	350,000	258,468
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	310,998
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	500,000	390,535
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	435,000	403,506
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	335,000	258,895
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009	80,000	79,959

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	$110,000	$103,168
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	395,985
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	240,000	188,599
		$3,515,574
Healthcare Revenue - Long Term Care - 0.6%
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	$150,000	$103,896
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5%, 2027	150,000	92,356
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	121,108
		$317,360
Industrial Revenue - Environmental Services - 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$467,310

Industrial Revenue - Other - 1.3%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser-Busch Project), 5.95%, 2032	$750,000	$608,460
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	109,224
		$717,684
Industrial Revenue - Paper - 1.1%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$103,374
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	94,236
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	442,475
		$640,085
Multi-Family Housing Revenue - 2.4%
East Point Housing Authority, Multi-Family Rev. (Laurel Ridge at Washington Road Apartments LP), FNMA, FRN, 5%, 2032 (b)	$500,000	$472,670
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	900,000	901,332
		$1,374,002

33

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - 3.9%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$500,000	$524,905
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, FSA, 5%, 2037	1,500,000	1,484,205
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	227,746
		$2,236,856
Single Family Housing - State - 4.6%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$948,530
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.6%, 2032	555,000	517,404
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	739,072
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	455,025
		$2,660,031
State & Agency - Other - 7.6%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), ASSD GTY, 5%, 2038	$1,000,000	$816,070
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2010 (c)	335,000	359,599
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2020	165,000	171,051
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project), AMBAC, 5.9%, 2019	1,000,000	1,030,530
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	2,001,520
		$4,378,770
State & Local Agencies - 4.9%
Clayton County, GA, Development Authority Rev., “A”, 6.25%, 2009 (c)	$500,000	$519,605
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project), 6.25%, 2010 (c)	755,000	812,697
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	1,000,000	1,000,720
Gilmer County, GA, Building Authority Rev., Courthouse Project, “A”, XLCA, 5%, 2029	500,000	485,840
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	15,000	15,006
		$2,833,868
Tax - Other - 1.6%
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	$1,000,000	$914,220

Tax Assessment - 0.3%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$107,676
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	83,364
		$191,040

Issuer	Shares/Par	Value ($)

Toll Roads - 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$595,000	$554,005

Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	$185,000	$189,638

Universities - Colleges - 18.6%
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2024	$250,000	$198,168
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2031	250,000	169,260
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	426,120
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	417,915
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	447,470
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,023,730
Dekalb Newton & Gwinnett Counties Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	476,865
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2010 (c)	980,000	1,076,755
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), “A”, 5%, 2031	265,000	266,338
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), XLCA, 5%, 2032	500,000	482,675
Fulton County, GA, Development Authority Rev. (Molecular Science Building), MBIA, 5%, 2034	1,000,000	974,850
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	1,250,000	1,219,762
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	302,286
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	76,827
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	555,000	601,598
Private Colleges & Universities, GA, Authority Rev. (Emory University ), “C”, 5%, 2038	1,000,000	989,310
Savannah, GA, Economic Development Authority Rev. (AASU Student Union, LLC), ASSD GTY, 5.125%, 2039	500,000	495,030
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	160,000	160,062
South Regional, GA, Joint Development Authority Rev. (VSU Auxiliary Student Services), “A”, ASSD GTY, 5%, 2036	1,000,000	889,030
		$10,694,051

34

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Dormitories - 0.7%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$500,000	$415,935

Utilities - Municipal Owned - 5.7%
Georgia Municipal Electric Authority Power Rev., “A”, MBIA, 6.5%, 2020	$1,250,000	$1,423,650
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	300,000	310,068
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	103,277
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	1,000,000	1,049,450
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2012 (c)	350,000	395,024
		$3,281,469
Utilities - Other - 0.3%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “B”, 5%, 2019	$250,000	$171,247

Water & Sewer Utility Revenue - 21.8%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$517,200
Atlanta, GA, Water & Wastewater Rev., FSA, 5%, 2037	870,000	854,384
Atlanta, GA, Water & Wastewater Rev., “A”, MBIA, 5%, 2033	200,000	167,780
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034	1,000,000	1,008,060
Cherokee County, GA, Water & Sewer Authority Rev., FSA, 5%, 2035 (f)	1,000,000	981,270

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)	$1,000,000	$1,071,670
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)	470,000	501,246
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	379,132
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	839,710
Fairburn, GA, Utility Rev., 5.75%, 2010 (c)	500,000	541,240
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)	1,105,000	1,178,947
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014	100,000	111,919
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	2,150,000	2,415,783
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	270,000	249,024
Walton County, GA, Water & Sewer Authority Rev. (Oconee-Hard Creek), FSA, 5%, 2038	750,000	738,682
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), FSA, 5%, 2038	1,000,000	968,770
		$12,524,817
Total Municipal Bonds (Identified Cost, $57,318,839)		$55,804,002

Money Market Funds (v) - 1.3%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	774,568	$774,568
Total Investments (Identified Cost, $58,093,407)		$56,578,570

Other Assets, Less Liabilities - 1.6%		921,264
Net Assets - 100.0%		$57,499,834

Derivative Contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	6	$778,219	Jun-09	$(17,974)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

35

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.4%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.0%
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	$1,000,000	$1,003,410

General Obligations - General Purpose - 8.7%
Baltimore, MD, “B”, 7.15%, 2009	$2,120,000	$2,194,052
Baltimore, MD, Public Improvement, “A”, FSA, 5%, 2027	1,050,000	1,085,385
Baltimore, MD, UT, Public Improvement, “A”, MBIA, 7%, 2009	1,000,000	1,033,580
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	207,540
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	359,651
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.25%, 2026	2,330,000	1,910,064
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)	2,000,000	2,053,880
		$8,844,152
General Obligations - Improvement - 3.9%
Prince George’s County, MD, Unrefunded Balance, Public Improvement, FSA, 5.375%, 2009 (c)	$80,000	$82,754
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	1,620,000	1,712,275
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	2,030,000	2,145,629
		$3,940,658
Healthcare Revenue - Hospitals - 23.4%
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	$830,000	$769,908
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	494,605
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	413,035
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,000,000	1,019,850
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	863,690
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	890,900
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	251,786

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, ETM, 6%, 2020 (c)	$755,000	$797,839
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	537,878
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	703,810
Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), ETM, 5.7%, 2009 (c)	560,000	566,860
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	750,105
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	654,105
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2038	965,000	851,381
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	444,093
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, 5.25%, 2038	2,000,000	1,953,040
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	800,000	705,288
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	2,000,000	1,948,880
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	584,310
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	500,000	540,490
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	813,590
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,030,630
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	893,430
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	396,695
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.625%, 2010 (c)	945,000	1,004,478

36

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 5%, 2031	$1,000,000	$915,820
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	398,265
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	386,805
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA, FRN, 10.573%, 2022 (p)	1,350,000	1,520,397
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	496,330
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	200,000	187,578
		$23,785,871
Healthcare Revenue - Long Term Care - 0.7%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$257,672
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	174,465
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	156,792
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	172,746
		$761,675
Human Services - 0.6%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$250,000	$205,978
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	388,070
		$594,048
Industrial Revenue - Chemicals - 1.5%
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales (Dupont), “B”, 6.5%, 2011	$1,500,000	$1,557,120

Industrial Revenue - Environmental Services - 0.7%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$670,852

Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$375,000	$255,994

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - 1.5%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,554,464

Multi-Family Housing Revenue - 5.2%
Maryland Community Development Administration (Waters Landing II Apartments), “A”, GNMA, FRN, 5.875%, 2033	$1,500,000	$1,539,225
Maryland Community Development Administration, “A”, 5%, 2034	910,000	781,426
Maryland Community Development Administration, “A”, 5.1%, 2044	970,000	845,054
Maryland Community Development Administration, “A”, 5.05%, 2047	1,000,000	825,330
Maryland Community Development Administration, “B”, FNMA, 5%, 2039	500,000	438,470
Maryland Community Development Administration, “D”, 5%, 2032	1,000,000	873,420
		$5,302,925
Parking - 1.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,500,000	$1,219,365

Sales & Excise Tax Revenue - 0.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$335,000	$272,482

Single Family Housing Revenue - Local - 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$25,000	$24,927

Single Family Housing - State - 5.1%
Maryland Community Development Administration Housing, 5.1%, 2037	$1,000,000	$895,380
Maryland Community Development Administration Housing, 5.65%, 2048	1,000,000	1,007,930
Maryland Community Development Administration Housing, “A”, 5.875%, 2016	715,000	715,400
Maryland Community Development Administration Residential, “B”, 4.75%, 2019	305,000	297,573
Maryland Community Development Administration, “I”, 6%, 2041	815,000	822,050
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,505,000	1,311,908
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	175,000	164,486
		$5,214,727
State & Agency - Other - 3.2%
Howard County, MD, COP, 8%, 2019	$805,000	$1,111,681
Howard County, MD, COP, 8%, 2019	385,000	531,673
Howard County, MD, COP, 8%, 2019	680,000	939,060

37

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Agency - Other - continued
Howard County, MD, COP, “B”, 8.15%, 2021	$450,000	$629,739
		$3,212,153
State & Local Agencies - 3.9%
Prince George’s County, MD, Lease Development Authority Rev., MBIA, 0%, 2009	$1,500,000	$1,491,960
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016	1,040,000	1,202,417
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “E”, 5.7%, 2010 (c)	1,235,000	1,283,758
		$3,978,135
Tax - Other - 1.8%
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$1,000,000	$864,260
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,000,000	937,390
		$1,801,650
Tax Assessment - 2.3%
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029 (f)	$1,555,000	$1,597,654
Baltimore, MD, Special Obligation, “A”, 7%, 2038	400,000	315,720
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	250,000	143,433
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	258,625
		$2,315,432
Tobacco - 0.6%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$400,000	$436,188
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	195,000	158,693
		$594,881
Toll Roads - 0.9%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$985,000	$917,134

Transportation - Special Tax - 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2033	$1,365,000	$1,317,716
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,704,990
		$3,022,706
Universities - Colleges - 14.0%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$180,000	$180,002
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,545,152

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	$1,000,000	$707,490
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), “A”, 5.7%, 2010 (c)	850,000	894,957
Maryland Health & Higher Education (Loyola College), “A”, 5%, 2040	1,000,000	843,450
Maryland Health & Higher Education (Maryland Institute College of Art), 5%, 2030	750,000	559,597
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	484,945
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,006,980
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,361,504
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,020,000	1,105,639
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	825,000	809,251
Morgan State University, MD, Academic, MBIA, 6.05%, 2015	1,500,000	1,713,465
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,140,450
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	828,760
		$14,181,642
Universities - Dormitories - 2.1%
Maryland Economic Development Corp. (Morgan State University Project), “A”, 6%, 2034	$1,000,000	$663,370
Maryland Economic Development Corp., Collegiate Housing (Salisbury), “A”, 6%, 2019	1,000,000	831,500
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	661,780
		$2,156,650
Universities - Secondary Schools - 0.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	$500,000	$299,500
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	269,872
		$569,372
Utilities - Investor Owned - 0.5%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$512,235

38

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 3.8%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$3,360,000	$3,120,298
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	540,000	558,122
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	191,062
		$3,869,482
Water & Sewer Utility Revenue - 7.6%
Baltimore, MD, Rev., LEVRRS, MBIA, FRN, 10.03%, 2020 (p)	$3,000,000	$3,787,800
Baltimore, MD, Wastewater Rev. Project, “A”, MBIA, 5.65%, 2020	2,000,000	2,262,600
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	379,132
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	839,710

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	$40,000	$40,959
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	480,000	442,709
		$7,752,910
Total Municipal Bonds (Identified Cost, $105,066,022)		$99,887,052

Money Market Funds (v) - 0.2%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	194,806	$194,806
Total Investments (Identified Cost, $105,260,828)		$100,081,858

Other Assets, Less Liabilities - 1.4%		1,378,621
Net Assets - 100.0%		$101,460,479

Derivative Contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	12	$1,556,438	Jun-09	$(35,949)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

39

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.7%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.5%
Massachusetts Port Authority Rev., “A”, MBIA, 5%, 2033	$3,000,000	$2,909,569
Massachusetts Port Authority Rev., “C”, 6.125%, 2010 (c)	1,460,000	1,535,482
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	485,000	614,854
		$5,059,905
General Obligations - General Purpose - 10.8%
Boston, MA, “A”, 5.75%, 2010 (c)	$3,645,000	$3,802,865
Brookline, MA, 5.375%, 2019	1,800,000	1,856,358
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,500,000	2,656,775
Greater Lawrence, MA, Sanitation District, MBIA, 5.625%, 2010 (c)	1,640,000	1,756,719
Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	3,000,000	3,154,350
Massachusetts Consolidated Loan, “B”, 5.75%, 2010 (c)	1,000,000	1,061,300
Massachusetts Consolidated Loan, “C”, 5.75%, 2010 (c)	1,500,000	1,599,630
Middleborough, MA, FGIC, 5.6%, 2010 (c)	75,000	78,703
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	575,712
State of Massachusetts, “A”, 5%, 2039	1,000,000	975,700
Sutton, MA, MBIA, 5.5%, 2017	1,000,000	1,028,540
Sutton, MA, MBIA, 5.5%, 2019	1,000,000	1,025,380
Westford, MA, FGIC, 5.25%, 2010 (c)	2,250,000	2,378,273
		$21,950,305
General Obligations - Improvement - 1.7%
Guam Government, “A”, 5.25%, 2037	$395,000	$259,381
Worcester, MA, “A”, FSA, 6%, 2010 (c)(f)	2,955,000	3,145,420
		$3,404,801
General Obligations - Schools - 0.9%
Narragansett, MA, Regional School District, AMBAC, 6%, 2019	$1,720,000	$1,778,738

Healthcare Revenue - Hospitals - 13.1%
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	$1,000,000	$911,330
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	911,928
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research), “C”, 6.375%, 2016	50,000	52,397
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	15,000	17,232

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “F”, 5.75%, 2033	$2,000,000	$1,831,360
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,350,000	1,152,414
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,000,000	1,505,580
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	1,482,180
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022	20,000	18,123
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,806,746
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	62,361
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	725,568
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,000,665
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,245,270
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,226,265
Massachusetts Health & Educational Facilities Authority Rev. (Milton Hospital), “C”, 5.5%, 2016	600,000	489,330
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	815,000	907,633
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	45,000	49,460
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025	1,090,000	796,605
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	100,000	102,483
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	1,921,940

40

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	$1,000,000	$675,620
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	728,345
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	932,760
Massachusetts Health & Educational Facilities Authority Rev., “C”, FGIC, 4.5%, 2035	1,045,000	747,562
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts Biomedical Research), “A”, 0%, 2010	5,300,000	5,155,681
		$26,456,838
Healthcare Revenue - Long Term Care - 0.5%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$349,240
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	500,000	282,510
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	436,773
		$1,068,523
Healthcare Revenue - Other - 0.9%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$1,764,300

Human Services - 0.4%
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for Deaf Children), “C”, 6.1%, 2019	$1,000,000	$842,680

Industrial Revenue - Airlines - 1.3%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), “A”, MBIA, 5.625%, 2011	$1,140,000	$1,080,401
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), MBIA, 5.875%, 2016	1,900,000	1,621,289
		$2,701,690
Industrial Revenue - Environmental Services - 0.8%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$714,533
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, FRN, 6.9%, 2029 (b)	1,000,000	1,007,620
		$1,722,153
Industrial Revenue - Other - 2.1%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,693,341
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,111,760

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - continued
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$595,000	$406,177
		$4,211,278
Miscellaneous Revenue - Other - 2.7%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$723,346
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	1,807,760
Massachusetts St. Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,345,551
Massachusetts St. Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,502,010
		$5,378,667
Multi-Family Housing Revenue - 7.5%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,133,808
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,340,775
Massachusetts Housing Finance Agency Rev., “A”, 5%, 2028	2,325,000	2,123,562
Massachusetts Housing Finance Agency Rev., “A”, 5.2%, 2037	1,500,000	1,323,780
Massachusetts Housing Finance Agency Rev., “A”, AMBAC, 5.5%, 2040	1,565,000	1,229,370
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	882,820
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	1,900,000	1,735,384
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	625,025
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,156,734
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,217,586
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	1,375,000	1,377,173
		$15,146,017
Parking - 0.6%
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	$450,000	$465,174
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	500,000	516,860
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	250,000	258,430
		$1,240,464
Sales & Excise Tax Revenue - 4.3%
Massachusetts Bay Transportation Authority, Sales Tax Rev., 0%, 2034	$6,000,000	$1,390,260
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	1,942,149

41

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2033	$1,000,000	$1,031,960
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	1,871,260
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	1,000,000	888,300
Route 3 North Transit Improvement Associates Rev., MBIA, 5.625%, 2010 (c)	1,500,000	1,591,845
		$8,715,774
Single Family Housing Revenue - Local - 1.5%
Boston Housing Authority Capital Program Rev., FSA, 5%, 2028	$3,000,000	$2,967,360

Single Family Housing - State - 3.1%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,356,645
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,407,624
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, FSA, 4.875%, 2038	1,735,000	1,485,004
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	2,000,000	1,962,260
		$6,211,533
Solid Waste Revenue - 1.0%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$405,000	$394,754
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,573,514
		$1,968,268
State & Agency - Other - 0.7%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,404,319

Student Loan Revenue - 2.1%
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	$90,000	$86,278
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,000,000	2,827,020
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,312,754
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue G”, “A”, MBIA, 6.05%, 2017	40,000	40,346
		$4,266,398

Issuer	Shares/Par	Value ($)

Tax - Other - 0.8%
Massachusetts Bay Transportation Authority, Unrefunded Balance, “A”, 5.75%, 2018	$320,000	$331,290
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,420,000	1,331,094
		$1,662,384
Tax Assessment - 0.1%
Massachusetts Bay Transportation Authority Rev., 5.25%, 2030	$245,000	$246,034

Tobacco - 0.1%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	$400,000	$266,452

Toll Roads - 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$2,085,000	$1,941,344

Transportation - Special Tax - 0.8%
Indiana Finance Authority Highway Rev., “A”, MBIA, 4.5%, 2029	$1,805,000	$1,667,098

Universities - Colleges - 22.0%
Massachusetts College Building Authority Project Rev., “A”, XLCA, 0%, 2022	$8,310,000	$4,356,268
Massachusetts College Building Authority Project Rev., “A”, XLCA, 5.25%, 2023	1,000,000	1,026,870
Massachusetts College Building Authority Project Rev., “A”, XLCA, 5%, 2043	2,110,000	1,936,178
Massachusetts Development Finance Agency Rev. (Boston College), “P”, 5%, 2042	2,250,000	2,121,413
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,397,220
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	740,290
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	50,000	52,790
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “C”, 5.75%, 2013 (c)	1,000,000	1,174,450
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	1,000,000	1,028,410
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	1,491,860
Massachusetts Development Finance Agency Rev. (Olin College), “B”, XLCA, 5.25%, 2033	3,000,000	2,728,260
Massachusetts Development Finance Agency Rev. (Simmons College), XLCA, 5.25%, 2026	2,000,000	1,590,200
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	1,000,000	981,290

42

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	$1,115,000	$1,296,823
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,149,345
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2036	1,500,000	1,590,720
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2037	2,000,000	1,800,240
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	1,898,715
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	971,870
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	2,000,000	2,028,180
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,083,960
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	514,730
Massachusetts Health & Educational Facilities Authority Rev. (Tufts University), 5.375%, 2038	850,000	864,017
Massachusetts Health & Educational Facilities Authority Rev. (UMass Worcester) ,”B”, FGIC, 5.125%, 2019	1,005,000	1,026,798
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.85%, 2010 (c)	1,200,000	1,296,996
Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), 5%, 2033	1,000,000	1,007,140
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,007,520
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2009	1,000,000	993,130
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2010	1,000,000	976,470
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2011	500,000	478,145
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,647,929
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	2,245,000	2,197,316
		$44,455,543
Universities - Secondary Schools - 4.2%
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	$2,260,000	$1,754,687
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	762,910

Issuer	Shares/Par	Value ($)

Universities - Secondary Schools - continued
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	$1,130,000	$990,615
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	1,000,000	900,500
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	508,495
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.55%, 2019	1,000,000	867,330
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.65%, 2029	1,000,000	776,060
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027	2,000,000	1,870,080
		$8,430,677
Utilities - Municipal Owned - 1.7%
Long Island Power Authority, Electrical Systems Rev., “C”, FSA, 5%, 2035	$1,480,000	$1,425,344
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	725,000	726,762
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	1,365,000	1,347,542
		$3,499,648
Water & Sewer Utility Revenue - 7.5%
King County, WA, Sewer Rev., 5%, 2038	$2,220,000	$2,179,951
Massachusetts Water Pollution Abatement Trust, 5.25%, 2030	2,310,000	2,431,783
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,075,520
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	25,000	25,495
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	161,403
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	144,783
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	75,041
Massachusetts Water Resources Authority, General Rev., “A”, FGIC, 6%, 2010 (c)	1,000,000	1,077,730
Massachusetts Water Resources Authority, General Rev., “J”, FSA, 5%, 2023	500,000	512,740
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,120,000	2,056,167
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	3,000,000	2,809,170
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	2,000,000	1,711,940
		$15,261,723
Total Municipal Bonds (Identified Cost, $201,114,409)		$195,690,914

43

Portfolio of Investments – continued

Money Market Funds (v) - 2.8%

Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	5,580,865	$5,580,865
Total Investments (Identified Cost, $206,695,274)		$201,271,779

Other Assets, Less Liabilities - 0.5%		999,488
Net Assets - 100.0%		$202,271,267

Derivative Contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	27	$3,501,984	Jun-09	$(80,884)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $143,654, representing 0.30% of net assets for the Florida Fund.
(p)	Primary inverse floater.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

44

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 3/31/09

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$74,795,810	$143,985,757	$360,384,653	$49,771,826
Underlying funds, at cost and net asset value	1,959,869	4,265,949	8,577,179	984,804
Total investments, at identified cost	$76,755,679	$148,251,706	$368,961,832	$50,756,630
Unrealized appreciation (depreciation)	(2,514,002)	(2,362,858)	(29,892,656)	(3,798,739)
Total investments, at value	$74,241,677	$145,888,848	$339,069,176	$46,957,891
Receivable for investments sold	25,000	373,363	—	510,462
Receivable for fund shares sold	97,876	287,865	681,376	28,865
Interest and dividends receivable	1,083,263	2,009,005	4,962,563	1,067,579
Other assets	1,546	2,457	5,079	1,203
Total assets	$75,449,362	$148,561,538	$344,718,194	$48,566,000

Liabilities
Distributions payable	$110,165	$214,708	$650,206	$104,944
Payable for daily variation margin on open futures contracts	—	8,250	42,000	4,500
Payable for investments purchased	—	998,061	3,135,002	—
Payable for fund shares reacquired	69,002	50,918	282,556	12,128
Payable to affiliates
Management fee	1,845	3,612	8,365	1,191
Shareholder servicing costs	9,483	13,324	39,103	7,012
Distribution and service fees	1,307	2,768	10,330	512
Administrative services fee	123	200	407	96
Payable for independent trustees’ compensation	8,199	7,870	16,854	8,026
Accrued expenses and other liabilities	44,806	50,896	67,677	45,225
Total liabilities	$244,930	$1,350,607	$4,252,500	$183,634
Net assets	$75,204,432	$147,210,931	$340,465,694	$48,382,366

Net assets consist of
Paid-in capital	$77,930,792	$149,460,165	$373,395,956	$52,343,826
Unrealized appreciation (depreciation) on investments	(2,514,002)	(2,395,811)	(30,060,415)	(3,816,713)
Accumulated net realized gain (loss) on investments	(259,099)	118,274	(3,161,282)	(159,577)
Undistributed net investment income	46,741	28,303	291,435	14,830
Net assets	$75,204,432	$147,210,931	$340,465,694	$48,382,366

45

Statements of Assets and Liabilities – continued

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net assets
Class A	$68,320,051	$141,099,546	$291,508,976	$43,401,420
Class B	6,884,381	6,111,385	19,476,560	4,980,946
Class C	—	—	29,480,158	—
Total net assets	$75,204,432	$147,210,931	$340,465,694	$48,382,366

Shares of beneficial interest outstanding
Class A	7,113,870	14,965,387	56,657,534	4,868,888
Class B	716,899	647,575	3,784,408	558,665
Class C	—	—	5,710,201	—
Total shares of beneficial interest outstanding	7,830,769	15,612,962	66,152,143	5,427,553

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$9.60	$9.43	$5.15	$8.91
Offering price per share (100/95.25 × net asset value per share)	$10.08	$9.90	$5.41	$9.35

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$9.60	$9.44	$5.15	$8.92

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$—	$5.16	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

46

Statements of Assets and Liabilities – continued

At 3/31/09	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$57,318,839	$105,066,022	$201,114,409
Underlying funds, at cost and net asset value	774,568	194,806	5,580,865
Total investments, at identified cost	$58,093,407	$105,260,828	$206,695,274
Unrealized appreciation (depreciation)	(1,514,837)	(5,178,970)	(5,423,495)
Total investments, at value	$56,578,570	$100,081,858	$201,271,779
Receivable for investments sold	92,536	118,087	101,900
Receivable for fund shares sold	88,138	18,451	213,247
Interest and dividends receivable	924,447	1,611,142	3,006,906
Other assets	1,285	2,015	3,216
Total assets	$57,684,976	$101,831,553	$204,597,048

Liabilities
Distributions payable	$78,736	$152,217	$364,364
Payable for daily variation margin on open futures contracts	4,500	9,000	20,250
Payable for investments purchased	—	—	1,727,840
Payable for fund shares reacquired	37,754	131,327	116,809
Payable to affiliates
Management fee	1,413	2,491	4,970
Shareholder servicing costs	7,614	12,907	20,307
Distribution and service fees	963	1,727	3,463
Administrative services fee	104	151	259
Payable for independent trustees’ compensation	9,277	12,235	12,509
Accrued expenses and other liabilities	44,781	49,019	55,010
Total liabilities	$185,142	$371,074	$2,325,781
Net assets	$57,499,834	$101,460,479	$202,271,267

Net assets consist of
Paid-in capital	$59,040,947	$106,774,707	$206,261,328
Unrealized appreciation (depreciation) on investments	(1,532,811)	(5,214,919)	(5,504,379)
Accumulated net realized gain (loss) on investments	(61,283)	(217,107)	1,289,067
Undistributed net investment income	52,981	117,798	225,251
Net assets	$57,499,834	$101,460,479	$202,271,267

47

Statements of Assets and Liabilities – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$53,156,049	$93,075,344	$185,105,041
Class B	4,343,785	8,385,135	17,166,226
Total net assets	$57,499,834	$101,460,479	$202,271,267

Shares of beneficial interest outstanding
Class A	5,322,664	9,173,910	17,878,255
Class B	433,364	826,825	1,655,183
Total shares of beneficial interest outstanding	5,756,028	10,000,735	19,533,438

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$9.99	$10.15	$10.35
Offering price per share (100/95.25 × net asset value per share)	$10.49	$10.66	$10.87

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.02	$10.14	$10.37

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

48

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 3/31/09

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net investment income
Interest	$3,963,764	$7,441,693	$20,814,107	$2,961,996
Dividends from underlying funds	2,005	2,618	5,257	332
Total investment income	$3,965,769	$7,444,311	$20,819,364	$2,962,328
Expenses
Management fee	$370,135	$702,466	$1,782,808	$264,775
Distribution and service fees	248,647	193,853	815,568	46,046
Shareholder servicing costs	46,876	83,093	225,048	37,952
Administrative services fee	21,769	33,250	69,177	18,146
Independent trustees’ compensation	4,214	6,705	13,745	4,070
Custodian fee	21,631	30,555	62,824	20,050
Shareholder communications	5,036	9,573	19,433	4,561
Auditing fees	41,977	41,977	41,977	41,977
Legal fees	2,421	5,057	29,588	4,380
Registration fees	—	—	—	27,592
Interest expense and fees	24,550	94,159	260,027	—
Miscellaneous	42,252	56,700	95,808	13,960
Total expenses	$829,508	$1,257,388	$3,416,003	$483,509
Fees paid indirectly	(8,667)	(15,160)	(32,726)	(5,189)
Reduction of expenses by investment adviser	(132,123)	(249,043)	(641,400)	(95,172)
Net expenses	$688,718	$993,185	$2,741,877	$383,148
Net investment income	$3,277,051	$6,451,126	$18,077,487	$2,579,180

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(239,489)	$763,399	$1,525,355	$72,217
Futures contracts	29,002	(263,613)	(663,384)	(75,584)
Swap transactions	58,690	46,234	—	21,695
Net realized gain (loss) on investments	$(151,797)	$546,020	$861,971	$18,328
Change in unrealized appreciation (depreciation)
Investments	$(3,758,782)	$(4,986,610)	$(30,731,406)	$(4,351,917)
Futures contracts	—	(47,454)	(208,039)	(22,807)
Swap transactions	(27,659)	(51,308)	—	(25,654)
Net unrealized gain (loss) on investments	$(3,786,441)	$(5,085,372)	$(30,939,445)	$(4,400,378)
Net realized and unrealized gain (loss) on investments	$(3,938,238)	$(4,539,352)	$(30,077,474)	$(4,382,050)
Change in net assets from operations	$(661,187)	$1,911,774	$(11,999,987)	$(1,802,870)

See Notes to Financial Statements

49

Statements of Operations – continued

Year ended 3/31/09	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income
Interest	$3,097,643	$6,099,698	$11,397,522
Dividends from underlying funds	492	665	2,060
Total investment income	$3,098,135	$6,100,363	$11,399,582
Expenses
Management fee	$276,003	$528,123	$995,393
Distribution and service fees	187,610	440,700	834,676
Shareholder servicing costs	38,418	91,430	145,218
Administrative services fee	18,655	27,082	43,074
Independent trustees’ compensation	4,026	6,865	12,568
Custodian fee	20,038	28,874	40,683
Shareholder communications	5,217	8,965	12,370
Auditing fees	41,976	41,977	41,977
Legal fees	10,830	7,786	5,654
Interest expense and fees	7,988	48,071	86,748
Miscellaneous	38,497	50,076	61,217
Total expenses	$649,258	$1,279,949	$2,279,578
Fees paid indirectly	(7,433)	(9,911)	(17,829)
Reduction of expenses by investment adviser	(97,838)	(189,453)	(354,836)
Net expenses	$543,987	$1,080,585	$1,906,913
Net investment income	$2,554,148	$5,019,778	$9,492,669

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(133,367)	$99,312	$3,563,200
Futures contracts	(109,401)	(162,883)	(287,528)
Swap transactions	55,571	8,750	120,588
Net realized gain (loss) on investments	$(187,197)	$(54,821)	$3,396,260
Change in unrealized appreciation (depreciation)
Investments	$(2,556,155)	$(7,186,260)	$(13,828,835)
Futures contracts	(17,974)	(47,227)	(101,829)
Swap transactions	(25,654)	(3,514)	(51,308)
Net unrealized gain (loss) on investments	$(2,599,783)	$(7,237,001)	$(13,981,972)
Net realized and unrealized gain (loss) on investments	$(2,786,980)	$(7,291,822)	$(10,585,712)
Change in net assets from operations	$(232,832)	$(2,272,044)	$(1,093,043)

See Notes to Financial Statements

50

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 3/31/09	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$3,277,051	$6,451,126	$18,077,487	$2,579,180
Net realized gain (loss) on investments	(151,797)	546,020	861,971	18,328
Net unrealized gain (loss) on investments	(3,786,441)	(5,085,372)	(30,939,445)	(4,400,378)
Change in net assets from operations	$(661,187)	$1,911,774	$(11,999,987)	$(1,802,870)

Distributions declared to shareholders
From net investment income
Class A	$(3,084,759)	$(6,263,853)	$(15,431,046)	$(2,323,816)
Class B	(289,762)	(241,788)	(1,064,540)	(240,000)
Class C	—	—	(1,151,890)	—
From net realized gain on investments
Class A	(437,088)	(1,228,299)	—	(80,823)
Class B	(48,867)	(54,697)	—	(9,728)
Total distributions declared to shareholders	$(3,860,476)	$(7,788,637)	$(17,647,476)	$(2,654,367)
Change in net assets from fund share transactions	$(144,553)	$7,422,543	$(28,087,589)	$(6,161,845)
Total change in net assets	$(4,666,216)	$1,545,680	$(57,735,052)	$(10,619,082)

Net assets
At beginning of period	79,870,648	145,665,251	398,200,746	59,001,448
At end of period	$75,204,432	$147,210,931	$340,465,694	$48,382,366
Undistributed net investment income included in net assets at end of period	$46,741	$28,303	$291,435	$14,830

Year ended 3/31/09		Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income		$2,554,148	$5,019,778	$9,492,669
Net realized gain (loss) on investments		(187,197)	(54,821)	3,396,260
Net unrealized gain (loss) on investments		(2,599,783)	(7,237,001)	(13,981,972)
Change in net assets from operations		$(232,832)	$(2,272,044)	$(1,093,043)

Distributions declared to shareholders
From net investment income
Class A		$(2,191,037)	$(4,459,411)	$(8,464,596)
Class B		(210,838)	(403,205)	(798,039)
From net realized gain on investments
Class A		(1,014,196)	(338,022)	(830,826)
Class B		(113,391)	(33,688)	(83,061)
Total distributions declared to shareholders		$(3,529,462)	$(5,234,326)	$(10,176,522)
Change in net assets from fund share transactions		$5,005,067	$(7,080,089)	$(616,371)
Total change in net assets		$1,242,773	$(14,586,459)	$(11,885,936)

Net assets
At beginning of period		56,257,061	116,046,938	214,157,203
At end of period		$57,499,834	$101,460,479	$202,271,267
Undistributed net investment income included in net assets at end of period		$52,981	$117,798	$225,251

See Notes to Financial Statements

51

Statements of Changes in Net Assets – continued

Year ended 3/31/08	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$3,762,808	$6,211,310	$18,339,848	$3,005,614
Net realized gain (loss) on investments	186,620	577,112	(2,902,478)	15,967
Net unrealized gain (loss) on investments	(2,415,611)	(4,047,204)	(20,544,942)	(3,050,041)
Change in net assets from operations	$1,533,817	$2,741,218	$(5,107,572)	$(28,460)

Distributions declared to shareholders
From net investment income
Class A	$(3,273,616)	$(6,021,909)	$(16,121,843)	$(2,591,006)
Class B	(348,527)	(290,388)	(1,452,869)	(334,886)
Class C	—	—	(1,056,821)	—
From net realized gain on investments
Class A	(167,292)	(240,997)	—	—
Class B	(20,782)	(13,273)	—	—
Total distributions declared to shareholders	$(3,810,217)	$(6,566,567)	$(18,631,533)	$(2,925,892)
Change in net assets from fund share transactions	$(1,834,102)	$13,021,156	$(22,540,529)	$(12,540,514)
Total change in net assets	$(4,110,502)	$9,195,807	$(46,279,634)	$(15,494,866)

Net assets
At beginning of period	83,981,150	136,469,444	444,480,380	74,496,314
At end of period	$79,870,648	$145,665,251	$398,200,746	$59,001,448
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$22,635	$(28,735)	$229,924	$(52,428)

Year ended 3/31/08		Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income		$2,393,119	$5,519,066	$8,468,104
Net realized gain (loss) on investments		1,303,788	(260,289)	369,110
Net unrealized gain (loss) on investments		(2,382,310)	(5,058,458)	(5,354,463)
Change in net assets from operations		$1,314,597	$200,319	$3,482,751
From net investment income
Class A		$(2,066,945)	$(4,710,452)	$(8,055,746)
Class B		(259,309)	(506,249)	(1,001,038)
From net realized gain on investments
Class A		—	(188,563)	(884,860)
Class B		—	(23,166)	(124,524)
Total distributions declared to shareholders		$(2,326,254)	$(5,428,430)	$(10,066,168)
Change in net assets from fund share transactions		$(1,920,966)	$(12,838,056)	$276,909
Total change in net assets		$(2,932,623)	$(18,066,167)	$(6,306,508)

Net assets
At beginning of period		59,189,684	134,113,105	220,463,711
At end of period		$56,257,061	$116,046,938	$214,157,203
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period		$(61,863)	$59,061	$81,859

See Notes to Financial Statements

52

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008	2007		2006	2005
Net asset value, beginning of period	$10.17	$10.45	$10.47		$10.62	$10.88

Income (loss) from investment operations
Net investment income (d)	$0.43	$0.48	$0.49	(z)	$0.46	$0.48
Net realized and unrealized gain (loss) on investments	(0.50)	(0.28)	(0.01	)(z)	(0.15)	(0.22)
Total from investment operations	$(0.07)	$0.20	$0.48		$0.31	$0.26

Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.46)	$(0.45)		$(0.46)	$(0.48)
From net realized gain on investments	(0.06)	(0.02)	(0.05)		—	(0.04)
Total distributions declared to shareholders	$(0.50)	$(0.48)	$(0.50)		$(0.46)	$(0.52)
Net asset value, end of period	$9.60	$10.17	$10.45		$10.47	$10.62
Total return (%) (r)(s)(t)	(0.59)	2.03	4.66		2.97	2.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	1.34	1.40		1.33	1.21
Expenses after expense reductions (f)	0.84	1.09	1.15		1.08	0.96
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.80	0.82	0.86		0.87	0.84
Net investment income	4.36	4.67	4.70	(z)	4.37	4.46
Portfolio turnover	35	17	9		9	17
Net assets at end of period (000 Omitted)	$68,320	$71,315	$73,560		$74,204	$77,499

See Notes to Financial Statements

53

Financial Highlights – continued

MFS® ALABAMA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$10.17	$10.45	$10.47		$10.62	$10.88

Income (loss) from investment operations
Net investment income (d)	$0.36	$0.40	$0.41	(z)	$0.38	$0.40
Net realized and unrealized gain (loss) on investments	(0.50)	(0.27)	(0.01	)(z)	(0.15)	(0.23)
Total from investment operations	$(0.14)	$0.13	$0.40		$0.23	$0.17

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.39)	$(0.37)		$(0.38)	$(0.39)
From net realized gain on investments	(0.06)	(0.02)	(0.05)		—	(0.04)
Total distributions declared to shareholders	$(0.43)	$(0.41)	$(0.42)		$(0.38)	$(0.43)
Net asset value, end of period	$9.60	$10.17	$10.45		$10.47	$10.62
Total return (%) (r)(s)(t)	(1.34)	1.27	3.88		2.20	1.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	2.09	2.15		2.08	1.96
Expenses after expense reductions (f)	1.58	1.84	1.90		1.83	1.71
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.55	1.57	1.61		1.62	1.59
Net investment income	3.62	3.92	3.93	(z)	3.61	3.71
Portfolio turnover	35	17	9		9	17
Net assets at end of period (000 Omitted)	$6,884	$8,555	$10,421		$13,443	$15,118
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.21% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

54

Financial Highlights – continued

MFS® ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008	2007		2006	2005
Net asset value, beginning of period	$9.80	$10.08	$10.04		$10.17	$10.41

Income (loss) from investment operations
Net investment income (d)	$0.43	$0.46	$0.50	(z)	$0.45	$0.45
Net realized and unrealized gain (loss) on investments	(0.29)	(0.25)	(0.01	)(z)	(0.13)	(0.23)
Total from investment operations	$0.14	$0.21	$0.49		$0.32	$0.22

Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.47)	$(0.45)		$(0.45)	$(0.46)
From net realized gain on investments	(0.08)	(0.02)	—		—	—
Total distributions declared to shareholders	$(0.51)	$(0.49)	$(0.45)		$(0.45)	$(0.46)
Net asset value, end of period	$9.43	$9.80	$10.08		$10.04	$10.17
Total return (%) (r)(s)(t)	1.61	2.07	5.02		3.17	2.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	1.06	1.14		1.10	1.00
Expenses after expense reductions (f)	0.66	0.81	0.89		0.85	0.75
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.60	0.60	0.66		0.67	0.65
Net investment income	4.48	4.60	4.98	(z)	4.45	4.47
Portfolio turnover	23	9	10		10	13
Net assets at end of period (000 Omitted)	$141,100	$138,938	$127,477		$122,067	$127,075

See Notes to Financial Statements

55

Financial Highlights – continued

MFS® ARKANSAS MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$9.81	$10.09	$10.05		$10.18	$10.42

Income (loss) from investment operations
Net investment income (d)	$0.35	$0.38	$0.43	(z)	$0.38	$0.38
Net realized and unrealized gain (loss) on investments	(0.28)	(0.25)	(0.01	)(z)	(0.14)	(0.24)
Total from investment operations	$0.07	$0.13	$0.42		$0.24	$0.14

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.39)	$(0.38)		$(0.37)	$(0.38)
From net realized gain on investments	(0.08)	(0.02)	—		—	—
Total distributions declared to shareholders	$(0.44)	$(0.41)	$(0.38)		$(0.37)	$(0.38)
Net asset value, end of period	$9.44	$9.81	$10.09		$10.05	$10.18
Total return (%) (r)(s)(t)	0.85	1.30	4.21		2.39	1.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	1.81	1.91		1.87	1.76
Expenses after expense reductions (f)	1.42	1.56	1.66		1.62	1.51
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.35	1.36	1.43		1.44	1.41
Net investment income	3.71	3.86	4.21	(z)	3.68	3.71
Portfolio turnover	23	9	10		10	13
Net assets at end of period (000 Omitted)	$6,111	$6,727	$8,992		$10,648	$11,259

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a par share impact of less than 0.01%.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

56

Financial Highlights – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008	2007		2006	2005
Net asset value, beginning of period	$5.56	$5.88	$5.84		$5.88	$5.98

Income (loss) from investment operations
Net investment income (d)	$0.27	$0.26	$0.27	(z)	$0.28	$0.29
Net realized and unrealized gain (loss) on investments	(0.42)	(0.32)	0.03	(z)	(0.03)	(0.11)
Total from investment operations	$(0.15)	$(0.06)	$0.30		$0.25	$0.18

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.26)	$(0.26)		$(0.28)	$(0.28)
From net realized gain on investments	—	—	—		(0.01)	—
Total distributions declared to shareholders	$(0.26)	$(0.26)	$(0.26)		$(0.29)	$(0.28)
Net asset value, end of period	$5.15	$5.56	$5.88		$5.84	$5.88
Total return (%) (r)(s)(t)	(2.66)	(1.05)	5.30		4.22	3.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	0.99	1.11		1.09	0.97
Expenses after expense reductions (f)	0.63	0.74	0.86		0.84	0.72
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.56	0.55	0.60		0.63	0.61
Net investment income	5.05	4.46	4.66	(z)	4.69	4.91
Portfolio turnover	27	30	16		9	12
Net assets at end of period (000 Omitted)	$291,509	$339,099	$366,861		$291,656	$295,332

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$5.56	$5.88	$5.84		$5.88	$5.98

Income (loss) from investment operations
Net investment income (d)	$0.23	$0.21	$0.23	(z)	$0.23	$0.25
Net realized and unrealized gain (loss) on investments	(0.42)	(0.31)	0.03	(z)	(0.03)	(0.11)
Total from investment operations	$(0.19)	$(0.10)	$0.26		$0.20	$0.14

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.22)	$(0.22)		$(0.23)	$(0.24)
From net realized gain on investments	—	—	—		(0.01)	—
Total distributions declared to shareholders	$(0.22)	$(0.22)	$(0.22)		$(0.24)	$(0.24)
Net asset value, end of period	$5.15	$5.56	$5.88		$5.84	$5.88
Total return (%) (r)(s)(t)	(3.39)	(1.80)	4.51		3.44	2.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	1.75	1.88		1.85	1.70
Expenses after expense reductions (f)	1.39	1.50	1.62		1.60	1.45
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.32	1.31	1.37		1.39	1.34
Net investment income	4.29	3.70	3.91	(z)	3.94	4.17
Portfolio turnover	27	30	16		9	12
Net assets at end of period (000 Omitted)	$19,477	$31,239	$47,127		$58,338	$69,142

See Notes to Financial Statements

57

Financial Highlights – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class C	2009	2008	2007		2006	2005
Net asset value, beginning of period	$5.58	$5.90	$5.86		$5.90	$6.00

Income (loss) from investment operations
Net investment income (d)	$0.22	$0.20	$0.22	(z)	$0.23	$0.24
Net realized and unrealized gain (loss) on investments	(0.42)	(0.31)	0.03	(z)	(0.04)	(0.11)
Total from investment operations	$(0.20)	$(0.11)	$0.25		$0.19	$0.13

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.21)	$(0.21)		$(0.22)	$(0.23)
From net realized gain on investments	—	—	—		(0.01)	—
Total distributions declared to shareholders	$(0.22)	$(0.21)	$(0.21)		$(0.23)	$(0.23)
Net asset value, end of period	$5.16	$5.58	$5.90		$5.86	$5.90
Total return (%) (r)(s)(t)	(3.70)	(1.93)	4.36		3.29	2.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.89	2.01		1.99	1.87
Expenses after expense reductions (f)	1.53	1.64	1.76		1.74	1.62
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.46	1.45	1.50		1.53	1.51
Net investment income	4.14	3.55	3.77	(z)	3.79	4.01
Portfolio turnover	27	30	16		9	12
Net assets at end of period (000 Omitted)	$29,480	$27,862	$30,492		$29,880	$33,162

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of less than $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the six months ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

58

Financial Highlights – continued

MFS® FLORIDA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008	2007		2006	2005
Net asset value, beginning of period	$9.64	$10.09	$10.05		$10.09	$10.24

Income (loss) from investment operations
Net investment income (d)	$0.44	$0.46	$0.46	(z)	$0.45	$0.47
Net realized and unrealized gain (loss) on investments	(0.71)	(0.47)	0.02	(z)	(0.04)	(0.15)
Total from investment operations	$(0.27)	$(0.01)	$0.48		$0.41	$0.32

Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.44)	$(0.44)		$(0.45)	$(0.47)
From net realized gain on investments	(0.02)	—	—		—	—
Total distributions declared to shareholders	$(0.46)	$(0.44)	$(0.44)		$(0.45)	$(0.47)
Net asset value, end of period	$8.91	$9.64	$10.09		$10.05	$10.09
Total return (%) (r)(s)(t)	(2.84)	(0.08)	4.92		4.14	3.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	1.16	1.19		1.11	0.94
Expenses after expense reductions (f)	0.63	0.91	0.94		0.86	0.69
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.61	0.64		0.64	0.57
Net investment income	4.82	4.60	4.53	(z)	4.46	4.68
Portfolio turnover	34	7	9		17	18
Net assets at end of period (000 Omitted)	$43,401	$51,504	$63,590		$70,402	$69,082

See Notes to Financial Statements

59

Financial Highlights – continued

MFS® FLORIDA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$9.65	$10.09	$10.05		$10.09	$10.24

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.38	$0.38	(z)	$0.38	$0.40
Net realized and unrealized gain (loss) on investments	(0.71)	(0.45)	0.03	(z)	(0.04)	(0.16)
Total from investment operations	$(0.34)	$(0.07)	$0.41		$0.34	$0.24

Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.37)	$(0.37)		$(0.38)	$(0.39)
From net realized gain on investments	(0.02)	—	—		—	—
Total distributions declared to shareholders	$(0.39)	$(0.37)	$(0.37)		$(0.38)	$(0.39)
Net asset value, end of period	$8.92	$9.65	$10.09		$10.05	$10.09
Total return (%) (r)(s)(t)	(3.59)	(0.73)	4.12		3.35	2.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	1.92	1.96		1.87	1.71
Expenses after expense reductions (f)	1.39	1.67	1.71		1.62	1.46
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.37	1.40		1.40	1.34
Net investment income	4.03	3.85	3.77	(z)	3.70	3.92
Portfolio turnover	34	7	9		17	18
Net assets at end of period (000 Omitted)	$4,981	$7,497	$10,906		$14,970	$18,382
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

60

Financial Highlights – continued

MFS® GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008	2007		2006	2005
Net asset value, beginning of period	$10.64	$10.83	$10.80		$10.99	$11.22

Income (loss) from investment operations
Net investment income (d)	$0.47	$0.46	$0.47	(z)	$0.46	$0.48
Net realized and unrealized gain (loss) on investments	(0.48)	(0.20)	0.01	(z)	(0.18)	(0.23)
Total from investment operations	$(0.01)	$0.26	$0.48		$0.28	$0.25

Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.45)	$(0.45)		$(0.47)	$(0.48)
From net realized gain on investments	(0.20)	—	—		—	—
Total distributions declared to shareholders	$(0.64)	$(0.45)	$(0.45)		$(0.47)	$(0.48)
Net asset value, end of period	$9.99	$10.64	$10.83		$10.80	$10.99
Total return (%) (r)(s)(t)	0.04	2.43	4.55		2.53	2.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	1.41	1.47		1.39	1.24
Expenses after expense reductions (f)	0.89	1.16	1.22		1.14	0.99
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.87	0.88	0.93		0.93	0.88
Net investment income	4.55	4.29	4.37	(z)	4.22	4.35
Portfolio turnover	26	26	6		5	18
Net assets at end of period (000 Omitted)	$53,156	$49,477	$51,015		$51,681	$53,190

See Notes to Financial Statements

61

Financial Highlights – continued

MFS® GEORGIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$10.68	$10.87	$10.84		$11.00	$11.23

Income (loss) from investment operations
Net investment income (d)	$0.39	$0.38	$0.40	(z)	$0.41	$0.40
Net realized and unrealized gain (loss) on investments	(0.49)	(0.20)	0.00	(w)(z)	(0.18)	(0.24)
Total from investment operations	$(0.10)	$0.18	$0.40		$0.23	$0.16

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.37)	$(0.37)		$(0.39)	$(0.39)
From net realized gain on investments	(0.20)	—	—		—	—
Total distributions declared to shareholders	$(0.56)	$(0.37)	$(0.37)		$(0.39)	$(0.39)
Net asset value, end of period	$10.02	$10.68	$10.87		$10.84	$11.00
Total return (%) (r)(s)(t)	(0.79)	1.67	3.77		2.05	1.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	2.16	2.22		2.14	1.99
Expenses after expense reductions (f)	1.62	1.91	1.97		1.89	1.74
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.61	1.63	1.68		1.68	1.63
Net investment income	3.78	3.54	3.63	(z)	3.72	3.60
Portfolio turnover	26	26	6		5	18
Net assets at end of period (000 Omitted)	$4,344	$6,780	$8,175		$9,816	$13,280

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificates from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

62

Financial Highlights – continued

MFS® MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008	2007		2006	2005
Net asset value, beginning of period	$10.83	$11.30	$11.27		$11.49	$11.74

Income (loss) from investment operations
Net investment income (d)	$0.48	$0.50	$ 0.50	(z)	$0.50	$0.52
Net realized and unrealized gain (loss) on investments	(0.65)	(0.48)	0.04	(z)	(0.15)	(0.25)
Total from investment operations	$(0.17)	$0.02	$0.54		$0.35	$0.27

Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.47)	$(0.48)		$(0.50)	$(0.51)
From net realized gain on investments	(0.04)	(0.02)	(0.03)		(0.07)	(0.01)
Total distributions declared to shareholders	$(0.51)	$(0.49)	$(0.51)		$(0.57)	$(0.52)
Net asset value, end of period	$10.15	$10.83	$11.30		$11.27	$11.49
Total return (%) (r)(s)(t)	(1.57)	0.15	4.88		3.06	2.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	1.26	1.29		1.19	1.14
Expenses after expense reductions (f)	0.94	1.01	1.04		0.94	0.89
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.89	0.88	0.91		0.94	0.89
Net investment income	4.67	4.46	4.48	(z)	4.38	4.48
Portfolio turnover	24	7	16		9	12
Net assets at end of period (000 Omitted)	$93,075	$103,894	$117,598		$115,307	$124,261
See Notes to Financial Statements

63

Financial Highlights – continued

MFS® MARYLAND MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$10.83	$11.29	$11.26		$11.49	$11.74

Income (loss) from investment operations
Net investment income (d)	$0.42	$0.42	$0.43	(z)	$0.43	$0.44
Net realized and unrealized gain (loss) on investments	(0.67)	(0.46)	0.03	(z)	(0.17)	(0.25)
Total from investment operations	$(0.25)	$(0.04)	$0.46		$0.26	$0.19

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.40)	$(0.40)		$(0.42)	$(0.44)
From net realized gain on investments	(0.04)	(0.02)	(0.03)		(0.07)	(0.00	)(w)
Total distributions declared to shareholders	$(0.44)	$(0.42)	$(0.43)		$(0.49)	$(0.44)
Net asset value, end of period	$10.14	$10.83	$11.29		$11.26	$11.49
Total return (%) (r)(s)(t)	(2.31)	(0.41)	4.21		2.30	1.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	1.91	1.95		1.84	1.79
Expenses after expense reductions (f)	1.59	1.66	1.70		1.59	1.54
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.55	1.53	1.56		1.59	1.54
Net investment income	4.01	3.81	3.83	(z)	3.72	3.83
Portfolio turnover	24	7	16		9	12
Net assets at end of period (000 Omitted)	$8,385	$12,153	$16,515		$21,011	$25,716
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain(loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

64

Financial Highlights – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008	2007		2006	2005
Net asset value, beginning of period	$10.91	$11.25	$11.22		$11.31	$11.52

Income (loss) from investment operations
Net investment income (d)	$0.49	$0.44	$ 0.51	(z)	$0.48	$0.51
Net realized and unrealized gain (loss) on investments	(0.52)	(0.26)	0.02	(z)	(0.05)	(0.22)
Total from investment operations	$(0.03)	$0.18	$0.53		$0.43	$0.29

Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.47)	$(0.47)		$(0.48)	$(0.50)
From net realized gain on investments	(0.05)	(0.05)	(0.03)		(0.04)	—
Total distributions declared to shareholders	$(0.53)	$(0.52)	$(0.50)		$(0.52)	$(0.50)
Net asset value, end of period	$10.35	$10.91	$11.25		$11.22	$11.31
Total return (%) (r)(s)(t)	(0.21)	1.69	4.80		3.83	2.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	1.35	1.39		1.34	1.19
Expenses after expense reductions (f)	0.87	1.10	1.14		1.09	0.94
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.83	0.82	0.87		0.90	0.84
Net investment income	4.69	4.00	4.57	(z)	4.23	4.48
Portfolio turnover	40	20	5		10	11
Net assets at end of period (000 Omitted)	$185,105	$189,804	$189,049		$196,992	$210,103

See Notes to Financial Statements

65

Financial Highlights – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$10.93	$11.27	$11.24		$11.33	$11.54

Income (loss) from investment operations
Net investment income (d)	$0.42	$0.37	$0.44	(z)	$0.41	$0.43
Net realized and unrealized gain (loss) on investments	(0.52)	(0.26)	0.02	(z)	(0.05)	(0.21)
Total from investment operations	$(0.10)	$0.11	$0.46		$0.36	$0.22

Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.40)	$(0.40)		$(0.41)	$(0.43)
From net realized gain on investments	(0.05)	(0.05)	(0.03)		(0.04)	—
Total distributions declared to shareholders	$(0.46)	$(0.45)	$(0.43)		$(0.45)	$(0.43)
Net asset value, end of period	$10.37	$10.93	$11.27		$11.24	$11.33
Total return (%) (r)(s)(t)	(0.86)	1.04	4.12		3.16	1.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	2.00	2.04		1.99	1.84
Expenses after expense reductions (f)	1.53	1.75	1.79		1.74	1.59
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.48	1.48	1.52		1.55	1.49
Net investment income	4.01	3.35	3.92	(z)	3.58	3.83
Portfolio turnover	40	20	5		10	11
Net assets at end of period (000 Omitted)	$17,166	$24,353	$31,415		$36,924	$40,766

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.20% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

66

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine each fund’s net asset value may differ from quoted or published prices for the same investments. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

The funds adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

67

Notes to Financial Statements – continued

Various inputs are used in determining the value of each fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of March 31, 2009 in valuing each fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Alabama Fund
Investments in Securities	$1,959,869	$72,281,808	$—	$74,241,677
Other Financial Instruments	$—	$—	$—	$—

Arkansas Fund
Investments in Securities	$4,265,949	$141,622,899	$—	$145,888,848
Other Financial Instruments	$(32,953)	$—	$—	$(32,953)

California Fund
Investments in Securities	$8,577,179	$330,491,997	$—	$339,069,176
Other Financial Instruments	$(167,759)	$—	$—	$(167,759)

Florida Fund
Investments in Securities	$984,804	$45,973,087	$—	$46,957,891
Other Financial Instruments	$(17,974)	$—	$—	$(17,974)

Georgia Fund
Investments in Securities	$774,568	$55,804,002	$—	$56,578,570
Other Financial Instruments	$(17,974)	$—	$—	$(17,974)

Maryland Fund
Investments in Securities	$194,806	$99,887,052	$—	$100,081,858
Other Financial Instruments	$(35,949)	$—	$—	$(35,949)

Massachusetts Fund
Investments in Securities	$5,580,865	$195,690,914	$—	$201,271,779
Other Financial Instruments	$(80,884)	$—	$—	$(80,884)

Derivative Risk – Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statements of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the funds attempt to reduce their exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the funds the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the funds’ credit risk to such counterparty equal to any amounts payable by the funds under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the funds and the applicable counterparty. Derivative instruments include futures contracts and swap agreements.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the funds’ use of and accounting for derivative instruments and the effect of derivative instruments on the funds’ results of operations and financial position. Management is evaluating the application of the Standard on the funds, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the funds’ financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit

68

Notes to Financial Statements – continued

derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the funds did not hold any of these credit derivatives at period end.

Futures Contracts – Each fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the funds are required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the funds. Upon entering into such contracts, the funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the funds may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements – Each fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between each fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statements of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by each fund, is recorded on the Statements of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statements of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statements of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statements of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties and collateral, in the form of cash or securities, may be required to be posted by the counterparty to each fund and held in segregated accounts with each fund’s custodian. Counterparty risk is further mitigated by having ISDA Master Agreements between each fund and its counterparties providing for netting as described above.

The funds may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between each fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

Inverse Floaters – The funds may invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third-parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by certain funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of certain funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of certain funds in the Statements of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At March 31, 2009, the funds did not hold any floating rate certificates. For the year ended March 31, 2009, the average daily payable to the holder of the floating rate certificate from

69

Notes to Financial Statements – continued

trust assets, the weighted average interest rate related to this payable, and the interest expense and fees related to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets were as follows:

	Average payable to the holder of the floating rate certificate from trust assets for the year ended March 31, 2009	Weighted average interest rate for the year ended March 31, 2009, on floating rate certificates issued by the trust	Interest expense and fees in connection with self- deposited inverse floaters for the year ended March 31, 2009
Fund
Alabama Fund	$743,836	3.30%	$24,550
Arkansas Fund	2,897,178	3.25%	94,159
California Fund	8,302,575	3.13%	260,027
Georgia Fund	276,712	2.89%	7,988
Maryland Fund	1,494,247	3.22%	48,071
Massachusetts Fund	3,543,301	2.45%	86,748

Interest expense and fees are recorded as incurred. Primary and externally deposited inverse floaters held by certain funds are not accounted for as secured borrowings.

Indemnifications – Under each fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the year ended March 31, 2009, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income taxes is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, derivative transactions, and secured borrowings.

70

Notes to Financial Statements – continued

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year Ended 3/31/09	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$200,449	$319,704	$—	$95	$201,080	$19,840	$—
Tax-exempt income	3,374,521	6,505,641	17,647,476	2,563,816	2,401,875	4,862,616	9,262,635
Long-term capital gain	285,506	963,292	—	90,456	926,507	351,870	913,887
Total distributions	$3,860,476	$7,788,637	$17,647,476	$2,654,367	$3,529,462	$5,234,326	$10,176,522

Year Ended 3/31/08	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$109,920	$182,966	$—	$—	$—	$21,004	$455,311
Tax-exempt income	3,622,143	6,308,655	18,631,533	2,925,892	2,326,254	5,207,845	9,056,784
Long-term capital gain	78,154	74,946	—	—	—	199,581	554,073
Total distributions	$3,810,217	$6,566,567	$18,631,533	$2,925,892	$2,326,254	$5,428,430	$10,066,168

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/09	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$76,911,201	$148,162,424	$368,469,156	$50,675,711	$57,995,982	$105,129,646	$206,231,867
Gross appreciation	1,524,695	4,964,865	6,083,078	714,007	1,388,180	3,525,205	6,307,636
Gross depreciation	(4,194,219)	(7,238,441)	(35,483,058)	(4,431,827)	(2,805,592)	(8,572,993)	(11,267,724)
Net unrealized appreciation (depreciation)	$(2,669,524)	$(2,273,576)	$(29,399,980)	$(3,717,820)	$(1,417,412)	$(5,047,788)	$(4,960,088)
Undistributed ordinary income	—	—	—	—	1,027	—	—
Undistributed tax-exempt income	331,825	582,093	1,730,598	226,573	272,598	543,550	1,045,574
Undistributed long-term capital gain	—	—	—	—	167,706	5,690	744,776
Capital loss carryforwards	(29,072)	—	(3,821,717)	(53,158)	—	—	—
Post-October capital loss deferral	(74,504)	(3,961)	—	(205,312)	(345,415)	(389,928)	—
Other temporary differences	(285,085)	(553,790)	(1,439,163)	(211,743)	(219,617)	(425,752)	(820,323)

As of March 31, 2009, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	Alabama Fund	California Fund	Florida Fund
3/31/14	$—	$(104,559)	$—
3/31/16	—	(2,654,117)	—
3/31/17	(29,072)	(1,063,041)	(53,158)
Total	$(29,072)	$(3,821,717)	$(53,158)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. At the commencement of the period, the management fee was computed daily and paid monthly at an annual rate of 0.55% of each fund’s average daily net assets. Effective August 1, 2008, the management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS had agreed to reduce the management fee to 0.30% of each fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended March 31, 2009, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$131,700	$248,237	$639,357	$94,869	$97,522	$188,847	$353,696

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Notes to Financial Statements – continued

The management fee incurred for the year ended March 31, 2009 was equivalent to an annual effective rate of 0.31% of each fund’s average daily net assets.

Effective August 1, 2008, the investment adviser has agreed in writing to pay a portion of the following fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of each fund’s average daily net assets:

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.93%	1.00%	0.95%	(a)
Class B	1.68%	1.75%	1.70%

(a)	Effective March 1, 2009, the annual rate changed to 0.95% from 1.05%.

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2009. For the year ended March 31, 2009, these funds’ actual operating expenses did not exceed these limits and therefore, the investment adviser did not pay any portion of these funds’ expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2009, as its portion of the initial sales charge on sales of Class A shares of each fund:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$22,489	$65,182	$81,185	$14,346	$21,228	$16,521	$53,606

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$171,411
Arkansas Fund	—	0.25%	0.25%	0.10%	138,524
California Fund	—	0.25%	0.25%	0.10%	312,079
Florida Fund	—	0.25%	0.25%	—	—
Georgia Fund	—	0.25%	0.25%	0.25%	127,679
Maryland Fund	—	0.25%	0.25%	0.34%	336,264
Massachusetts Fund	—	0.25%	0.25%	0.34%	630,459

	CLASS B
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$77,236
Arkansas Fund	0.75%	0.25%	1.00%	0.86%	55,329
California Fund	0.75%	0.25%	1.00%	0.86%	218,447
Florida Fund	0.75%	0.25%	1.00%	0.77%	46,046
Georgia Fund	0.75%	0.25%	1.00%	1.00%	59,931
Maryland Fund	0.75%	0.25%	1.00%	1.00%	104,436
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	204,217

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Notes to Financial Statements – continued

	CLASS C
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$285,042

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$248,647	$193,853	$815,568	$46,046	$187,610	$440,700	$834,676

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated for all funds. Prior to March 1, 2009, payment of the Alabama Fund’s, Arkansas Fund’s, California Fund’s, Florida Fund’s, and Georgia Fund’s 0.10% annual Class A distribution fee was not in effect; the 0.10% Class A annual distribution fee for the Maryland Fund and the Massachusetts Fund was paid. Payment of Florida Fund’s 0.25% annual Class A service fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. 0.10% of the Class A service fee is currently being paid by the Arkansas Fund and California Fund. Payment of the remaining 0.15% of the Arkansas Fund and California Fund Class A service fee is not yet in effect and will be implemented on such date as each fund’s Board of Trustees may determine. For one year from the date of sale of Florida Fund’s Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Florida Fund’s Class B shares, the service fee is not currently in effect, but may be implemented on such date as the fund’s Board of Trustees may determine. For one year from the date of sale of Arkansas Fund’s and California Fund’s Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Arkansas Fund and California Fund Class B shares, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as each fund’s Board of Trustees may determine.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2009, were as follows:

CDSC imposed	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$4	$9,313	$9,101	$683	$—	$—	$22,793
Class B	9,667	8,911	34,457	9,167	3,460	7,120	18,482
Class C	N/A	N/A	3,954	N/A	N/A	N/A	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the funds for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of each fund’s Board of Trustees. For the year ended March 31, 2009, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$21,564	$49,442	$125,140	$19,569	$18,768	$54,753	$88,763
Percentage of average daily net assets	0.0282%	0.0340%	0.0341%	0.0359%	0.0328%	0.0502%	0.0432%

MFSC also receives payment from the funds for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended March 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$25,312	$33,651	$99,908	$18,383	$19,650	$36,677	$56,455

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the funds. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended March 31, 2009 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
0.0285%	0.0229%	0.0189%	0.0333%	0.0326%	0.0249%	0.0210%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation

73

Notes to Financial Statements – continued

directly to trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC. For certain independent trustees who retired on or before December 31, 2001, each fund has an unfunded, defined benefit plan which resulted in a pension expense for the funds. These amounts are included in independent trustees’ compensation and were as follows:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$635	$696	$1,207	$696	$560	$1,157	$1,174

The liability for deferred retirement benefits payable to certain retired independent trustees amounted to the following for each fund at March 31, 2009, and is included in payable for independent trustees’ compensation:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$8,188	$7,855	$16,842	$7,845	$9,264	$12,061	$12,012

Other – These funds and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended March 31, 2009, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$817	$1,569	$3,878	$583	$618	$1,165	$2,198

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$423	$806	$2,043	$303	$316	$606	$1,140

The funds may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on these investments are included in dividends from underlying funds on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$26,516,941	$40,490,221	$96,834,014	$18,176,176	$17,121,173	$25,736,025	$81,959,751
Sales	$28,839,890	$32,836,462	$147,844,234	$25,492,848	$14,489,071	$35,524,473	$87,831,095

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Alabama Municipal Bond Fund				MFS Arkansas Municipal Bond Fund
	Year ended 3/31/09		Year ended 3/31/08		Year ended 3/31/09		Year ended 3/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,524,765	$14,907,781	720,517	$7,442,142	1,838,224	$17,596,391	2,540,613	$25,101,778
Class B	43,365	411,313	29,692	305,818	92,195	878,328	19,742	196,164
	1,568,130	$15,319,094	750,209	$7,747,960	1,930,419	$18,474,719	2,560,355	$25,297,942

74

Notes to Financial Statements – continued

	MFS Alabama Municipal Bond Fund				MFS Arkansas Municipal Bond Fund
	Year ended 3/31/09		Year ended 3/31/08		Year ended 3/31/09		Year ended 3/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares issued to shareholders in reinvestment of distributions
Class A	242,516	$2,368,152	199,746	$2,061,403	522,341	$4,922,940	357,912	$3,558,911
Class B	26,442	257,896	22,941	236,789	19,579	184,515	18,115	180,427
	268,958	$2,626,048	222,687	$2,298,192	541,920	$5,107,455	376,027	$3,739,338

Shares reacquired
Class A	(1,665,282)	$(16,211,535)	(944,652)	$(9,737,337)	(1,573,532)	$(14,742,954)	(1,366,949)	$(13,585,450)
Class B	(194,172)	(1,878,160)	(208,336)	(2,142,917)	(150,020)	(1,416,677)	(243,187)	(2,430,674)
	(1,859,454)	$(18,089,695)	(1,152,988)	$(11,880,254)	(1,723,552)	$(16,159,631)	(1,610,136)	$(16,016,124)

Net change
Class A	101,999	$1,064,398	(24,389)	$(233,792)	787,033	$7,776,377	1,531,576	$15,075,239
Class B	(124,365)	(1,208,951)	(155,703)	(1,600,310)	(38,246)	(353,834)	(205,330)	(2,054,083)
	(22,366)	$(144,553)	(180,092)	$(1,834,102)	748,787	$7,422,543	1,326,246	$13,021,156

	MFS California Municipal Bond Fund
	Year ended 3/31/09		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	10,147,433	$54,058,519	8,427,658	$48,506,794
Class B	218,963	1,166,444	251,222	1,436,627
Class C	1,473,546	7,794,943	938,006	5,406,580
	11,839,942	$63,019,906	9,616,886	$55,350,001

Shares issued to shareholders in reinvestment of distributions
Class A	1,736,958	$9,217,000	1,563,939	$8,988,442
Class B	136,182	725,241	156,996	902,995
Class C	132,464	704,542	104,801	604,267
	2,005,604	$10,646,783	1,825,736	$10,495,704

Shares reacquired
Class A	(16,223,876)	$(85,636,027)	(11,372,836)	$(65,227,714)
Class B	(2,189,165)	(11,493,065)	(2,801,462)	(16,132,561)
Class C	(890,232)	(4,625,186)	(1,215,145)	(7,025,959)
	(19,303,273)	$(101,754,278)	(15,389,443)	$(88,386,234)

Net change
Class A	(4,339,485)	$(22,360,508)	(1,381,239)	$(7,732,478)
Class B	(1,834,020)	(9,601,380)	(2,393,244)	(13,792,939)
Class C	715,778	3,874,299	(172,338)	(1,015,112)
	(5,457,727)	$(28,087,589)	(3,946,821)	$(22,540,529)

75

Notes to Financial Statements – continued

	MFS Florida Municipal Bond Fund				MFS Georgia Municipal Bond Fund
	Year ended 3/31/09		Year ended 3/31/08		Year ended 3/31/09		Year ended 3/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	633,254	$5,909,039	384,575	$3,804,683	1,151,749	$11,795,811	329,946	$3,530,335
Class B	65,703	605,341	34,879	343,904	38,603	392,421	20,684	222,024
	698,957	$6,514,380	419,454	$4,148,587	1,190,352	$12,188,232	350,630	$3,752,359

Shares issued to shareholders in reinvestment of distributions
Class A	131,375	$1,198,662	129,770	$1,285,028	211,245	$2,097,556	121,134	$1,297,447
Class B	12,192	111,395	15,409	152,671	18,295	182,384	14,650	157,497
	143,567	$1,310,057	145,179	$1,437,699	229,540	$2,279,940	135,784	$1,454,944

Shares reacquired
Class A	(1,235,993)	$(11,241,799)	(1,478,169)	$(14,612,305)	(688,605)	$(6,853,876)	(513,295)	$(5,486,709)
Class B	(296,490)	(2,744,483)	(354,133)	(3,514,495)	(258,244)	(2,609,229)	(152,709)	(1,641,560)
	(1,532,483)	$(13,986,282)	(1,832,302)	$(18,126,800)	(946,849)	$(9,463,105)	(666,004)	$(7,128,269)

Net change
Class A	(471,364)	$(4,134,098)	(963,824)	$(9,522,594)	674,389	$7,039,491	(62,215)	$(658,927)
Class B	(218,595)	(2,027,747)	(303,845)	(3,017,920)	(201,346)	(2,034,424)	(117,375)	(1,262,039)
	(689,959)	$(6,161,845)	(1,267,669)	$(12,540,514)	473,043	$5,005,067	(179,590)	$(1,920,966)

	MFS Maryland Municipal Bond Fund				MFS Massachusetts Municipal Bond Fund
	Year ended 3/31/09		Year ended 3/31/08		Year ended 3/31/09		Year ended 3/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	817,136	$8,505,319	735,024	$8,138,965	2,897,514	$29,859,717	2,277,879	$25,272,437
Class B	20,930	215,761	25,216	279,696	114,114	1,187,294	74,745	829,213
	838,066	$8,721,080	760,240	$8,418,661	3,011,628	$31,047,011	2,352,624	$26,101,650

Shares issued to shareholders in reinvestment of distributions
Class A	301,252	$3,094,331	274,144	$3,039,655	490,887	$5,091,501	429,774	$4,768,020
Class B	23,784	244,264	25,978	288,053	49,797	518,791	61,212	680,590
	325,036	$3,338,595	300,122	$3,327,708	540,684	$5,610,292	490,986	$5,448,610

Shares reacquired
Class A	(1,536,364)	$(15,662,377)	(1,826,013)	$(20,251,193)	(2,901,758)	$(29,550,894)	(2,121,192)	$(23,539,832)
Class B	(340,439)	(3,477,387)	(391,057)	(4,333,232)	(736,520)	(7,722,780)	(696,230)	(7,733,519)
	(1,876,803)	$(19,139,764)	(2,217,070)	$(24,584,425)	(3,638,278)	$(37,273,674)	(2,817,422)	$(31,273,351)

Net change
Class A	(417,976)	$(4,062,727)	(816,845)	$(9,072,573)	486,643	$5,400,324	586,461	$6,500,625
Class B	(295,725)	(3,017,362)	(339,863)	(3,765,483)	(572,609)	(6,016,695)	(560,273)	(6,223,716)
	(713,701)	$(7,080,089)	(1,156,708)	$(12,838,056)	(85,966)	$(616,371)	26,188	$276,909

76

Notes to Financial Statements – continued

(6)	Line of Credit

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended March 31, 2009, each fund’s commitment fee and interest expense were as follows, and are included in miscellaneous expense on the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$436	$862	$1,987	$285	$329	$592	$1,177
Interest Expense	—	—	—	—	—	—	—

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the funds assume the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each of the funds’ transactions in the MFS Institutional Money Market Portfolio for the year ended March 31, 2009, are as follows:

	Underlying Fund – MFS Institutional Money Market Portfolio
	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
Alabama Fund	—	9,172,844	(7,212,975)	1,959,869
Arkansas Fund	—	7,345,699	(3,079,750)	4,265,949
California Fund	—	22,263,244	(13,686,065)	8,577,179
Florida Fund	—	4,593,396	(3,608,592)	984,804
Georgia Fund	—	3,430,266	(2,655,698)	774,568
Maryland Fund	—	4,780,160	(4,585,354)	194,806
Massachusetts Fund	—	13,110,966	(7,530,101)	5,580,865

	Underlying Fund – MFS Institutional Money Market Portfolio
	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Alabama Fund	$—	$—	$2,005	$1,959,869
Arkansas Fund	$—	$—	$2,618	$4,265,949
California Fund	$—	$—	$5,257	$8,577,179
Florida Fund	$—	$—	$332	$984,804
Georgia Fund	$—	$—	$492	$774,568
Maryland Fund	$—	$—	$665	$194,806
Massachusetts Fund	$—	$—	$2,060	$5,580,865

77

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund (the “Funds”) (each a fund comprising MFS Municipal Series Trust) as of March 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds constituting MFS Municipal Series Trust as of March 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 14, 2009

78

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of May 1, 2009, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director

Robert C. Pozen (k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); Harvard Business School (education), Senior Lecturer (since 2008); Bell Canada Enterprises (telecommunications), Director (until February 2009); The Bank of New York, Director (finance), (March 2004 to May 2005); Telesat (satellite communications), Director (until November 2007)
INDEPENDENT TRUSTEES
David H. Gunning (born 5/30/42)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non Executive Chairman; Portman Limited (mining), Director (since 2005); Southwest Gas Corp. (natural gas distribution), Director (until May 2004)

Robert E. Butler (n) (born 11/29/41)	Trustee	January 2006	Consultant – regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	August 1993	Brigham and Women’s Hospital, Senior Cardiac Surgeon (since 2005); Harvard Medical School, Professor of Cardiac Surgery; Partners HealthCare, Physician Director of Medical Device Technology (since 2006); Brigham and Women’s Hospital, Chief of Cardiac Surgery (until 2005)

Maureen R. Goldfarb (born 4/06/55)	Trustee	January 2009	Private investor; John Hancock Financial Services, Inc., Executive Vice President (until 2004); John Hancock Mutual Funds, Trustee and Chief Executive Officer (until 2004)

William R. Gutow (born 9/27/41)	Trustee	December 1993	Private investor and real estate consultant; Capital Entertainment Management Company (video franchise), Vice Chairman; Texas Donuts (donut franchise), Vice Chairman (since 2007); Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Retired; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer (until 2001)

J. Atwood Ives (born 5/01/36)	Trustee	February 1992	Private investor; KeySpan Corporation (energy related services), Director until 2004; Woodstock Corporation (investment advisory firm), Director until 2003

John P. Kavanaugh (born 11/04/54)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

J. Dale Sherratt (born 9/23/38)	Trustee	August 1993	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Partner (since 2006); Private investor; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004); The Travelers Companies (commercial property liability insurance), Director

Robert W. Uek (born 5/18/41)	Trustee	January 2006	Consultant to investment company industry; PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); TT International Funds (mutual fund complex), Trustee (until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (until 2005)

OFFICERS
Maria F. Dwyer (k) (born 12/01/58)	President	November 2005	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (until March 2004)

Christopher R. Bohane (k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

John M. Corcoran (k) (born 4/13/65)	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)

79

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
Ethan D. Corey (k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since 2004); Dechert LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo (k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (until June 2005)

Timothy M. Fagan (k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President, Senior Attorney and Chief Compliance Officer (until August 2005)

Mark D. Fischer (k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (until May 2005)

Robyn L. Griffin (born 7/04/75)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April 2006)

Brian E. Langenfeld (k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April 2006)

Ellen Moynihan (k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton (k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (until April 2005)

Susan A. Pereira (k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (until June 2004)

Mark N. Polebaum (k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (until January 2006)

Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (until June 2004)

Richard S. Weitzel (k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2004); Massachusetts Department of Business and Technology, General Counsel (until April 2004)

James O. Yost (k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. Dwyer served as Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n)	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee (except Messrs. Butler, Kavanaugh and Uek and Ms. Goldfarb) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust held a shareholders’ meeting in 2005 to elect Trustees, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees. Messrs. Butler, Kavanaugh, Sherratt, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2009, the Trustees served as board members of 105 funds within the MFS Family of Funds.

80

Trustees and Officers – continued

The Statement of Additional Information for the Fund and further information about the Trustees are available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116-3741

Distributor

MFS Fund Distributors, Inc.

500 Boylston Street, Boston, MA 02116-3741

Portfolio Manager

Michael Dawson

Custodian JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081 Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116

81

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2009 income tax forms in January 2010. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds below designate the following amounts as capital gain dividends paid during the fiscal year.

Capital Gains
Alabama Fund	$285,506
Arkansas Fund	963,292
Florida Fund	90,456
Georgia Fund	952,667
Maryland Fund	401,842
Massachusetts Fund	1,167,705

Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

Exempt Interest Dividends
Alabama Fund	100.00%
Arkansas Fund	100.00%
California Fund	100.00%
Florida Fund	100.00%
Georgia Fund	100.00%
Maryland Fund	100.00%
Massachusetts Fund	100.00%

82

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

83

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS
INVESTMENT MANAGEMENT

3/31/09 Annual report

MFS® Municipal Series Trust

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

MSTB-ANN

MFS® Municipal Series Trust

Mississippi, New York, North Carolina, Pennsylvania,

South Carolina, Tennessee, Virginia, and West Virginia

CONTACT INFORMATION	BACK COVER

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

MFS® Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	19.3%
Universities – Colleges	15.1%
Water & Sewer Utility Revenue	13.7%
Healthcare Revenue – Hospitals	13.4%
General Obligations – General Purpose	8.2%

Credit quality of bonds (r)
AAA	10.4%
AA	39.2%
A	25.7%
BBB	22.3%
B	0.1%
Not Rated	2.3%

Portfolio facts
Average Duration (d)(i)	8.5
Average Life (i)(m)	14.9 yrs.
Average Maturity (i)(m)	18.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

MFS® New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	14.6%
Universities – Colleges	13.0%
Water & Sewer Utility Revenue	11.4%
Transportation – Special Tax	9.4%
Healthcare Revenue – Hospitals	7.8%

Credit quality of bonds (r)
AAA	9.2%
AA	46.9%
A	31.0%
BBB	9.4%
BB	0.9%
B	0.5%
CCC (o)	0.0%
Not Rated	2.1%

Portfolio facts
Average Duration (d)(i)	9.6
Average Life (i)(m)	18.3 yrs.
Average Maturity (i)(m)	20.9 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

MFS® North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	22.4%
Healthcare Revenue – Hospitals	16.1%
Utilities – Municipal owned	14.6%
Water & Sewer Utility Revenue	9.7%
State & Agency – Other	5.8%

Credit quality of bonds (r)
AAA	14.4%
AA	54.9%
A	16.2%
BBB	11.9%
BB	0.5%
Not Rated	2.1%

Portfolio facts
Average Duration (d)(i)	8.7
Average Life (i)(m)	16.0 yrs.
Average Maturity (i)(m)	18.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 3/31/09.

Percentages are based on net assets as of 3/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
General Obligations – Schools	20.4%
Healthcare Revenue – Hospitals	15.4%
Universities – Colleges	14.3%
Water & Sewer Utility Revenue	9.6%
General Obligations – General Purpose	8.8%

Credit quality of bonds (r)
AAA	1.6%
AA	48.9%
A	19.6%
BBB	26.3%
BB	0.8%
Not Rated	2.8%

Portfolio facts
Average Duration (d)(i)	9.0
Average Life (i)(m)	15.8 yrs.
Average Maturity (i)(m)	18.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+

MFS® South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	16.5%
Universities – Colleges	14.4%
Water & Sewer Utility Revenue	14.1%
General Obligations – Schools	8.7%
Utilities – Municipal owned	8.1%

Credit quality of bonds (r)
AAA	11.4%
AA	45.4%
A	26.6%
BBB	13.8%
BB	0.3%
B	0.5%
Not Rated	2.0%

Portfolio facts
Average Duration (d)(i)	8.8
Average Life (i)(m)	16.7 yrs.
Average Maturity (i)(m)	19.0 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

MFS® Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	16.3%
Healthcare Revenue – Hospitals	14.7%
Single Family Housing – State	11.6%
State & Local Agencies	11.1%
Utilities – Municipal owned	10.3%

Credit quality of bonds (r)
AAA	8.2%
AA	65.8%
A	8.2%
BBB	14.7%
BB	1.2%
B	0.1%
Not Rated	1.8%

Portfolio facts
Average Duration (d)(i)	9.4
Average Life (i)(m)	16.9 yrs.
Average Maturity (i)(m)	20.1 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 3/31/09.

Percentages are based on net assets as of 3/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	24.3%
Healthcare Revenue – Hospitals	12.7%
State & Local Agencies	12.0%
Universities – Colleges	6.5%
Multi-Family Housing Revenue	6.0%

Credit quality of bonds (r)
AAA	22.2%
AA	39.4%
A	16.5%
BBB	16.8%
BB	1.2%
B	0.3%
D (o)	0.0%
Not Rated	3.6%

Portfolio facts
Average Duration (d)(i)	9.1
Average Life (i)(m)	16.9 yrs.
Average Maturity (i)(m)	19.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

MFS® West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	20.2%
Universities – Colleges	18.8%
Water & Sewer Utility Revenue	15.6%
General Obligations – General Purpose	15.5%
Healthcare Revenue – Hospitals	9.2%

Credit quality of bonds (r)
AAA	8.5%
AA	17.7%
A	39.9%
BBB	31.8%
B	0.6%
Not Rated	1.5%

Portfolio facts
Average Duration (d)(i)	8.5
Average Life (i)(m)	15.4 yrs.
Average Maturity (i)(m)	17.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 3/31/09.

Percentages are based on net assets as of 3/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Market environment

The global economy and financial markets experienced substantial deterioration and extraordinary volatility over the reporting period. Strong headwinds in the U.S. included accelerated deterioration in the housing market, anemic corporate investment, a rapidly declining job market, and a much tighter credit environment. During the period, a seemingly continuous series of tumultuous financial events hammered markets, including: the distressed sale of failing Bear Stearns to JPMorgan, the conservatorship of Government Sponsored Enterprises (GSEs) Fannie Mae and Freddie Mac, the bankruptcy of investment bank Lehman Brothers, the Federal Reserve Bank’s complex intervention of insurance company American International Group (AIG), the nationalization of several large European banks, the failure of Washington Mutual, the distressed sale of Wachovia, the virtual failure of Iceland’s banking sector, and the collapse of the global auto industry. As a result of this barrage of turbulent news, global equity markets pushed significantly lower and credit markets witnessed the worst dislocation since the beginning of the credit crisis. Though credit conditions and equity indices improved towards the end of the period, the state of financial and macroeconomic dislocation remained very severe.

While somewhat resilient during the first half of the period, the global economy and financial system increasingly experienced considerable negative spillovers from the U.S. slowdown. Not only did Europe and Japan show obvious signs of economic decline, the more powerful engine of global growth – emerging markets – also displayed weakening dynamics. The synchronized global downturn in economic activity experienced in the fourth quarter of 2008 and the first quarter of 2009 was among the most intense in the post-World War II period.

During the reporting period, the U.S. Federal Reserve Board cut interest rates aggressively and introduced a multitude of new lending facilities to alleviate ever-tightening credit markets, while the U.S. federal government designed and implemented fiscal stimulus packages. Although several other global central banks also cut rates during the early part of the reporting period, the dilemma of rising energy and food prices heightened concerns among central bankers that inflationary expectations might become unhinged despite weaker growth. Only later in the reporting period did rapidly slowing global growth result in a very precipitous decline in commodity prices, which significantly eased inflation and inflationary expectations. As inflationary concerns diminished in the face of global deleveraging, and equity and credit markets deteriorated more sharply, a coordinated rate cut marked the beginning of much more aggressive easing by the major global central banks. By the end of the period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global wealth.

The twelve months ended March 31, 2009 was a challenging period for the municipal bond market. During the first nine months of the fiscal year, the municipal bond market faced an unprecedented number of challenges which lead to a broad-based decline in bond prices, an increase in yields, and a significant increase in spreads between higher-rated securities and lower-rated or non-rated securities. Among the many factors leading to the decline in prices and the widening in credit spreads was the monoline bond insurers being downgraded from their AAA rating by at least one of the major credit rating services. This decline in credit rating led to an unwind in leverage by non-traditional participants in the municipal bond market which, when combined with a general deterioration in credit quality, led to a widening of credit spreads between higher-rated and lower-rated securities and, finally, significant redemptions by investors out of municipal bond mutual funds. However, after the turn of the calendar year, the supply-demand imbalance shifted. Mutual funds began to experience inflows and direct retail buying re-emerged. These factors, combined with a decline in the pace of leverage unwinds and expectations that the market provisions contained within the American Reinvestment and Recovery Act would provide support for the municipal market, led to a significant rebound in prices and a decline in yields.

Factors that affected performance

During the reporting period, duration (d) positioning relative to the Barclays Capital Municipal Bond Index had a negative effect on relative performance for all funds except the Mississippi, North Carolina, Tennessee, and Virginia funds where the effect was positive.

Yield curve (y) positioning had a negative impact on relative performance for all funds with the exception of the North Carolina Fund where the effect was neutral. In comparison to the benchmark, the negative impact on the funds noted above was mainly a result of the funds’ greater exposure to the middle part of the curve (represented by bonds with durations of 11- to 14- years). Credit quality also had a negative effect on the performance of all funds except the North Carolina Fund where the effect was neutral. This negative impact can be attributed to overweighted positions in “BBB” rated (s) bonds relative to the index.

Among the industry sectors, health care and industrials were notable detractors. The health care sector held back returns for the New York, Pennsylvania, South Carolina, Tennessee, and Virginia funds while the industrials sector hurt all funds except the Tennessee and West Virginia funds where the effect was neutral. The pre-refunded bond sector was another negative for all funds except for the Mississippi and South Carolina funds where the effect was neutral. Additionally, exposure to the general obligations sector had a negative impact on the Mississippi, Tennessee, Virginia, and West Virginia funds.

Management Review – continued

On the positive side, a lesser exposure to the tobacco sector boosted relative performance for all the funds. The transportation sector aided performance for all funds with the exception of the New York Fund where the effect was negative and the Virginia Fund where the effect was neutral.

Respectfully,

Michael Dawson

Portfolio Manager

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(s)

Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The primary source for bond quality ratings is Moody’s Investors Service. If not available, ratings by Standard & Poor’s are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward-sloping, with short term-rates lower than long term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 3/31/09

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Each fund’s results have been compared to the Barclays Capital Municipal Bond Index (formerly known as Lehman Brothers Municipal Bond Index), a market-value-weighted index representative of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS® Mississippi Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® Mississippi Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	8/06/92	1.47%	3.04%	4.19%
B	9/07/93	0.80%	2.28%	3.38%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(3.35)%	2.04%	3.68%
B With CDSC (Declining over six years from 4% to 0%) (x)	(3.09)%	1.94%	3.38%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® New York Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® New York Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	6/06/88	(0.46)%	2.42%	3.93%
B	9/07/93	(1.23)%	1.67%	3.13%
C	12/11/00	(1.22)%	1.67%	3.14%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(5.19)%	1.43%	3.43%
B With CDSC (Declining over six years from 4% to 0%) (x)	(5.01)%	1.33%	3.13%
C With CDSC (1% for 12 months) (x)	(2.16)%	1.67%	3.14%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems, Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® North Carolina Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® North Carolina Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	2.22%	2.65%	3.90%
B	9/07/93	1.63%	1.98%	3.23%
C	1/03/94	1.63%	2.00%	3.24%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(2.64)%	1.66%	3.40%
B With CDSC (Declining over six years from 4% to 0%) (x)	(2.27)%	1.65%	3.23%
C With CDSC (1% for 12 months) (x)	0.66%	2.00%	3.24%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® Pennsylvania Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® Pennsylvania Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	2/01/93	(0.69)%	2.46%	4.12%
B	9/07/93	(1.42)%	1.69%	3.31%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(5.40)%	1.47%	3.62%
B With CDSC (Declining over six years from 4% to 0%) (x)	(5.22)%	1.35%	3.31%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® South Carolina Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® South Carolina Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	0.03%	2.23%	3.70%
B	9/07/93	(0.54)%	1.58%	3.04%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(4.72)%	1.24%	3.20%
B With CDSC (Declining over six years from 4% to 0%) (x)	(4.37)%	1.24%	3.04%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems, Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® Tennessee Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® Tennessee Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	8/12/88	0.84%	2.45%	3.74%
B	9/07/93	0.17%	1.79%	3.07%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(3.95)%	1.46%	3.23%
B With CDSC (Declining over six years from 4% to 0%) (x)	(3.67)%	1.45%	3.07%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® Virginia Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® Virginia Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	0.40%	2.51%	3.82%
B	9/07/93	(0.26)%	1.84%	3.14%
C	1/03/94	(0.17)%	1.86%	3.15%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(4.37)%	1.51%	3.32%
B With CDSC (Declining over six years from 4% to 0%) (x)	(4.07)%	1.50%	3.14%
C With CDSC (1% for 12 months) (x)	(1.12)%	1.86%	3.15%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems, Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

MFS® West Virginia Municipal Bond Fund

Growth of a hypothetical $10,000 investment

MFS® West Virginia Municipal Bond Fund

Average annual total returns through 3/31/09

Without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	10/31/84	(0.87)%	1.89%	3.47%
B	9/07/93	(1.52)%	1.23%	2.81%

Comparative benchmark

Barclays Capital Municipal Bond Index (f)	2.27%	3.21%	4.59%

With sales charge

A With Initial Sales Charge (4.75%)	(5.58)%	0.91%	2.97%
B With CDSC (Declining over six years from 4% to 0%) (x)	(5.29)%	0.90%	2.81%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Notes to Performance Summary

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

For the MFS New York Municipal Bond Fund only:

Performance for class C shares includes the performance of the fund’s class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, October 1, 2008 through March 31, 2009

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS® MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.58%	$1,000.00	$1,044.19	$2.96
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
B	Actual	1.35%	$1,000.00	$1,040.17	$6.87
	Hypothetical (h)	1.35%	$1,000.00	$1,018.20	$6.79

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.71% for Class A and 1.48% for Class B shares; the actual expenses paid during the period would have been approximately $3.62 for Class A and $7.52 for Class B shares; and the hypothetical expenses paid during the period would have been approximately $3.58 for Class A and $7.44 for Class B shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS® NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.78%	$1,000.00	$1,035.26	$3.96
	Hypothetical (h)	0.78%	$1,000.00	$1,021.04	$3.93
B	Actual	1.51%	$1,000.00	$1,031.39	$7.65
	Hypothetical (h)	1.51%	$1,000.00	$1,017.40	$7.59
C	Actual	1.52%	$1,000.00	$1,031.37	$7.70
	Hypothetical (h)	1.52%	$1,000.00	$1,017.35	$7.64

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.90% for Class A and 1.64% for Class B and Class C shares; the actual expenses paid during the period would have been approximately $4.56 for Class A and $8.30 for Class B and Class C shares; and the hypothetical expenses paid during the period would have been approximately $4.53 for Class A and $8.25 for Class B and Class C shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.89%	$1,000.00	$1,047.63	$4.54
	Hypothetical (h)	0.89%	$1,000.00	$1,020.49	$4.48
B	Actual	1.54%	$1,000.00	$1,045.12	$7.85
	Hypothetical (h)	1.54%	$1,000.00	$1,017.25	$7.75
C	Actual	1.56%	$1,000.00	$1,045.09	$7.95
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.93% for Class A, 1.67% for Class B and 1.68% for Class C shares; the actual expenses paid during the period would have been approximately $4.75 for Class A, $8.51 for Class B and $8.56 for Class C shares; and the hypothetical expenses paid during the period would have been approximately $4.68 for Class A, $8.40 for Class B and $8.45 for Class C shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.68%	$1,000.00	$1,032.33	$3.45
	Hypothetical (h)	0.68%	$1,000.00	$1,021.54	$3.43
B	Actual	1.42%	$1,000.00	$1,028.45	$7.18
	Hypothetical (h)	1.42%	$1,000.00	$1,017.85	$7.14

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.80% for Class A and 1.55% for Class B shares; the actual expenses paid during the period would have been approximately $4.05 for Class A and $7.83 for Class B shares; and the hypothetical expenses paid during the period would have been approximately $4.03 for Class A and $7.80 for Class B shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.90%	$1,000.00	$1,036.69	$4.57
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
B	Actual	1.56%	$1,000.00	$1,034.18	$7.91
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.94% for Class A and 1.68% for Class B shares; the actual expenses paid during the period would have been approximately $4.77 for Class A and $8.52 for Class B shares; and the hypothetical expenses paid during the period would have been approximately $4.73 for Class A and $8.45 for Class B shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.90%	$1,000.00	$1,037.31	$4.57
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
B	Actual	1.56%	$1,000.00	$1,033.86	$7.91
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.94% for Class A and 1.69% for Class B shares. The actual expenses paid during the period would have been approximately $4.77 for Class A and $8.56 for Class B shares; and the hypothetical expenses paid during the period would have been approximately $4.73 for Class A and $8.50 for Class B shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS® VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.89%	$1,000.00	$1,034.28	$4.51
	Hypothetical (h)	0.89%	$1,000.00	$1,020.49	$4.48
B	Actual	1.55%	$1,000.00	$1,029.88	$7.84
	Hypothetical (h)	1.55%	$1,000.00	$1,017.20	$7.80
C	Actual	1.56%	$1,000.00	$1,030.84	$7.90
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.93% for Class A, 1.67% for Class B, and 1.68% for Class C shares . The actual expenses paid during the period would have been approximately $4.72 for Class A, $8.45 for Class B, and $8.50 for Class C shares; and the hypothetical expenses paid during the period would have been approximately $4.68 for Class A, $8.40 for Class B, and $8.45 for Class C shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.88%	$1,000.00	$1,037.62	$4.47
	Hypothetical (h)	0.88%	$1,000.00	$1,020.54	$4.43
B	Actual	1.54%	$1,000.00	$1,034.20	$7.81
	Hypothetical (h)	1.54%	$1,000.00	$1,017.25	$7.75

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.91% for Class A and 1.66% for Class B shares. The actual expenses paid during the period would have been approximately $4.62 for Class A and $8.41 for Class B shares; and the hypothetical expenses paid during the period would have been approximately $4.58 for Class A and $8.35 for Class B shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.2%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.5%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,402,282

General Obligations - General Purpose - 8.1%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$455,000	$370,784
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	175,611
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	316,320
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	3,220,000	3,117,958
Hinds County, MS, MBIA, 6.25%, 2011	1,285,000	1,406,458
Mississippi Development Bank Special Obligations (Jackson, Mississippi), FSA, 5.25%, 2020	620,000	711,010
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	1,000,000	970,130
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	318,783
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	337,200
		$7,724,254
General Obligations - Improvement - 1.4%
Guam Government, “A”, 5.25%, 2037	$155,000	$101,782
Mississippi Capital Improvement, “I”, 6%, 2009 (c)	1,000,000	1,031,870
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	245,000	181,342
		$1,314,994
General Obligations - Schools - 5.3%
Biloxi, MS, Public School District, MBIA, 5%, 2021	$1,000,000	$1,015,150
Jackson, MS, Public School District, “B”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,074,170
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2022	2,000,000	981,720
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2023	1,000,000	457,840
Madison County, MS, School District, “A”, MBIA, 5.875%, 2009 (c)	1,500,000	1,533,570
		$5,062,450
Healthcare Revenue - Hospitals - 13.1%
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021	$400,000	$331,580
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.125%, 2015	2,250,000	2,249,483
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.2%, 2018	1,000,000	996,820

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	$500,000	$437,145
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	1,110,000	1,161,027
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	705,000	653,958
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	560,000	432,779
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	1,000,000	974,440
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,005,620
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	938,970
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), MBIA, 5%, 2035	1,000,000	884,340
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), FSA, 5.625%, 2011 (c)	1,000,000	1,088,490
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	359,970
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	213,385
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	206,628
South Broward, FL, Hospital District Rev., 5%, 2036	485,000	406,546
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	180,000	168,820
		$12,510,001
Industrial Revenue - Environmental Services - 0.3%
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027 (b)	$250,000	$239,085

Industrial Revenue - Other - 0.6%
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028	$500,000	$391,210
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	210,000	143,357
		$534,567

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper - 1.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$615,630
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	552,090
		$1,167,720
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$950,000	$809,771

Multi-Family Housing Revenue - 0.1%
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	$150,000	$111,351

Sales & Excise Tax Revenue - 1.4%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$750,000	$787,358
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	585,634
		$1,372,992
Single Family Housing - State - 3.4%
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.3%, 2031	$150,000	$152,609
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 2039	485,000	479,694
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	450,000	447,440
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.95%, 2031	185,000	191,048
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	185,000	190,176
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	530,000	526,984
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	300,000	306,042
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	320,000	326,157
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	670,000	635,676
		$3,255,826
State & Local Agencies - 19.0%
Lamar County, MS, (Jail Project), MBIA, 5.1%, 2021	$430,000	$443,966
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), FSA, 5%, 2028	1,320,000	1,310,232
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	990,010
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,105,978
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	1,500,000	1,500,585

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Jackson Public School District), FSA, 5.375%, 2028	$1,000,000	$1,022,530
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	909,480
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	757,560
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,198,890
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,011,680
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	822,690
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,019,010
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	878,363
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023	750,000	743,033
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,708,187
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	811,023
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)	1,750,000	1,840,668
		$18,073,885
Tax - Other - 0.1%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$135,000	$110,839

Tobacco - 0.4%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$350,000	$381,665

Toll Roads - 0.9%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$885,000	$824,024

Transportation - Special Tax - 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2033	$1,135,000	$1,095,684
Indiana Finance Authority Highway Rev., “A”, MBIA, 4.5%, 2029	855,000	789,678
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	479,515

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - continued
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,324,719
		$3,689,596
Universities - Colleges - 14.9%
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), 5%, 2034 (b)	$485,000	$507,480
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,526,684
Jackson State University, Educational Building Corp. Rev., (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	838,200
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	997,243
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016	1,000,000	1,063,420
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	255,770
Mississippi Valley State University, Educational Building Corp. Rev., MBIA, 5.5%, 2010 (c)	890,000	964,235
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	1,040,000	1,017,910
University of California Rev., “J”, FSA, 4.5%, 2035	985,000	849,947
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,464,795
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), FSA, 5%, 2034	750,000	732,218
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	1,000,000	1,005,100
University of Southern Mississippi, Educational Building Corp. Rev., “B”, FSA, 5%, 2032	1,000,000	989,200
		$14,212,202
Utilities - Municipal Owned - 6.2%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$941,470
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	485,000	501,277
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	160,079
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project), “A”, XLCA, 5%, 2026	1,000,000	799,250
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)	1,010,000	1,097,769

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	$1,000,000	$856,150
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	570,000	562,710
South Carolina Public Service Authority Rev. “A”, 5.5%, 2038	1,000,000	1,021,090
		$5,939,795
Water & Sewer Utility Revenue - 13.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$379,132
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,679,420
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009 (c)	420,000	428,320
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), FSA, 5.25%, 2021	1,270,000	1,350,696
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), FSA, 5.05%, 2027	1,610,000	1,651,039
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), FSA, 5.625%, 2012 (c)	500,000	575,110
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,231,880
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FSA, 5%, 2029	2,000,000	1,977,220
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	224,898
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	1,000,000	988,300
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,000,000	969,890
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	450,000	415,040
		$12,870,945
Total Municipal Bonds (Identified Cost, $93,036,883)		$91,608,244

Money Market Funds (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	2,078,862	$2,078,862
Total Investments (Identified Cost, $95,115,745)		$93,687,106

Other Assets, Less Liabilities - 1.6%		1,479,019
Net Assets - 100.0%		$95,166,125

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.0%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.2%
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	$1,000,000	$849,050
Port Authority NY & NJ (132nd Series), 5%, 2033	2,000,000	1,980,420
Port Authority NY & NJ (153rd Series), 5%, 2038	5,000,000	4,909,100
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 6.25%, 2015	1,000,000	990,260
		$8,728,830
General Obligations - General Purpose - 4.8%
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017	$2,700,000	$2,597,670
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	495,000	395,124
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	732,302
New York, NY, “A”, 6%, 2010 (c)	990,000	1,060,973
New York, NY, “A”, 5%, 2039	1,500,000	1,483,845
New York, NY, “B”, 5.375%, 2010 (c)	210,000	225,763
New York, NY, “C-1”, 5.25%, 2025	1,000,000	1,004,570
New York, NY, “D-1”, 5.125%, 2028	1,000,000	978,710
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,074,230
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,000
New York, NY, Unrefunded, “A”, 6%, 2019	10,000	10,320
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	323,541
		$9,892,048
General Obligations - Improvement - 0.8%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2019	$140,000	$141,733
Guam Government, “A”, 5.25%, 2037	290,000	190,431
Suffolk County, NY, Public Improvement, ASSD GTY, 4.125%, 2028	1,400,000	1,278,606
		$1,610,770
General Obligations - Schools - 3.5%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,744,063
North Babylon, NY, Union Free School District, “A”, FGIC, 5.5%, 2018	2,415,000	2,480,664
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	597,545
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	617,325
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	632,980
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	649,225

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009	$550,000	$556,881
		$7,278,683
Healthcare Revenue - Hospitals - 7.7%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D”, 5.75%, 2027	$1,000,000	$857,050
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	125,000	112,105
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	460,000	350,088
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	322,095
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,565,000	1,451,694
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	675,000	512,784
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	1,000,000	823,180
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	499,710
New York Dormitory Authority Rev. (St. Vincent’s Hospital & Medical Center), BHAC, 5%, 2027	3,000,000	3,085,830
New York Dormitory Authority Rev. (White Plains Hospital), FHA, 5.375%, 2043	1,500,000	1,410,045
New York Dormitory Authority Rev., Non State Supported Debt, 6.25%, 2037	750,000	549,765
New York Dormitory Authority Rev., Non State Supported Debt (Kaleida Health), FHA, 4.6%, 2027	920,000	795,846
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,000,000	1,000,630
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	250,000	215,998
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), “C”, 5.5%, 2026	500,000	443,460
New York, NY, Health & Hospital Corp. Rev., “A”, 5.25%, 2017	760,000	765,518
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,026,030
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	485,000	367,906

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Saratoga County, NY, Industrial Development Agency Civic Facilities Rev., 5.25%, 2032	$500,000	$381,615
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	854,630
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “A”, 7.125%, 2031	300,000	210,510
		$16,036,489
Healthcare Revenue - Long Term Care - 0.7%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$253,072
Nassau County, NY, Industrial Development Agency Continuing Care, 6.7%, 2043	300,000	225,729
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	271,121
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	328,210
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal On Hudson), “A”, 6.5%, 2013 (c)	300,000	352,017
		$1,430,149
Human Services - 0.6%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$176,433
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	676,311
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	500,000	386,115
		$1,238,859
Industrial Revenue - Airlines - 0.3%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$100,000	$91,993
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 5.4%, 2020	100,000	39,956
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	350,000	255,819
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	250,000	178,763
		$566,531
Industrial Revenue - Other - 2.4%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$4,180,000	$3,478,930

Issuer	Shares/Par	Value ($)
Industrial Revenue - Other - continued

New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	$500,000	$333,290
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	952,820
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	293,540
		$5,058,580
Industrial Revenue - Paper - 0.4%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$345,229
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	511,469
		$856,698
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	$439,999	$1,760
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	2,000,000	2,127,340
		$2,129,100
Miscellaneous Revenue - Other - 0.5%
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	$1,000,000	$1,011,880

Multi-Family Housing Revenue - 1.4%
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	$815,000	$693,492
New York, NY, City Housing Development Corp., 5.5%, 2034	2,000,000	1,854,400
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	467,750
		$3,015,642
Sales & Excise Tax Revenue - 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$11,315,000	$387,086
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,000,000	813,380
Schenectady, NY, Metroplex Development Authority Rev., “A”, MBIA, 5.375%, 2021	475,000	497,392
		$1,697,858
Single Family Housing - State - 2.5%
New York Mortgage Agency Rev., 5.1%, 2024	$2,000,000	$1,931,440

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
New York Mortgage Agency Rev., “130”, 4.75%, 2030	$500,000	$432,650
New York Mortgage Agency Rev., “156”, 5.35%, 2033	1,500,000	1,456,170
New York Mortgage Agency Rev., “158”, 6.6%, 2038	1,290,000	1,358,757
		$5,179,017
Solid Waste Revenue - 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$850,000	$781,601

State & Agency - Other - 2.1%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$906,408
New York Dormitory Authority (State University), 5.375%, 2010 (c)	1,500,000	1,597,110
New York Dormitory Authority (Upstate Community Colleges), “A”, FSA, 6%, 2010 (c)(f)	1,010,000	1,089,517
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	752,845
		$4,345,880
State & Local Agencies - 14.4%
New York Dorm Authority Rev., Non State Supported Debt, 5%, 2032	$2,000,000	$1,898,200
New York Dorm Authority Rev., State Supported Debt, FSA, 5.25%, 2010 (c)	10,000	10,653
New York Dorm Authority Rev., State Supported Debt, FSA, 5.25%, 2030	25,000	25,123
New York Dorm Authority Rev., State Supported Debt, 5%, 2035	2,000,000	1,768,580
New York Dorm Authority Rev., State Supported Debt, “A”, 5%, 2022	1,500,000	1,536,705
New York Dorm Authority Rev., State Supported Debt, “A”, 5%, 2033	2,000,000	1,913,220
New York Dorm Authority Rev., State Supported Debt, “B”, 5%, 2022	4,000,000	4,008,520
New York Dormitory Authority (City University), “A”, 5.625%, 2016	2,450,000	2,683,632
New York Dormitory Authority (School Program), 6.25%, 2020	1,690,000	1,767,909
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,254,718
New York Dormitory Authority Rev., Mental Health Services, “A”, MBIA, 5.75%, 2010 (c)	5,000	5,229
New York Dormitory Authority Rev., Mental Health Services, “B”, FSA, 5.25%, 2010 (c)	35,000	37,286
New York Dormitory Authority Rev., Mental Health Services, “D”, FSA, 5.25%, 2010 (c)	35,000	37,286
New York Dormitory Authority Rev., Mental Health Services, “D”, MBIA, 5.25%, 2011 (c)	105,000	115,645
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, MBIA, 5.25%, 2031	725,000	684,871

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
New York Dormitory Authority State Personal Income Tax Rev., 5%, 2038	$1,000,000	$967,310
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,010,340
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	3,112,395
New York Urban Development Corp. Rev., “B-1”, 5%, 2036	3,000,000	2,909,220
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,026,000
Tobacco Settlement Financing Corp., NY, “A-1”, 5.5%, 2018	2,000,000	2,036,940
		$29,809,782
Tax - Other - 3.6%
Hudson Yards Infrastructure Corp. Rev., “A”, FSA, 5%, 2047	$2,500,000	$2,092,150
Hudson Yards Infrastructure Corp. Rev., “A”, 5%, 2047	3,000,000	2,436,210
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	1,879,700
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,000,000	1,010,000
		$7,418,060
Tobacco - 0.6%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$400,000	$436,188
New York County Tobacco Trust II, 5.625%, 2035	800,000	556,080
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	302,095
		$1,294,363
Toll Roads - 4.1%
Niagara Falls, NY, Bridge Commission Toll Rev., FGIC, 5.25%, 2015	$5,000,000	$5,396,550
Triborough Bridge & Tunnel Authority Rev., NY, “C”, 5%, 2038	2,000,000	1,919,380
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	780,000	845,590
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, MBIA, 5%, 2032	310,000	304,603
		$8,466,123
Transportation - Special Tax - 9.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, 5%, 2016 (c)	$1,700,000	$1,987,317
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)	2,000,000	2,107,540
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025	2,500,000	2,461,575
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2026	1,500,000	1,421,760
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	1,793,260

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - continued
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	$2,910,000	$2,578,871
Metropolitan Transportation Authority Rev., NY, “B”, FSA, 4.5%, 2032	1,900,000	1,650,891
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,155,420
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	825,000	882,882
New York Thruway Authority, General Rev., Highway & Bridges, “A”, FSA, 5.8%, 2010 (c)	20,000	21,270
New York Thruway Authority, General Rev., Highway & Bridges, “B-1”, FGIC, 5.4%, 2010 (c)	2,000,000	2,118,040
		$19,178,826
Universities - Colleges - 12.8%
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	$1,000,000	$736,510
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	1,000,000	1,140,770
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown Community College), “A”, 6.4%, 2010 (c)	500,000	546,485
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,537,545
New York Dormitory Authority Rev. (Cornell University), “A”, 5%, 2035	1,500,000	1,489,050
New York Dormitory Authority Rev. (Judicial Institute at Pace), AMBAC, 5.5%, 2010 (c)	2,500,000	2,681,350
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	989,880
New York Dormitory Authority Rev. (New York University), “A”, 5%, 2038	3,000,000	2,901,330
New York Dormitory Authority Rev. (Pace University), MBIA, 6%, 2010 (c)	1,700,000	1,833,841
New York Dormitory Authority Rev. (St. John’s University), “A”, MBIA, 5%, 2017	300,000	315,387
New York Dormitory Authority Rev., Non State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,005,880
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	3,300,000	3,229,908
New York Dormitory Authority Rev., Non State Supported Debt (Teachers College), 5.5%, 2039	1,000,000	975,590
New York, NY, City Trust Cultural Resource Rev. (Juilliard), “A”, 5%, 2034	1,850,000	1,839,455
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	1,962,120
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	344,300
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,022,703
		$26,552,104

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 0.7%
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	$1,500,000	$1,499,970

Utilities - Municipal Owned - 5.3%
Guam Power Authority Rev., AMBAC, 5.25%, 2014	$1,000,000	$933,160
Long Island Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,059,440
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,065,540
Long Island Power Authority, Electrical Systems Rev., “C”, 5.5%, 2013 (c)	400,000	465,252
Long Island Power Authority, Electrical Systems Rev., “C”, FSA, 5%, 2035	1,520,000	1,463,866
Long Island Power Authority, Electrical Systems Rev., “C”, 5%, 2035	2,000,000	1,821,080
New York Power Authority Rev., 5.25%, 2040	3,000,000	3,003,030
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	192,318
		$11,003,686
Water & Sewer Utility Revenue - 11.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	$1,200,000	$1,064,256
Great Neck North, NY, Water Authority Rev., 5%, 2038	1,000,000	974,620
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024	1,005,000	1,033,371
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2031	1,330,000	1,336,530
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,075,565
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010	175,000	185,409
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010	70,000	70,036
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010	25,000	25,014
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	945,000	1,005,461
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	1,115,000	1,186,338
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	963,684
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,165,806
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.125%, 2030	1,000,000	1,002,470
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2036	2,270,000	2,088,105
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	1,934,280
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	1,934,280
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 4.5%, 2039	970,000	847,732

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2027	$1,500,000	$1,508,910
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, ETM, 6%, 2010 (c)	620,000	661,131
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	1,000,000	1,145,590
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012	660,000	732,428
Suffolk County, NY, Water Authority Rev., ETM, MBIA, 5.1%, 2012 (c)	235,000	262,795
		$23,203,811
Total Municipal Bonds (Identified Cost, $204,711,862)		$199,285,340

Money Market Funds (v) - 3.3%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	6,943,829	$6,943,829
Total Investments (Identified Cost, $211,655,691)		$206,229,169

Other Assets, Less Liabilities - 0.7%		1,455,391
Net Assets - 100.0%		$207,684,560

Derivatives contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	37	$4,799,016	Jun-09	$(110,840)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.7%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.7%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,459,916
Charlotte, NC, Airport Rev., “A”, MBIA, 5%, 2029	2,000,000	1,921,100
Charlotte, NC, Airport Rev., “A”, MBIA, 5%, 2034	4,485,000	4,145,082
Charlotte, NC, Airport Rev., “B”, MBIA, 5.875%, 2019	1,000,000	1,009,820
Charlotte, NC, Airport Rev., “B”, MBIA, 5.875%, 2020	3,775,000	3,797,801
Raleigh Durham, NC, Airport Authority Rev., “A”, FGIC, 5.25%, 2018	2,700,000	2,793,069
		$15,126,788
General Obligations - General Purpose - 0.9%
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	$905,000	$861,189
Tuscaloosa, AL, “A”, 5.125%, 2039	2,195,000	2,140,849
		$3,002,038
General Obligations - Improvement - 1.4%
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)	$4,200,000	$4,611,516

General Obligations - Schools - 3.9%
Brunswick County, NC, FGIC, 5%, 2020	$2,800,000	$2,924,544
Johnston County, NC, FGIC, 5.6%, 2010 (c)	2,000,000	2,132,420
Los Angeles, CA, Unified School District, “D”, 5%, 2034	145,000	136,368
New Hanover County, NC, Public Improvement, 5%, 2021	1,435,000	1,498,814
New Hanover County, NC, School Improvement, 5%, 2019	1,255,000	1,338,570
San Diego, CA, Community College District, FSA, 5%, 2030	2,830,000	2,736,129
San Jacinto, TX, Community College District, 5.125%, 2038	2,000,000	1,957,100
		$12,723,945
Healthcare Revenue - Hospitals - 15.8%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,405,940
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017	1,200,000	1,191,804
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2011 (c)	750,000	810,113
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	879,760
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	905,550

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev., Unrefunded (Carolina Health Care System), “A”, 5%, 2031	$2,695,000	$2,604,556
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), ETM, MBIA, 0%, 2009 (c)	1,800,000	1,785,690
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,406,532
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), MBIA, 5%, 2019	6,225,000	6,214,916
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), FSA, 5.25%, 2036	1,500,000	1,376,535
North Carolina Medical Care Commission (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,305,000	989,647
North Carolina Medical Care Commission (Morehead Memorial Hospital), FSA, 5%, 2026	2,000,000	1,856,220
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	1,721,617
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	3,245,000	2,989,262
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), “A”, ASSD GTY, 5.625%, 2038	500,000	502,925
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System), FSA, 5.125%, 2032	900,000	789,453
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	3,164,226
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	2,772,158
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2013	1,000,000	833,810
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2015	1,140,000	843,623
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph’s), MBIA, 5.1%, 2018	525,000	525,835
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	1,055,000	930,141
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	822,080

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), MBIA, 5%, 2026	$1,155,000	$1,122,210
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	10,904,449
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,174,354
		$51,523,406
Healthcare Revenue - Long Term Care - 0.8%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,141,120
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	947,720
North Carolina Medical Care Commission, Retirement Facilities Rev., (Brookwood), 5.25%, 2032	750,000	441,187
		$2,530,027
Human Services - 0.7%
Cumberland County, NC, Finance Corp., Installment Payment Rev. (Detention Center & Mental Health), AMBAC, 5.625%, 2019	$2,125,000	$2,154,219

Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$587,079

Industrial Revenue - Paper - 0.5%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (International Paper Co.), “A”, 5.8%, 2016	$2,000,000	$1,570,160

Multi-Family Housing Revenue - 2.6%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,657,180
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,662,020
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,357,500
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	999,920
North Carolina Housing Finance Agency, “H”, FHA, 6.05%, 2028	2,015,000	2,017,781
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, (ARC Projects), 5.8%, 2034	1,000,000	712,460
		$8,406,861
Single Family Housing - State - 5.2%
North Carolina Housing Finance Agency Rev., “15-A”, FSA, 4.95%, 2032	$395,000	$349,658
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,330,000	2,105,807

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	$2,035,000	$1,718,802
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,965,000	1,777,578
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	1,775,000	1,775,320
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	2,000,000	1,696,620
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	2,000,000	1,806,860
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	1,975,000	1,997,140
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	470,000	471,090
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	1,140,000	1,142,839
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	210,000	210,298
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	695,000	698,260
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,315,000	1,312,225
		$17,062,497
State & Agency - Other - 5.7%
Brunswick County, NC, COP, FSA, 5.5%, 2010 (c)	$1,000,000	$1,068,360
Cabarrus County, NC, Installment Financing Contract, 5%, 2021	5,500,000	5,658,235
Carteret County, NC, AMBAC, 5.625%, 2020	1,010,000	1,045,390
Charlotte, NC, COP (Public Safety Facilities), “D”, 5.5%, 2010 (c)	3,000,000	3,203,250
Charlotte, NC, COP (Transit Projects), 5%, 2033	3,000,000	2,929,890
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	1,933,305
Harnett County, NC, COP, FSA, 5.5%, 2010 (c)	1,225,000	1,332,959
Harnett County, NC, COP, FSA, 5.25%, 2015	1,020,000	1,115,554
Rockingham, NC, COP, AMBAC, 5.125%, 2024	350,000	358,557
		$18,645,500
State & Local Agencies - 2.2%
Harnett County, NC, COP, ASSD GTY, 5%, 2029	$400,000	$397,960
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)	1,000,000	1,068,360
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	349,976
Mooresville, NC, COP, 5%, 2032	2,000,000	1,912,220
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	840,000	864,251
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,543,841
		$7,136,608
Tax - Other - 1.0%
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	$1,000,000	$939,850
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	1,000,000	914,220

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$1,650,000	$1,426,029
		$3,280,099
Toll Roads - 0.9%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$3,260,000	$3,035,386

Transportation - Special Tax - 4.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 6%, 2018 (f)	$10,850,000	$11,528,776
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	1,715,000	1,757,995
Indiana Finance Authority Highway Rev., “A”, MBIA, 4.5%, 2029	2,825,000	2,609,170
		$15,895,941
Universities - Colleges - 22.0%
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)	$2,285,000	$2,458,112
Appalachian State University, NC, Rev., “C”, MBIA, 5%, 2030	1,000,000	968,110
East Carolina University, NC, Rev., “A”, AMBAC, 5.25%, 2011 (c)	1,375,000	1,511,029
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,062,070
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,660,000	2,609,221
New York Dormitory Authority Rev., Non State Supported Debt (Columbia University), “A”, 5%, 2031	3,120,000	3,176,690
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	3,395,000	3,322,890
North Carolina Capital Facilities Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,507,800
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,271,240
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2039	3,500,000	3,508,680
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,020,000	1,691,144
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	2,791,740
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2018	510,000	430,149
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2021	300,000	237,303
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, XLCA, 5.25%, 2022	1,870,000	1,893,487

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	$2,500,000	$2,301,875
North Carolina Capital Facilities, Finance Prerefunded (Duke University), “A”, 5.125%, 2011 (c)	4,050,000	4,464,801
North Carolina Capital Facilities, Finance Unrefunded (Duke University) “A”, 5.125%, 2041	950,000	954,294
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, MBIA, 5%, 2020	2,180,000	1,892,240
University of California Rev., “J”, FSA, 4.5%, 2035	3,250,000	2,804,392
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,041,500
University of North Carolina, Chapel Hill, 5%, 2036	3,000,000	3,039,780
University of North Carolina, Charlotte Rev., “B”, FSA, 5%, 2036	1,750,000	1,752,275
University of North Carolina, Greensboro Rev., “A”, FSA, 5%, 2020	2,835,000	2,939,356
University of North Carolina, Systems Pool Rev., “B”, MBIA, 5%, 2033	1,180,000	1,138,016
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,021,100
University of North Carolina, University Rev., “A”, 4.75%, 2034	5,000,000	4,862,350
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,428,116
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,757,365
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 5%, 2032	2,910,000	2,911,921
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 4.75%, 2038	3,400,000	3,235,032
University of Puerto Rico Rev., “Q”, 5%, 2036	2,370,000	1,689,383
		$71,673,461
Utilities - Investor Owned - 0.8%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,569,300

Utilities - Municipal Owned - 14.4%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$1,000,000	$983,340
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,525,000	1,576,179
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	537,040
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	15,159,814
North Carolina Eastern Municipal Power Agency, “A”, ETM, 7.5%, 2010 (c)	2,360,000	2,478,920
North Carolina Eastern Municipal Power Agency, “A”, ETM, MBIA, 7.5%, 2010 (c)	2,735,000	2,793,119
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 6%, 2011	5,000,000	5,366,950

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	$1,000,000	$1,033,030
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, MBIA, 5.25%, 2019 (u)	10,000,000	10,699,300
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, MBIA, 5.25%, 2020 (u)	6,000,000	6,380,340
		$47,008,032
Utilities - Other - 0.5%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$1,055,000	$822,067
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	903,464
		$1,725,531
Water & Sewer Utility Revenue - 9.6%
Asheville, NC, Water & Sewer Systems Rev., MBIA, 5%, 2032	$1,000,000	$991,770
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)	3,180,000	3,415,765
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,684,702
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017	1,650,000	1,760,418
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023	1,675,000	1,725,585
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016	1,005,000	1,063,159
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019	1,170,000	1,224,066

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, FSA, 5%, 2033	$2,400,000	$2,333,736
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	708,519
High Point, NC, Combined Enterprise System Rev., FSA, 5%, 2033	2,000,000	1,994,300
Kannapolis, NC, Water & Sewer Rev., “B”, FSA, 5.25%, 2021	1,000,000	1,016,890
King County, WA, Sewer Rev., 5%, 2038	3,520,000	3,456,499
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	3,295,000	3,195,788
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,012,040
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,606,624
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,009,360
		$31,199,221
Total Municipal Bonds (Identified Cost, $321,598,209)		$321,467,615

Money Market Funds (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	7,145,386	$7,145,386
Total Investments (Identified Cost, $328,743,595)		$328,613,001

Other Assets, Less Liabilities - (0.9)%		(2,805,700)
Net Assets - 100.0%		$325,807,301

Derivative Contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	45	$5,836,641	Jun-09	$(134,806)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.9%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.4%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), MBIA, 5.75%, 2014	$1,000,000	$1,013,970
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017	500,000	501,210
		$1,515,180
General Obligations - General Purpose - 8.7%
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.3%, 2018	$285,000	$297,691
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.4%, 2019	290,000	302,302
Bucks County, PA, Finance Department, 5.125%, 2022	255,000	282,986
Commonwealth of Puerto Rico, “A”, FGIC, 5.5%, 2015	280,000	273,736
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	199,558
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	368,318
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,201,924
Erie County, PA, Convention Center, FGIC, 5%, 2025	500,000	497,265
Erie County, PA, Convention Center, FGIC, 5%, 2026	500,000	492,155
Luzerne County, PA, MBIA, 5.25%, 2012 (c)	500,000	565,380
Luzerne County, PA, “A”, FSA, 5%, 2027	1,000,000	1,015,440
North Huntingdon Township, PA, AMBAC, 5.25%, 2019	500,000	506,410
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2010 (c)	85,000	91,361
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2019	415,000	420,619
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	428,216
State of Pennsylvania, 6%, 2010 (c)	1,000,000	1,052,900
State of Pennsylvania, 6.25%, 2010	300,000	320,007
		$9,316,268
General Obligations - Improvement - 0.5%
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)	$500,000	$510,825

General Obligations - Schools - 20.2%
Allegheny Valley, PA, School District, “A”, MBIA, 5%, 2028	$1,000,000	$1,010,130
Bucks County, PA, Centennial School District, “B”, FSA, 5.25%, 2037	1,000,000	979,590
Conneaut, PA, School District, “B”, FSA, 0%, 2031	1,150,000	324,806
Conneaut, PA, School District, “B”, FSA, 0%, 2033	760,000	188,100
Daniel Boone, PA, School District, 5%, 2032	500,000	491,845

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	$1,275,000	$1,290,236
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	804,203
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,035,450
Gateway, PA, Allegheny School District, FGIC, 5%, 2032	740,000	717,097
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	599,517
North Schuylkill, PA, School District, FGIC, 5%, 2028	650,000	634,875
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	871,119
Pennridge, PA, School District, MBIA, 5%, 2013 (c)	50,000	56,149
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)	1,005,000	1,083,641
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)	280,000	301,367
Perkiomen Valley, PA, School District, FSA, 5%, 2019	220,000	226,125
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)	500,000	524,730
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)	500,000	542,805
Reading, PA, School District, FSA, 5%, 2035	2,240,000	2,185,859
Scranton, PA, School District, “A”, FSA, 5%, 2027	1,340,000	1,372,441
South Park, PA, School District, FGIC, 5%, 2019	750,000	767,310
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	457,995
State Public School Building Authority, PA School (Delaware County Community College), FSA, 5%, 2032	2,000,000	1,964,720
Upper Moreland, PA, School District, ASSD GTY, 5%, 2029	1,650,000	1,660,065
West Mifflin, PA, Area School District, FSA, 5.125%, 2031	500,000	502,425
Whitehall-Coplay, PA, School District, “A”, FSA, 5.375%, 2034	1,000,000	1,008,090
		$21,600,690
Healthcare Revenue - Hospitals - 15.1%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$590,563
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	555,000	587,878

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	$500,000	$498,865
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), MBIA, 5%, 2018	500,000	505,255
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	150,000	172,215
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	289,080
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	50,000	57,405
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	503,405
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	331,405
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017	675,000	680,441
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	569,575
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	166,762
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	350,000	267,120
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	309,043
Lehigh County, PA, General Purpose Authority (Lehigh Valley Health Network), “A”, FSA, 4.75%, 2038	1,000,000	846,650
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), MBIA, 7%, 2016	250,000	294,475
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	498,606
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	684,258
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019	500,000	521,230
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation Group), CONNIE LEE, 5.375%, 2010	395,000	395,000
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	879,923
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	198,865
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	189,875
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	340,692
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	403,065
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018	100,000	104,443

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2031	$650,000	$657,716
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM, 6.6%, 2010 (c)	60,000	62,423
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Children’s Hospital), MBIA, 4.5%, 2037	1,000,000	788,850
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	756,710
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (The Children’s Hospital Foundation), “A”, 4.5%, 2037	1,000,000	785,260
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	385,000	435,616
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2031	115,000	103,763
South Central, PA, General Authority Rev., 5.625%, 2011 (c)	490,000	540,392
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	775,065
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), ETM, 5.625%, 2026 (c)	110,000	117,517
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	350,000	281,005
		$16,190,411
Healthcare Revenue - Long Term Care - 1.7%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$181,740
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	200,000	135,188
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	190,146
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	192,178
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	410,955
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	131,089
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	47,669
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	413,800
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	147,835
		$1,850,600

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$126,134

Industrial Revenue - Environmental Services - 0.9%
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	$530,000	$497,781
Westmoreland County, PA, Industrial Development Corp. (Waste Management), LOC, 5.1%, 2018 (b)	500,000	499,685
		$997,466
Industrial Revenue - Other - 1.3%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (b)	$300,000	$305,940
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	126,887
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	837,460
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	184,316
		$1,454,603
Parking - 1.4%
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015	$1,000,000	$1,016,290
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2010 (c)	500,000	532,095
		$1,548,385
Sales & Excise Tax Revenue - 0.5%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2017	$500,000	$508,590

Single Family Housing - Local - 1.1%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$375,000	$346,448
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	880,000	805,341
		$1,151,789
Single Family Housing - State - 8.0%
Pennsylvania Housing Finance Agency Rev., “96 A”, 4.7%, 2037	$750,000	$597,038
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	1,405,000	1,376,310
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021	750,000	734,978

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	$295,000	$289,144
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034	355,000	350,541
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	995,000	895,172
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “103-C”, 5.4%, 2033	1,000,000	983,980
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,165,000	997,275
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	575,000	577,645
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	453,880
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	869,860
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4.875%, 2026	500,000	461,095
		$8,586,918
Solid Waste Revenue - 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$276,642

State & Local Agencies - 3.5%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$900,000	$1,001,223
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 8.641%, 2018 (p)	50,000	61,247
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020	210,000	194,912
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2011 (c)	1,000,000	1,108,240
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2011 (c)	750,000	833,475
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	518,660
		$3,717,757
Student Loan Revenue - 1.4%
Pennsylvania Higher Education, Capital Acquisition Rev., MBIA, 5%, 2026	$1,500,000	$1,505,685

Tax - Other - 0.6%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2013	$500,000	$508,360
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	110,839
		$619,199
Tax Assessment - 0.1%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$250,000	$141,095

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tobacco - 0.1%
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	$115,000	$93,588

Toll Roads - 2.1%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$1,100,000	$1,024,210
Pennsylvania Turnpike Commission, 5.5%, 2015	250,000	269,143
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	1,000,000	987,500
		$2,280,853
Transportation - Special Tax - 2.2%
Pennsylvania Turnpike Commission, MBIA, 5%, 2024	$1,775,000	$1,823,103
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013	500,000	506,380
		$2,329,483
Universities - Colleges - 14.1%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$254,448
Allegheny County, PA, (Chatham College), 5.95%, 2032	335,000	262,486
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	500,000	452,750
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, XLCA, 5%, 2024	1,000,000	1,008,680
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	176,500
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), AMBAC, 5.55%, 2010 (c)	535,000	573,006
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	971,490
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	750,000	598,688
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	370,430
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	404,535
Harrisburg, PA, Harrisburg University of Science, “A”, 5.4%, 2016	125,000	118,270
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	447,140
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032	750,000	581,663
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	248,560
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	520,840

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	$500,000	$436,300
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	466,285
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), MBIA, 5%, 2037	630,000	594,626
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University), MBIA, 5.5%, 2010 (c)	300,000	316,800
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	431,355
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	252,714
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	235,866
Pennsylvania Public School Building Authority (Delaware County College), MBIA, 5.75%, 2010 (c)	500,000	537,085
Pennsylvania State Higher Educational Facilities Authority Rev. (Lasalle University), 5.25%, 2027	500,000	404,850
Pennsylvania State University, “A”, 5%, 2029	1,000,000	1,010,340
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	912,020
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	984,290
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,045,720
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	490,080
		$15,107,817
Universities - Secondary Schools - 0.5%
Pennsylvania Economic Development Financing Authority (Germantown Friends School Project), 5.35%, 2031	$600,000	$575,790

Utilities - Cogeneration - 0.1%
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010	$35,000	$35,051
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	100,000	79,716
		$114,767
Utilities - Municipal Owned - 1.5%
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2009 (c)(f)	$1,000,000	$1,022,510
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)	500,000	552,735
		$1,575,245

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - 9.5%
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010 (c)	$750,000	$809,400
Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	883,940
Cambridge, PA, Area Joint Authority Guaranteed Sewer Rev., 6%, 2037	500,000	435,100
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	839,710
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	775,000	687,332
Erie, PA, Water Authority Rev., FSA, 5%, 2043	1,000,000	922,880
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	772,238
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	945,940
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028	440,000	429,977

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034	$1,660,000	$1,608,573
University Area Joint Authority, Sewer Rev., MBIA, 5%, 2023	1,500,000	1,309,940
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	500,000	500,640
		$10,145,670
Total Municipal Bonds (Identified Cost, $108,331,575)		$103,841,450

Money Market Funds (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	2,386,723	$2,386,723
Total Investments (Identified Cost, $110,718,298)		$106,228,173

Other Assets, Less Liabilities - 0.9%		914,980
Net Assets - 100.0%		$107,143,153

Derivative Contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	16	$2,075,250	Jun-09	$(47,931)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.0%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.1%
Horry County, SC, “A”, FSA, 5.7%, 2027	$635,000	$620,858
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025	1,500,000	1,384,334
Richland Lexington, SC, Airport Rev. (Columbia Airport), “A”, FSA, 5%, 2026	1,000,000	1,001,449
		$3,006,641
General Obligations - General Purpose - 7.0%
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	$1,000,000	$1,066,089
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	345,000	275,389
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	485,313
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	4,000,000	4,234,319
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022	1,000,000	1,034,119
Horry County, SC, 4.5%, 2028	850,000	837,199
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015	915,000	953,522
Tuscaloosa, AL, “A”, 5.125%, 2039	980,000	955,823
		$9,841,773
General Obligations - Improvement - 0.1%
Guam Government, “A”, 5.25%, 2037	$280,000	$183,865

General Obligations - Schools - 8.6%
Anderson County, SC, School District, “B”, 5.5%, 2010 (c)	$1,465,000	$1,546,073
Beaufort County, SC, School District, “A”, FSA, 4.25%, 2032	1,000,000	890,370
Chesterfield County, SC, School District, FSA, 5%, 2023	3,000,000	3,070,800
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020	1,065,000	1,114,022
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022	2,050,000	2,160,147
Richland County, SC, School District, 5.1%, 2021	1,750,000	1,803,568
York County, SC, School District, 5%, 2030	1,570,000	1,582,843
		$12,167,823
Healthcare Revenue - Hospitals - 16.1%
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), ETM, MBIA, 5%, 2022 (c)	$2,450,000	$2,473,961
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	1,050,000	956,981
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,655,952
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	988,440

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	$250,000	$288,908
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	288,908
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,203,315
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,157,110
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	820,000	633,712
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	975,262
South Carolina Jobs & Economic Development Authority (Bon Secours-St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	297,417
South Carolina Jobs & Economic Development Authority (Bon Secours-St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	861,765
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	1,000,000	1,016,610
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	1,500,000	1,318,530
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	889,440
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	750,000	607,620
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	651,233
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health), FSA, 5%, 2035	650,000	531,876
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	1,000,000	783,640
Spartanburg County, SC, Health Service Rev., “A”, ASSD GTY, 4.5%, 2027	1,000,000	816,630
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., FSA, 5.25%, 2012 (c)	1,425,000	1,584,215
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., FSA, 5.25%, 2032	825,000	754,982
		$22,736,507
Healthcare Revenue - Long Term Care - 0.8%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	$500,000	$292,515

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.625%, 2042	$400,000	$252,188
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	255,296
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	296,084
		$1,096,083
Human Services - 0.7%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$1,115,000	$1,008,718

Industrial Revenue - Chemicals - 0.4%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$555,520

Industrial Revenue - Other - 1.1%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,225,350
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	262,820
		$1,488,170
Industrial Revenue - Paper - 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$702,200

Miscellaneous Revenue - Entertainment & Tourism - 1.2%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2018	$570,000	$569,390
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2019	595,000	586,997
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2020	630,000	610,193
		$1,766,580
Multi-Family Housing Revenue - 1.4%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$854,460
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,075,569
		$1,930,029
Sales & Excise Tax Revenue - 0.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$735,000	$597,834

Issuer	Shares/Par	Value ($)

Single Family Housing - State - 4.6%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.5%, 2034	$600,000	$589,374
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.2%, 2035	940,000	848,745
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	1,000,000	944,770
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 6%, 2020	370,000	376,342
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 5.35%, 2024	1,635,000	1,624,749
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	995,000	884,177
South Carolina Housing, Finance & Development Authority Rev., “C-2”, FSA, 4.6%, 2032	1,500,000	1,230,285
		$6,498,442
Solid Waste Revenue - 0.7%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$942,910

State & Local Agencies - 3.4%
North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5%, 2009 (c)	$1,000,000	$1,013,980
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013	2,750,000	3,106,978
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	699,364
		$4,820,322
Tax - Other - 3.7%
Commonwealth of Puerto Rico, 5.5%, 2010 (c)	$4,000,000	$4,205,600
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	939,850
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	147,785
		$5,293,235
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$495,000	$279,992

Tobacco - 0.8%
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	$1,000,000	$1,094,500

Toll Roads - 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$1,480,000	$1,378,028

Transportation - Special Tax - 4.6%
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	$500,000	$507,365
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	1,985,680

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - continued
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	$2,500,000	$2,411,050
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,586,471
		$6,490,566
Universities - Colleges - 14.1%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5%, 2024	$800,000	$800,000
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5.125%, 2034	1,510,000	1,372,197
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,403,321
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	849,550
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020	1,245,000	1,271,606
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030	2,000,000	2,001,840
South Carolina Educational Facilities Authority (Furman University), 5%, 2038	2,000,000	1,891,060
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	963,810
South Carolina Jobs & Economic Development Authority, Student Housing Rev. (Francis Marion University), “A”, MBIA, 5%, 2034	1,345,000	1,250,514
University of South Carolina Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,027,270
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	981,590
University of South Carolina, University Rev., “A”, FGIC, 5.625%, 2010 (c)	1,555,000	1,648,082
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,809,773
University of South Carolina, University Rev., “A”, FSA, 5.25%, 2038	1,625,000	1,637,805
		$19,908,418
Utilities - Investor Owned - 1.3%
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	$2,000,000	$1,819,080

Utilities - Municipal Owned - 8.0%
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017	$75,000	$75,018
Easley, SC, Utility Rev., FSA, 5%, 2012 (c)(f)	1,000,000	1,127,260
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, MBIA, 5%, 2021	175,000	180,562
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	2,778,948

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	$530,000	$433,307
South Carolina Public Service Authority Rev. “A”, 5.5%, 2038	2,500,000	2,552,725
South Carolina Public Service Authority, “A”, MBIA, 5.5%, 2010 (c)	200,000	209,412
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	1,922,980
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2037	510,000	503,926
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	1,500,000	1,503,495
		$11,287,633
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	$570,000	$399,205

Water & Sewer Utility Revenue - 13.9%
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032	$1,000,000	$1,002,020
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	2,000,000	1,945,560
Anderson County, SC, Water & Sewer Systems Rev., ASSD GTY, 5%, 2034	1,000,000	983,020
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., FSA, 4.5%, 2031	1,000,000	927,940
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,121,130
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)	2,000,000	2,090,740
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029	1,020,000	1,035,892
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,679,420
Greenville, SC, Stormwater Systems, FSA, 5%, 2022	595,000	614,689
Greenwood, SC, Sewer Systems Rev., FSA, 5%, 2030	1,000,000	988,320
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., MBIA, 5.125%, 2032	920,000	892,575
Myrtle Beach, SC, Water & Sewer Authority Rev., FSA, 4.5%, 2028	2,000,000	1,866,560
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, FSA, 5.375%, 2023	500,000	529,720
Spartanburg, SC, Water & Sewer Authority Rev., “B”, MBIA, 5.25%, 2030	1,250,000	1,258,538
Spartanburg, SC, Waterworks Rev., “A”, FSA, 4.375%, 2028	750,000	682,718
Sumter, SC, Waterworks & Sewer Systems Rev., XLCA, 5%, 2025	540,000	539,962
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, MBIA, 5%, 2027	1,490,000	1,501,592
		$19,660,396
Total Municipal Bonds (Identified Cost, $139,900,575)		$136,954,470

Portfolio of Investments – continued

Money Market Funds (v) - 1.2%

Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	1,723,307	$1,723,307
Total Investments (Identified Cost, $141,623,882)		$138,677,777

Other Assets, Less Liabilities - 1.8%		2,472,252
Net Assets - 100.0%		$141,150,029

Derivative Contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	13	$1,686,141	Jun-09	$(38,944)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.0%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.3%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021	$1,500,000	$1,499,265

General Obligations - General Purpose - 5.7%
Blount County, TN, Public Building Authority, “B”, ASSD GTY, 4.75%, 2037	$1,500,000	$1,386,090
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	215,522
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	394,317
Commonwealth of Puerto Rico, Unrefunded Public Improvement, FSA, 5%, 2024	770,000	741,310
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,052,580
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	895,980
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	456,763
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	478,459
		$6,621,021
General Obligations - Improvement - 0.6%
Guam Government, “A”, 5.25%, 2037	$215,000	$141,182
Sevier County, TN, Public Building Authority, ASSD GTY, 4.75%, 2025	550,000	553,003
		$694,185
General Obligations - Schools - 5.7%
Gibson County, TN, School District, MBIA, 5.75%, 2016	$190,000	$190,165
Rutherford County, TN, School & Public Improvement, 5%, 2022	1,510,000	1,563,001
Rutherford County, TN, School District, 5.875%, 2010 (c)	2,000,000	2,107,540
Rutherford County, TN, School District, 5.875%, 2010 (c)	1,100,000	1,159,147
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,575,000	1,656,175
		$6,676,028
Healthcare Revenue - Hospitals - 14.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	$1,000,000	$1,045,880
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	860,000	797,736
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, MBIA, 5%, 2018 (c)	1,500,000	1,528,560
Johnson City, TN, Health & Educational Facilities Board Hospital Rev., 5.5%, 2031	400,000	303,844

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	$600,000	$442,878
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	299,985
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	890,030
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	4,000,000	461,920
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), MBIA, 5.75%, 2014	3,250,000	3,441,490
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	740,190
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2013 (c)(f)	545,000	608,912
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2022	455,000	411,875
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	521,653
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	722,425
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	375,000	433,455
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	483,845
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,196,275
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, FSA, 5.25%, 2027	1,500,000	1,505,220
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	351,206
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	482,490
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	225,000	211,025
		$16,880,894

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - 0.4%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$346,595
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	187,910
		$534,505
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$218,448

Miscellaneous Revenue - Entertainment & Tourism - 3.5%
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	$2,000,000	$2,253,840
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,889,342
		$4,143,182
Miscellaneous Revenue - Other - 0.7%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	$825,000	$793,188

Multi-Family Housing Revenue - 2.9%
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019	$375,000	$379,268
Knoxville, TN, Community Development Corp., 5%, 2024	1,000,000	1,023,060
Memphis, TN, Health, Educational & Housing Facilities Board Rev. (Prescott Place Apartments Project), FNMA, 5.125%, 2038 (b)	1,000,000	1,000,220
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	506,875
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	486,082
		$3,395,505
Sales & Excise Tax Revenue - 1.5%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$1,000,000	$1,049,810
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	7,755,000	265,299
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	427,024
		$1,742,133
Single Family Housing - State - 11.4%
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014	$2,155,000	$2,179,351
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	645,000	617,787

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	$660,000	$630,907
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	575,000	548,780
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	690,000	657,349
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020	775,000	779,394
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	1,915,000	1,790,793
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	720,000	663,048
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032	670,000	627,046
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	785,000	766,168
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	2,000,000	1,965,360
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	980,000	945,916
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	1,115,000	1,128,871
		$13,300,770
State & Agency - Other - 0.8%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$995,240

State & Local Agencies - 10.9%
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018	$1,000,000	$1,040,940
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024	3,450,000	3,102,550
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, FSA, 5.25%, 2022	1,000,000	1,144,250
Tennessee School Bond Authority (Higher Education Facilities), “A”, FSA, 5.25%, 2012 (c)	3,000,000	3,364,080
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,015,080
Tennessee School Bond Authority, “C”, FSA, 5%, 2032	2,000,000	2,015,780
		$12,682,680
Tax - Other - 0.6%
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	$730,000	$684,295

Tobacco - 0.8%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$350,000	$381,665
Tobacco Settlement Financing Corp., 5%, 2031	750,000	505,927
		$887,592

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Toll Roads - 0.9%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$1,140,000	$1,061,454

Transportation - Special Tax - 1.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	$650,000	$622,713
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	600,000	615,042
		$1,237,755
Universities - Colleges - 7.6%
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	$415,000	$402,575
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,105,000	1,197,776
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020	1,000,000	999,910
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilites Board, 5%, 2034	2,500,000	2,468,050
New York Dormitory Authority Rev., Non State Supported Debt (Columbia University), “A”, 5%, 2031	1,145,000	1,165,805
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	1,260,000	1,233,238
University of Puerto Rico Rev., “Q”, 5%, 2036	1,985,000	1,414,948
		$8,882,302
Utilities - Municipal Owned - 10.1%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$2,950,020
Elizabethton, TN, Electric System Rev., MBIA, 4.5%, 2027	1,000,000	928,080
Johnson City, TN, Electric Rev., FSA, 5%, 2029	1,000,000	1,002,860
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	595,000	614,968
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	201,390
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., MBIA, 0%, 2012	3,305,000	3,094,769
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., 5.125%, 2021	1,500,000	1,542,765
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,500,000	1,516,095
		$11,850,947

Issuer	Shares/Par	Value ($)

Utilities - Other - 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	$85,000	$61,934
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	840,432
		$902,366
Water & Sewer Utility Revenue - 16.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$379,132
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	839,710
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	810,000	718,373
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2024	1,500,000	1,530,435
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2027	3,000,000	3,030,240
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,001,900
Hendersonville, TN, Utility District Waterworks & Sewer Rev., FSA, 5%, 2031	1,000,000	989,450
King County, WA, Sewer Rev., 5%, 2038	1,225,000	1,202,901
Knoxville, TN, Waste Water System Rev., FSA, 4.5%, 2032	1,000,000	934,710
Knoxville, TN, Waste Water System Rev., “A”, MBIA, 5%, 2037	2,620,000	2,624,035
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,205,000	1,168,717
Rutherford County, TN, Water Rev., MBIA, 5%, 2027	770,000	777,931
South Blount County, TN, Utility District Waterworks Rev., FSA, 5%, 2033	2,140,000	2,037,922
White House Utility District, TN, Unrefunded, FSA, 5%, 2021	420,000	428,547
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties Waterworks), FSA, 6%, 2010 (c)	1,000,000	1,041,190
		$18,705,193
Total Municipal Bonds (Identified Cost, $117,570,351)		$114,388,948

Money Market Funds (v) - 2.6%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	2,986,324	$2,986,324
Total Investments (Identified Cost, $120,556,675)		$117,375,272

Other Assets, Less Liabilities - (0.6)%		(656,336)
Net Assets - 100.0%		$116,718,936

Portfolio of Investments – continued

Derivative Contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	12	$1,556,438	Jun-09	$(35,948)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.1%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 5.1%
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	$1,000,000	$929,989
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	637,093
Metropolitan Washington, DC, Airport Authority Rev., “A”, FSA, 5%, 2032	1,455,000	1,231,293
Metropolitan Washington, DC, Airport Authority Rev., “A”, MBIA, 5%, 2035	3,000,000	2,468,099
Metropolitan Washington, DC, Airports Authority Rev., 5.375%, 2028	1,500,000	1,375,139
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5.375%, 2017	1,755,000	1,824,567
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5%, 2022	3,000,000	3,036,599
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	3,000,000	2,300,459
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	659,368
		$14,462,606
General Obligations - General Purpose - 2.7%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$645,000	$514,857
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	927,294
Newport News, VA, Economic Development, “A”, 5%, 2031	1,595,000	1,602,161
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	799,336
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	838,442
Stafford County, VA, Industrial Development Authority Rev., “B”, MBIA, 5%, 2034	3,060,000	2,965,783
		$7,647,873
General Obligations - Improvement - 5.6%
Arlington County, VA, 4.5%, 2028	$255,000	$250,854
Chesterfield County, VA, 6%, 2010 (c)	1,900,000	1,982,346
Chesterfield County, VA, 5%, 2011 (c)(f)	2,015,000	2,160,423
Guam Government, “A”, 5.25%, 2037	540,000	354,596
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,280,000	3,494,151
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,480,000	3,707,209
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)	1,765,000	1,887,703
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)	1,880,000	1,992,819
		$15,830,101

Issuer	Shares/Par	Value ($)

General Obligations - Schools - 0.9%
Los Angeles, CA, Unified School District, “D”, 5%, 2034	$125,000	$117,559
San Diego, CA, Community College District, FSA, 5%, 2030	2,570,000	2,484,753
		$2,602,312
Healthcare Revenue - Hospitals - 12.5%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$2,511,000
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)	2,600,000	2,854,098
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	761,720
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	1,439,300
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	622,965
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	97,806
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,684,262
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), MBIA, 6.25%, 2020	1,500,000	1,605,915
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	2,075,000	1,924,770
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,143,640
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,263,561
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev., Unrefunded Balance (Central Health), 5.2%, 2018	145,000	145,171
Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125%, 2018	3,000,000	2,982,060
Ohio State Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,315,000	1,298,694
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,595,752
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,950,000	2,039,115
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	807,060

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, MBIA, 6.125%, 2017 (c)	$3,000,000	$3,541,770
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	1,923,877
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	515,000	483,013
Virginia Small Business Financing Authority Hospital Rev., (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	1,116,120
Washington County, VA, Industrial Development Authority Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,383,984
		$35,225,653
Healthcare Revenue - Long Term Care - 1.2%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$521,618
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	200,000	230,510
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	455,609
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	552,810
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	643,360
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	750,000	533,993
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	500,303
		$3,438,203
Industrial Revenue - Environmental Services - 1.1%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	$1,500,000	$1,505,655
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,671,005
		$3,176,660
Industrial Revenue - Other - 1.1%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$1,766,780
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	839,010
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	511,988
		$3,117,778

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper - 0.2%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$560,180
Hodge, LA, Utility Rev. (Stone Container Corp.), 7.45%, 2024 (d)	740,000	79,550
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	1,750,000	17,500
		$657,230
Miscellaneous Revenue - Other - 1.0%
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	$3,000,000	$2,914,260

Multi-Family Housing Revenue - 5.8%
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village Apartments), “B”, 9%, 2018	$3,415,000	$3,416,264
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	3,000,000	3,049,770
Virginia Housing Development Authority Rev., “B”, 5.95%, 2016	1,345,000	1,346,264
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,306,735
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	805,150
Virginia Housing Development Authority Rev., “G”, 5.625%, 2020	2,000,000	2,018,800
Virginia Housing Development Authority Rev., “I”, 5.15%, 2017	3,000,000	3,009,180
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,457,729
		$16,409,892
Parking - 0.6%
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020	$1,630,000	$1,636,357

Sales & Excise Tax Revenue - 1.5%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$2,250,000	$2,362,073
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	2,135,000	1,736,566
		$4,098,639
Single Family Housing - State - 4.7%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$3,000,000	$2,743,980
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	1,801,220
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,743,940
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,144,842
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,118,965

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	$2,630,000	$2,255,488
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,545,154
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	989,440
		$13,343,029
State & Agency - Other - 1.8%
Fairfax County, VA, COP, 6.1%, 2017	$3,090,000	$3,462,530
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021	1,500,000	1,545,930
		$5,008,460
State & Local Agencies - 11.9%
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021	$1,830,000	$1,830,018
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	1,000,000	959,630
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 6.25%, 2011	3,985,000	4,003,650
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 5.25%, 2017	2,000,000	2,006,940
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, MBIA, 5%, 2030	2,500,000	2,487,025
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), MBIA, 5%, 2029	1,000,000	1,012,770
Fairfax County, VA, Economic Development Authority, Fairfax Public Improvement Project, 5%, 2030	1,000,000	1,006,410
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, FSA, 5%, 2035	2,875,000	2,805,540
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036	2,000,000	1,965,060
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,134,790
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,277,700
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	449,395
Montgomery County, VA, Industrial Development, “B”, AMBAC, 6%, 2011 (c)	1,000,000	1,096,830
Montgomery County, VA, Industrial Development, “C”, AMBAC, 6%, 2011 (c)	1,120,000	1,228,450
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	1,000,000	1,111,430
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	977,110

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Prince William County, VA, Lease Partnerships, 5%, 2021	$1,500,000	$1,554,870
Richmond, VA, Public Facilities, COP (Megahertz Project), “A”, AMBAC, 5%, 2022	1,600,000	1,630,144
Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035	1,720,000	1,271,699
Virginia College Building Authority, Educational Facilities Rev., 4.5%, 2032	1,550,000	1,457,977
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,056,550
		$33,323,988
Tax - Other - 2.0%
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center Expansion), 6.125%, 2010 (c)	$3,500,000	$3,770,025
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	939,850
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	1,000,000	858,280
		$5,568,155
Tobacco - 1.3%
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	$460,000	$374,353
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,154,520
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	4,350,000	2,204,189
		$3,733,062
Toll Roads - 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$2,935,000	$2,732,779

Transportation - Special Tax - 1.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, MBIA, 5%, 2029	$1,210,000	$935,778
Indiana Finance Authority Highway Rev., “A”, MBIA, 4.5%, 2029	2,515,000	2,322,854
		$3,258,632
Universities - Colleges - 6.4%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,367,909
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,062,070
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,335,000	2,290,425
New York Dormitory Authority Rev., Non State Supported Debt (Columbia University), “A”, 5%, 2031	2,845,000	2,896,694
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	3,085,000	3,019,475

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of Virginia (University Rev.), “B”, 5%, 2027	$2,690,000	$2,750,606
Virginia College Building Authority, Educational Facilities Rev. (Hampton University), 6%, 2010 (c)	1,000,000	1,064,440
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,573,540
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,300,000	1,872,752
		$17,897,911
Utilities - Investor Owned - 1.3%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$2,922,570
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	701,505
		$3,624,075
Utilities - Municipal Owned - 3.8%
Bristol, VA, Utility Systems Rev., ETM, FSA, 5.75%, 2016 (c)	$240,000	$290,921
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	1,875,893
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,435,000	1,483,159
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	485,402
Richmond, VA, Public Utilities Rev., FSA, 5%, 2012 (c)	5,000,000	5,515,600
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035	1,000,000	997,050
		$10,648,025
Utilities - Other - 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$736,353
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	798,410
		$1,534,763
Water & Sewer Utility Revenue - 23.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$379,132
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	2,519,130
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	30,000	30,719
Fairfax County, VA, Water Authority Rev., 5%, 2032	2,000,000	2,012,140
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027	3,210,000	3,263,479
Hampton Roads Sanitation District Wastewater Rev., VA, 5%, 2038	3,750,000	3,758,063

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	$2,000,000	$2,011,520
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,275,900
Loudoun County, VA, Water & Sewer Rev., 4.375%, 2037	3,600,000	3,131,028
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,985,000	2,895,122
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	3,834,360
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022	1,450,000	1,480,871
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.5%, 2032	1,500,000	1,365,495
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.75%, 2035	1,500,000	1,410,105
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 4.75%, 2031	1,370,000	1,329,599
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	1,987,160
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020	1,000,000	1,047,430
Virginia Resources Authority Rev., 5%, 2021 (u)	2,780,000	2,935,624
Virginia Resources Authority Rev., 5%, 2023 (u)	3,040,000	3,173,669
Virginia Resources Authority Rev., 5%, 2033 (u)	5,020,000	5,056,546
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,353,209
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)	1,135,000	1,213,281
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)	2,750,000	2,964,143
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,031,350
Virginia Resources Authority, Clean Water Rev., 5%, 2037	2,750,000	2,776,648
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	630,000	670,433
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	350,000	372,463
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	710,000	783,109
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	660,000	727,960
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	750,000	827,228
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	700,000	772,079
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2019	230,000	242,938
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2019	90,000	93,150
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2020	240,000	252,605
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2017	1,360,000	1,408,402
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,625,533

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035	$2,015,000	$2,019,775
		$67,031,398
Total Municipal Bonds (Identified Cost, $288,735,412)		$278,921,841

Money Market Funds (v) - 1.2%

Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	3,256,944	$3,256,944
Total Investments (Identified Cost, $291,992,356)		$282,178,785

Other Assets, Less Liabilities - (0.3)%		(799,149)
Net Assets - 100.0%		$281,379,636

Derivative Contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	37	$4,799,016	Jun-09	$(110,840)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

3/31/09

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.1%

Issuer	Shares/Par	Value ($)

General Obligations - General Purpose - 15.2%
Charleston, WV, Public Improvements, 7.2%, 2009	$1,140,000	$1,175,758
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	6,000,000	6,351,480
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	1,500,000	1,276,575
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	586,591
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)	1,800,000	1,848,492
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, XLCA, 5.25%, 2025	2,000,000	1,629,220
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	628,049
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	660,729
Tuscaloosa, AL, “A”, 5.125%, 2039	855,000	833,907
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)	1,000,000	1,069,200
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,593,138
		$18,653,139
General Obligations - Improvement - 0.1%
Guam Government, “A”, 5.25%, 2037	$250,000	$164,165

General Obligations - Schools - 3.3%
Jefferson County, WV, Board of Education, ETM, FGIC, 6.85%, 2009 (c)	$1,680,000	$1,705,922
Monongalia County, WV, Board of Education, MBIA, 5%, 2027	2,350,000	2,383,088
		$4,089,010
Healthcare Revenue - Hospitals - 9.0%
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	$725,000	$560,295
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	615,000	571,452
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), FSA, 5.2%, 2021	1,000,000	1,007,640
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	600,000	497,022
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,510,880
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office Building), 7.25%, 2014	1,210,000	1,210,835

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	$500,000	$364,365
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,483,175
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	841,150
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Hospital), AMBAC, 5%, 2018	1,000,000	1,000,170
		$11,046,984
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$238,928

Parking - 1.1%
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	$1,260,000	$1,289,736

Sales & Excise Tax Revenue - 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,015,000	$825,581

Single Family Housing Revenue - Local - 0.0%
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011	$20,000	$20,019

Single Family Housing - State - 4.3%
West Virginia Housing Development Fund Rev., 5.25%, 2018	$885,000	$886,708
West Virginia Housing Development Fund Rev., 5.3%, 2023	455,000	447,279
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	1,000,000	826,530
West Virginia Housing Development Fund Rev., “B”, 5.15%, 2032	3,410,000	3,082,333
		$5,242,850
State & Local Agencies - 19.8%
Huntington, WV, Municipal Development Authority Rev., MBIA, 5.1%, 2018	$1,740,000	$1,759,627
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	30,000	30,012
West Virginia Building Commission, Lease Rev. “B”, AMBAC, 5.375%, 2018	2,500,000	2,782,225

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	$8,040,000	$8,560,429
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2009 (c)	1,000,000	998,000
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA, 5%, 2026	2,100,000	2,057,223
West Virginia Economic Development Authority (Correctional Juvenile Safety), “A”, MBIA, 5%, 2029	1,530,000	1,486,364
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	990,470
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,115,140
West Virginia Economic Development Authority, Lease Rev. (State Office Building), 5%, 2020	1,000,000	1,020,860
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, MBIA, 5.25%, 2025	645,000	654,404
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, MBIA, 5.25%, 2030	1,355,000	1,339,702
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	1,000,000	605,940
		$24,400,396
Tax - Other - 3.5%
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	$500,000	$429,140
West Virginia School Building Authority Excess Lottery Rev., 5%, 2026	1,000,000	1,018,460
West Virginia School Building Authority Excess Lottery Rev., 5%, 2028	750,000	752,700
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,103,280
		$4,303,580
Tax Assessment - 0.4%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$278,725
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	205,977
		$484,702
Transportation - Special Tax - 1.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, MBIA, 5%, 2029	$1,820,000	$1,407,533

Universities - Colleges - 18.3%
Fairmont State College, WV, College Rev., “A”, FGIC, 5.375%, 2027	$1,500,000	$1,509,615
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,183,925

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	$2,250,000	$2,078,438
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,180,000	1,279,073
New York Dormitory Authority Rev., Non State Supported Debt (Columbia University), “A”, 5%, 2031	820,000	834,899
Puerto Rico Industrial Tourist Education (University Plaza), MBIA, 5%, 2021	1,270,000	1,094,931
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), MBIA, 5%, 2035	1,675,000	1,520,950
University of California Rev., “J”, FSA, 4.5%, 2035	1,255,000	1,082,927
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019	1,680,000	1,725,797
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,524,015
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	1,943,360
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2010 (c)	2,705,000	2,876,497
West Virginia University, University Systems Rev. (West Virginia University), MBIA, 5.5%, 2020	1,700,000	1,899,359
West Virginia University, University Systems Rev. (West Virginia University), “A”, MBIA, 5.25%, 2028	2,000,000	2,002,380
		$22,556,166
Utilities - Investor Owned - 3.8%
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	$750,000	$703,118
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	221,280
West Virginia Economic Development Authority Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	5,000,000	3,785,050
		$4,709,448
Water & Sewer Utility Revenue - 15.3%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$684,330
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022	300,000	255,159
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	379,132
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	1,683,619
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	225,938
King County, WA, Sewer Rev., 5%, 2038	1,360,000	1,335,466
South Blount County, TN, Utility District Waterworks Rev., FSA, 5.25%, 2039	775,000	757,617

Portfolio of Investments – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
West Virginia Water Development Authority Loan Program, “A”, FSA, 5%, 2044	$2,000,000	$1,898,200
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,183,592
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,018,390
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,019,790
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,768,747
West Virginia Water Development Authority Rev., ETM, 7.1%, 2009 (c)	30,000	30,153
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	895,000	958,062

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	$1,950,000	$1,842,185
West Virginia Water Development Authority, Infrastructure Rev., “A”, FSA, 4.75%, 2045	2,000,000	1,776,920
		$18,817,300
Total Municipal Bonds (Identified Cost, $122,274,447)		$118,249,537

Money Market Funds (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	2,773,553	$2,773,553
Total Investments (Identified Cost, $125,048,000)		$121,023,090

Other Assets, Less Liabilities - 1.6%		1,995,437
Net Assets - 100.0%		$123,018,527

Portfolio Footnotes:

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit
Insurers		Inverse Floaters
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
CONNIE LEE	Connie Lee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 3/31/09

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$93,036,883	$204,711,862	$321,598,209	$108,331,575
Underlying funds, at cost and net asset value	2,078,862	6,943,829	7,145,386	2,386,723
Total investments, at identified cost	$95,115,745	$211,655,691	$328,743,595	$110,718,298
Unrealized appreciation (depreciation)	(1,428,639)	(5,426,522)	(130,594)	(4,490,125)
Total investments, at value	$93,687,106	$206,229,169	$328,613,001	$106,228,173
Receivable for investments sold	360,000	537,354	148,500	205,000
Receivable for fund shares sold	68,174	208,716	1,267,067	388,260
Interest and dividends receivable	1,299,598	3,148,767	5,321,129	1,692,742
Receivable from investment adviser	—	—	—	7,319
Other assets	1,786	3,389	4,668	2,020
Total assets	$95,416,664	$210,127,395	$335,354,365	$108,523,514

Liabilities
Distributions payable	$158,817	$233,266	$406,778	$147,382
Payable for daily variation margin on open futures contracts	—	27,750	33,750	12,000
Payable for investments purchased	—	1,826,561	—	—
Payable to the holder of the floating rate certificate from trust assets	—	—	8,014,290	960,550
Payable for fund shares reacquired	22,869	255,449	944,766	172,435
Payable to affiliates
Management fee	2,334	5,099	8,001	2,631
Shareholder servicing costs	11,010	22,188	33,681	15,065
Distribution and service fees	584	4,395	6,548	7,858
Administrative services fee	144	264	391	157
Payable for independent trustees’ compensation	7,236	9,293	12,111	7,315
Payable for interest expense and fees	—	—	23,165	3,201
Accrued expenses and other liabilities	47,545	58,570	63,583	51,767
Total liabilities	$250,539	$2,442,835	$9,547,064	$1,380,361
Net assets	$95,166,125	$207,684,560	$325,807,301	$107,143,153

Net assets consist of
Paid-in capital	$96,519,571	$214,601,160	$326,951,754	$112,218,516
Unrealized appreciation (depreciation) on investments	(1,428,639)	(5,537,362)	(265,400)	(4,538,056)
Accumulated net realized gain (loss) on investments	(6,563)	(1,430,856)	(1,191,176)	(599,494)
Undistributed net investment income	81,756	51,618	312,123	62,187
Net assets	$95,166,125	$207,684,560	$325,807,301	$107,143,153

Statements of Assets and Liabilities – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$89,792,539	$169,524,676	$274,487,205	$84,422,096
Class B	5,373,586	16,285,390	13,651,934	22,721,057
Class C	—	21,874,494	37,668,162	—
Total net assets	$95,166,125	$207,684,560	$325,807,301	$107,143,153

Shares of beneficial interest outstanding
Class A	9,651,499	16,571,762	24,613,290	8,977,616
Class B	576,864	1,596,214	1,225,691	2,409,773
Class C	—	2,140,898	3,379,818	—
Total shares of beneficial interest outstanding	10,228,363	20,308,874	29,218,799	11,387,389

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$9.30	$10.23	$11.15	$9.40
Offering price per share (100/95.25 × net asset value per share)	$9.76	$10.74	$11.71	$9.87

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$9.32	$10.20	$11.14	$9.43

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$10.22	$11.15	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities – continued

At 3/31/09	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$139,900,575	$117,570,351	$288,735,412	$122,274,447
Underlying funds, at cost and net asset value	1,723,307	2,986,324	3,256,944	2,773,553
Total investments, at identified cost	$141,623,882	$120,556,675	$291,992,356	$125,048,000
Unrealized appreciation (depreciation)	(2,946,105)	(3,181,403)	(9,813,571)	(4,024,910)
Total investments, at value	$138,677,777	$117,375,272	$282,178,785	$121,023,090
Receivable for investments sold	—	102,847	—	10,000
Receivable for fund shares sold	466,360	202,323	633,853	125,000
Interest and dividends receivable	2,376,006	1,759,284	4,896,147	2,173,678
Other assets	2,400	2,128	4,345	2,168
Total assets	$141,522,543	$119,441,854	$287,713,130	$123,333,936

Liabilities
Distributions payable	$166,600	$191,903	$421,649	$143,957
Payable for daily variation margin on open futures contracts	9,750	9,000	27,750	—
Payable for investments purchased	—	2,412,700	—	—
Payable to the holder of the floating rate certificate from trust assets	—	—	5,424,435	—
Payable for fund shares reacquired	111,882	30,914	307,096	93,207
Payable to affiliates
Management fee	3,467	2,866	6,913	3,019
Shareholder servicing costs	16,096	11,736	33,151	13,262
Distribution and service fees	2,403	1,918	4,953	1,941
Administrative services fee	193	167	343	174
Payable for independent trustees’ compensation	12,078	9,251	12,128	12,077
Payable for interest expense and fees	—	—	34,051	—
Accrued expenses and other liabilities	50,045	52,463	61,025	47,772
Total liabilities	$372,514	$2,722,918	$6,333,494	$315,409
Net assets	$141,150,029	$116,718,936	$281,379,636	$123,018,527

Net assets consist of
Paid-in capital	$145,160,672	$119,685,742	$291,346,543	$129,830,241
Unrealized appreciation (depreciation) on investments	(2,985,049)	(3,217,351)	(9,924,411)	(4,024,910)
Accumulated net realized gain (loss) on investments	(1,046,992)	(17,204)	17,779	(2,777,408)
Accumulated undistributed (distributions in excess of) net investment income	21,398	267,749	(60,275)	(9,396)
Net assets	$141,150,029	$116,718,936	$281,379,636	$123,018,527

Statements of Assets and Liabilities – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$129,510,225	$108,762,833	$254,233,870	$116,564,069
Class B	11,639,804	7,956,103	7,400,954	6,454,458
Class C	—	—	19,744,812	—
Total net assets	$141,150,029	$116,718,936	$281,379,636	$123,018,527

Shares of beneficial interest outstanding
Class A	11,428,346	11,052,080	24,119,471	11,252,113
Class B	1,027,655	808,974	702,591	623,298
Class C	—	—	1,873,674	—
Total shares of beneficial interest outstanding	12,456,001	11,861,054	26,695,736	11,875,411

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$11.33	$9.84	$10.54	$10.36
Offering price per share (100/95.25 × net asset value per share)	$11.90	$10.33	$11.07	$10.88

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$11.33	$9.83	$10.53	$10.36

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$—	$10.54	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 3/31/09

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income
Interest	$4,760,129	$9,772,861	$15,441,516	$5,692,625
Dividends from underlying funds	1,159	4,619	3,221	1,835
Total investment income	$4,761,288	$9,777,480	$15,444,737	$5,694,460
Expenses
Management fee	$449,925	$925,231	$1,509,249	$517,565
Distribution and service fees	54,883	780,879	1,410,896	300,441
Shareholder servicing costs	58,099	139,541	201,667	90,573
Administrative services fee	24,651	41,751	61,002	26,865
Independent trustees’ compensation	4,378	6,948	13,406	6,447
Custodian fee	24,954	37,546	52,265	34,493
Shareholder communications	9,750	12,968	12,030	10,223
Auditing fees	41,977	41,977	41,977	41,977
Legal fees	6,206	9,130	11,214	7,377
Interest expense and fees	21,243	54,303	304,674	51,384
Miscellaneous	45,744	72,213	90,437	48,876
Total expenses	$741,810	$2,122,487	$3,708,817	$1,136,221
Fees paid indirectly	(8,972)	(20,044)	(25,910)	(9,370)
Reduction of expenses by investment adviser	(159,088)	(321,389)	(534,719)	(235,183)
Net expenses	$573,750	$1,781,054	$3,148,188	$891,668
Net investment income	$4,187,538	$7,996,426	$12,296,549	$4,802,792

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$97,818	$1,446,828	$452,756	$(144,851)
Futures contracts	(155,839)	(727,253)	(440,786)	(312,538)
Swap transactions	75,981	15,895	29,799	—
Net realized gain (loss) on investments	$17,960	$735,470	$41,769	$(457,389)
Change in unrealized appreciation (depreciation)
Investments	$(2,837,849)	$(11,132,765)	$(5,689,606)	$(5,703,865)
Futures contracts	(8,056)	(126,952)	(165,419)	(57,598)
Swap transactions	(25,654)	—	—	—
Net unrealized gain (loss) on investments	$(2,871,559)	$(11,259,717)	$(5,855,025)	$(5,761,463)
Net realized and unrealized gain (loss) on investments	$(2,853,599)	$(10,524,247)	$(5,813,256)	$(6,218,852)
Change in net assets from operations	$1,333,939	$(2,527,821)	$6,483,293	$(1,416,060)

See Notes to Financial Statements

Statements of Operations – continued

Year ended 3/31/09	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net investment income
Interest	$7,663,022	$5,986,338	$15,639,775	$5,302,256
Dividends from underlying funds	1,494	1,706	3,258	1,794
Total investment income	$7,664,516	$5,988,044	$15,643,033	$5,304,050
Expenses
Management fee	$700,746	$549,839	$1,352,913	$608,248
Distribution and service fees	584,137	446,272	1,130,358	476,625
Shareholder servicing costs	93,512	68,282	188,298	77,326
Administrative services fee	33,022	28,057	55,568	29,846
Independent trustees’ compensation	7,257	6,482	13,208	7,140
Custodian fee	31,575	30,177	52,273	25,004
Shareholder communications	10,612	9,896	15,877	10,261
Auditing fees	41,977	31,544	41,977	41,977
Legal fees	7,964	6,247	10,528	6,243
Interest expense and fees	118,399	—	248,487	14,857
Miscellaneous	53,933	48,787	84,562	49,785
Total expenses	$1,683,134	$1,225,583	$3,194,049	$1,347,312
Fees paid indirectly	(12,420)	(15,674)	(28,268)	(11,379)
Reduction of expenses by investment adviser	(250,440)	(194,884)	(480,838)	(217,525)
Net expenses	$1,420,274	$1,015,025	$2,684,943	$1,118,408
Net investment income	$6,244,242	$4,973,019	$12,958,090	$4,185,642

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(934,536)	$(173,440)	$957,471	$(627,321)
Futures contracts	(444,367)	(154,049)	(525,851)	(321,609)
Swap transactions	10,200	85,341	75,507	600
Net realized gain (loss) on investments	$(1,368,703)	$(242,148)	$507,127	$(948,330)
Change in unrealized appreciation (depreciation)
Investments	$(5,258,401)	$(4,037,015)	$(12,686,709)	$(4,606,457)
Futures contracts	(52,553)	(35,948)	(138,230)	(12,889)
Swap transactions	(3,515)	(54,517)	(76,962)	(4,967)
Net unrealized gain (loss) on investments	$(5,314,469)	$(4,127,480)	$(12,901,901)	$(4,624,313)
Net realized and unrealized gain (loss) on investments	$(6,683,172)	$(4,369,628)	$(12,394,774)	$(5,572,643)
Change in net assets from operations	$(438,930)	$603,391	$563,316	$(1,387,001)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 3/31/09	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$4,187,538	$7,996,426	$12,296,549	$4,802,792
Net realized gain (loss) on investments	17,960	735,470	41,769	(457,389)
Net unrealized gain (loss) on investments	(2,871,559)	(11,259,717)	(5,855,025)	(5,761,463)
Change in net assets from operations	$1,333,939	$(2,527,821)	$6,483,293	$(1,416,060)

Distributions declared to shareholders
From net investment income
Class A	$(3,799,592)	$(6,767,287)	$(11,214,241)	$(3,643,041)
Class B	(260,080)	(660,968)	(696,228)	(954,712)
Class C	—	(791,251)	(1,234,042)	—
From net realized gain on investments
Class A	—	(1,168,392)	(1,077,983)	—
Class B	—	(120,331)	(78,686)	—
Class C	—	(155,659)	(140,400)	—
Total distributions declared to shareholders	$(4,059,672)	$(9,663,888)	$(14,441,580)	$(4,597,753)
Change in net assets from fund share transactions	$8,830,416	$53,842,919	$23,398,771	$6,442,178
Total change in net assets	$6,104,683	$41,651,210	$15,440,484	$428,365

Net assets
At beginning of period	89,061,442	166,033,350	310,366,817	106,714,788
At end of period	$95,166,125	$207,684,560	$325,807,301	$107,143,153
Undistributed net investment income included in net assets at end of period	$81,756	$51,618	$312,123	$62,187

Year ended 3/31/09	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$6,244,242	$4,973,019	$12,958,090	$4,185,642
Net realized gain (loss) on investments	(1,368,703)	(242,148)	507,127	(948,330)
Net unrealized gain (loss) on investments	(5,314,469)	(4,127,480)	(12,901,901)	(4,624,313)
Change in net assets from operations	$(438,930)	$603,391	$563,316	$(1,387,001)

Distributions declared to shareholders
From net investment income
Class A	$(5,685,164)	$(4,697,979)	$(11,232,593)	$(4,821,294)
Class B	(508,048)	(337,610)	(333,402)	(252,757)
Class C	—	—	(678,404)	—
From net realized gain on investments
Class A	(213,444)	(441,456)	(2,090,779)	(1,224,513)
Class B	(21,914)	(34,994)	(68,587)	(76,120)
Class C	—	—	(152,943)	—
Total distributions declared to shareholders	$(6,428,570)	$(5,512,039)	$(14,556,708)	$(6,374,684)
Change in net assets from fund share transactions	$(1,900,667)	$10,616,051	$13,194,233	$(2,264,088)
Total change in net assets	$(8,768,167)	$5,707,403	$(799,159)	$(10,025,773)

Net assets
At beginning of period	149,918,196	111,011,533	282,178,795	133,044,300
At end of period	$141,150,029	$116,718,936	$281,379,636	$123,018,527
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$21,398	$267,749	$(60,275)	$(9,396)

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/08	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$3,786,430	$6,360,559	$13,832,844	$4,396,176
Net realized gain (loss) on investments	69,757	800,004	611,761	(463,622)
Net unrealized gain (loss) on investments	(2,125,759)	(4,596,999)	(12,181,788)	(3,234,845)
Change in net assets from operations	$1,730,428	$2,563,564	$2,262,817	$697,709

Distributions declared to shareholders
From net investment income
Class A	$(3,419,568)	$(5,237,179)	$(10,767,677)	$(3,196,032)
Class B	(316,378)	(809,779)	(818,296)	(1,079,665)
Class C	—	(603,784)	(1,081,750)	—
From net realized gain on investments
Class A	—	(571,156)	(810,574)	(19,950)
Class B	—	(102,339)	(71,914)	(7,921)
Class C	—	(80,011)	(95,301)	—
Total distributions declared to shareholders	$(3,735,946)	$(7,404,248)	$(13,645,512)	$(4,303,568)
Change in net assets from fund share transactions	$6,188,450	$10,475,057	$(6,030,520)	$2,658,614
Total change in net assets	$4,182,932	$5,634,373	$(17,413,215)	$(947,245)

Net assets
At beginning of period	84,878,510	160,398,977	327,780,032	107,662,033
At end of period	$89,061,442	$166,033,350	$310,366,817	$106,714,788
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(17,639)	$(117,252)	$236,925	$10,853

Year ended 3/31/08	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$6,478,377	$4,941,601	$13,309,215	$5,821,434
Net realized gain (loss) on investments	250,879	410,760	1,912	(144,530)
Net unrealized gain (loss) on investments	(5,922,803)	(4,006,453)	(9,834,867)	(5,195,238)
Change in net assets from operations	$806,453	$1,345,908	$3,476,260	$481,666

Distributions declared to shareholders
From net investment income
Class A	$(5,671,411)	$(4,136,804)	$(11,139,204)	$(5,249,476)
Class B	(649,595)	(393,512)	(391,875)	(319,990)
Class C	—	—	(467,129)	—
From net realized gain on investments
Class A	—	(298,704)	(704,401)	(154,048)
Class B	—	(31,748)	(28,072)	(11,065)
Class C	—	—	(34,732)	—
Total distributions declared to shareholders	$(6,321,006)	$(4,860,768)	$(12,765,413)	$(5,734,579)
Change in net assets from fund share transactions	$(1,012,407)	$2,300,640	$(2,522,224)	$(1,763,894)
Total change in net assets	$(6,526,960)	$(1,214,220)	$(11,811,377)	$(7,016,807)

Net assets
At beginning of period	156,445,156	112,225,753	293,990,172	140,061,107
At end of period	$149,918,196	$111,011,533	$282,178,795	$133,044,300
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$35,389	$414,422	$(360,326)	$(45,034)

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008	2007		2006	2005
Net asset value, beginning of period	$9.58	$9.80	$9.73		$9.82	$10.02

Income (loss) from investment operations
Net investment income (d)	$0.43	$0.44	$0.45	(z)	$0.44	$0.46
Net realized and unrealized gain (loss) on investments	(0.30)	(0.23)	0.05	(z)	(0.09)	(0.19)
Total from investment operations	$0.13	$0.21	$0.50		$0.35	$0.27

Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.43)	$(0.43)		$(0.44)	$(0.47)
Net asset value, end of period	$9.30	$9.58	$9.80		$9.73	$9.82
Total return (%) (r)(s)(t)	1.47	2.21	5.20		3.59	2.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	1.03	1.11		1.07	0.93
Expenses after expense reductions (f)	0.57	0.78	0.86		0.82	0.68
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.54	0.56	0.62		0.64	0.58
Net investment income	4.55	4.51	4.59	(z)	4.48	4.70
Portfolio turnover	24	13	12		9	19
Net assets at end of period (000 Omitted)	$89,793	$80,893	$75,470		$75,597	$79,574

See Notes to Financial Statements

Financial Highlights – continued

MFS® MISSISSIPPI MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$9.59	$9.81	$9.74		$9.84	$10.03

Income (loss) from investment operations
Net investment income (d)	$0.36	$0.36	$0.38	(z)	$0.37	$0.39
Net realized and unrealized gain (loss) on investments	(0.29)	(0.22)	0.04	(z)	(0.10)	(0.19)
Total from investment operations	$0.07	$0.14	$0.42		$0.27	$0.20

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.36)	$(0.35)		$(0.37)	$(0.39)
Net asset value, end of period	$9.32	$9.59	$9.81		$9.74	$9.84
Total return (%) (r)(s)(t)	0.80	1.43	4.41		2.71	2.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.80	1.87		1.83	1.70
Expenses after expense reductions (f)	1.33	1.55	1.62		1.58	1.45
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.31	1.33	1.38		1.40	1.35
Net investment income	3.79	3.75	3.83	(z)	3.72	3.93
Portfolio turnover	24	13	12		9	19
Net assets at end of period (000 Omitted)	$5,374	$8,169	$9,408		$10,465	$11,544

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.07% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008	2007		2006	2005
Net asset value, beginning of period	$10.82	$11.15	$11.13		$11.30	$11.53

Income (loss) from investment operations
Net investment income (d)	$0.44	$0.46	$ 0.52	(z)	$0.49	$0.51
Net realized and unrealized gain (loss) on investments	(0.50)	(0.26)	0.03	(z)	(0.12)	(0.24)
Total from investment operations	$(0.06)	$0.20	$0.55		$0.37	$0.27

Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.48)	$(0.48)		$(0.49)	$(0.50)
From net realized gain on investments	(0.07)	(0.05)	(0.05)		(0.05)	—
Total distributions declared to shareholders	$(0.53)	$(0.53)	$(0.53)		$(0.54)	$(0.50)
Net asset value, end of period	$10.23	$10.82	$11.15		$11.13	$11.30
Total return (%) (r)(s)(t)	(0.46)	1.84	5.07		3.30	2.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	1.25	1.32		1.28	1.14
Expenses after expense reductions (f)	0.78	1.00	1.06		1.03	0.89
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.75	0.77	0.82		0.85	0.79
Net investment income	4.29	4.16	4.66	(z)	4.36	4.47
Portfolio turnover	29	22	8		12	20
Net assets at end of period (000 Omitted)	$169,525	$126,126	$118,924		$118,476	$125,861

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$10.79	$11.11	$11.09		$11.27	$11.49

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.38	$0.43	(z)	$0.41	$0.42
Net realized and unrealized gain (loss) on investments	(0.51)	(0.25)	0.04	(z)	(0.14)	(0.22)
Total from investment operations	$(0.14)	$0.13	$0.47		$0.27	$0.20

Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.40)	$(0.40)		$(0.40)	$(0.42)
From net realized gain on investments	(0.07)	(0.05)	(0.05)		(0.05)	—
Total distributions declared to shareholders	$(0.45)	$(0.45)	$(0.45)		$(0.45)	$(0.42)
Net asset value, end of period	$10.20	$10.79	$11.11		$11.09	$11.27
Total return (%) (r)(s)(t)	(1.23)	1.15	4.29		2.43	1.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	2.00	2.07		2.03	1.89
Expenses after expense reductions (f)	1.52	1.75	1.82		1.78	1.64
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.50	1.52	1.57		1.60	1.54
Net investment income	3.55	3.43	3.91	(z)	3.61	3.70
Portfolio turnover	29	22	8		12	20
Net assets at end of period (000 Omitted)	$16,285	$20,053	$25,654		$30,046	$35,328

See Notes to Financial Statements

Financial Highlights – continued

MFS® NEW YORK MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class C	2009	2008	2007		2006	2005
Net asset value, beginning of period	$10.81	$11.13	$11.11		$11.29	$11.51

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.37	$0.43	(z)	$0.41	$0.42
Net realized and unrealized gain (loss) on investments	(0.51)	(0.24)	0.04	(z)	(0.14)	(0.22)
Total from investment operations	$(0.14)	$0.13	$0.47		$0.27	$0.20

Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.40)	$(0.40)		$(0.40)	$(0.42)
From net realized gain on investments	(0.07)	(0.05)	(0.05)		(0.05)	—
Total distributions declared to shareholders	$(0.45)	$(0.45)	$(0.45)		$(0.45)	$(0.42)
Net asset value, end of period	$10.22	$10.81	$11.13		$11.11	$11.29
Total return (%) (r)(s)(t)	(1.22)	1.16	4.29		2.43	1.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	2.00	2.07		2.03	1.89
Expenses after expense reductions (f)	1.53	1.75	1.82		1.78	1.64
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.50	1.52	1.57		1.60	1.54
Net investment income	3.54	3.40	3.92	(z)	3.61	3.72
Portfolio turnover	29	22	8		12	20
Net assets at end of period (000 Omitted)	$21,874	$19,855	$15,822		$17,064	$19,730

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.22% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008	2007		2006	2005
Net asset value, beginning of period	$11.44	$11.86	$11.85		$11.99	$12.30

Income (loss) from investment operations
Net investment income (d)	$0.45	$0.52	$0.51	(z)	$0.51	$0.53
Net realized and unrealized gain (loss) on investments	(0.21)	(0.42)	0.03	(z)	(0.09)	(0.27)
Total from investment operations	$0.24	$0.10	$0.54		$0.42	$0.26

Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.48)	$(0.50)		$(0.51)	$(0.53)
From net realized gain on investments	(0.05)	(0.04)	(0.03)		(0.05)	(0.04)
Total distributions declared to shareholders	$(0.53)	$(0.52)	$(0.53)		$(0.56)	$(0.57)
Net asset value, end of period	$11.15	$11.44	$11.86		$11.85	$11.99
Total return (%) (r)(s)(t)	2.22	0.83	4.60		3.49	2.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	1.32	1.36		1.32	1.10
Expenses after expense reductions (f)	0.91	1.07	1.11		1.08	0.85
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.81	0.81	0.86		0.89	0.85
Net investment income	4.05	4.48	4.34	(z)	4.24	4.38
Portfolio turnover	20	17	12		8	9
Net assets at end of period (000 Omitted)	$274,487	$257,884	$268,108		$270,124	$279,875

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$11.42	$11.84	$11.83		$11.98	$12.29

Income (loss) from investment operations
Net investment income (d)	$0.38	$0.45	$0.44	(z)	$0.43	$0.45
Net realized and unrealized gain (loss) on investments	(0.20)	(0.43)	0.02	(z)	(0.10)	(0.27)
Total from investment operations	$0.18	$0.02	$0.46		$0.33	$0.18

Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.40)	$(0.42)		$(0.43)	$(0.45)
From net realized gain on investments	(0.05)	(0.04)	(0.03)		(0.05)	(0.04)
Total distributions declared to shareholders	$(0.46)	$(0.44)	$(0.45)		$(0.48)	$(0.49)
Net asset value, end of period	$11.14	$11.42	$11.84		$11.83	$11.98
Total return (%) (r)(s)(t)	1.63	0.17	3.93		2.73	1.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	1.97	2.01		1.98	1.75
Expenses after expense reductions (f)	1.56	1.72	1.76		1.73	1.50
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.46	1.47	1.51		1.54	1.50
Net investment income	3.39	3.83	3.70	(z)	3.59	3.72
Portfolio turnover	20	17	12		8	9
Net assets at end of period (000 Omitted)	$13,652	$21,537	$26,520		$32,610	$40,251

See Notes to Financial Statements

Financial Highlights – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class C	2009	2008	2007		2006	2005
Net asset value, beginning of period	$11.43	$11.85	$11.84		$11.98	$12.29

Income (loss) from investment operations
Net investment income (d)	$0.38	$0.45	$0.44	(z)	$0.43	$0.45
Net realized and unrealized gain (loss) on investments	(0.20)	(0.43)	0.02	(z)	(0.09)	(0.27)
Total from investment operations	$0.18	$0.02	$0.46		$0.34	$0.18

Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.40)	$(0.42)		$(0.43)	$(0.45)
From net realized gain on investments	(0.05)	(0.04)	(0.03)		(0.05)	(0.04)
Total distributions declared to shareholders	$(0.46)	$(0.44)	$(0.45)		$(0.48)	$(0.49)
Net asset value, end of period	$11.15	$11.43	$11.85		$11.84	$11.98
Total return (%) (r)(s)(t)	1.63	0.17	3.93		2.82	1.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	1.97	2.01		1.98	1.76
Expenses after expense reductions (f)	1.56	1.72	1.76		1.73	1.51
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.47	1.47	1.51		1.54	1.51
Net investment income	3.39	3.83	3.69	(z)	3.61	3.76
Portfolio turnover	20	17	12		8	9
Net assets at end of period (000 Omitted)	$37,668	$30,946	$33,152		$32,223	$32,897

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.16% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008		2007		2006	2005
Net asset value, beginning of period	$9.90	$10.24		$10.15		$10.17	$10.31

Income (loss) from investment operations
Net investment income (d)	$0.45	$0.44		$0.45	(z)	$0.43	$0.44
Net realized and unrealized gain (loss) on investments	(0.52)	(0.36)		0.06	(z)	(0.02)	(0.14)
Total from investment operations	$(0.07)	$0.08		$0.51		$0.41	$0.30

Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.42)		$(0.42)		$(0.43)	$(0.44)
From net realized gain on investments	—	(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$(0.43)	$(0.42)		$(0.42)		$(0.43)	$(0.44)
Net asset value, end of period	$9.40	$9.90		$10.24		$10.15	$10.17
Total return (%) (r)(s)(t)	(0.69)	0.87		5.17		4.08	2.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	1.11		1.18		1.13	1.03
Expenses after expense reductions (f)	0.66	0.80		0.82		0.77	0.69
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.61	0.60		0.60		0.60	0.60
Net investment income	4.67	4.32		4.45	(z)	4.24	4.33
Portfolio turnover	28	17		9		9	20
Net assets at end of period (000 Omitted)	$84,422	$77,866		$73,813		$74,429	$67,942

See Notes to Financial Statements

Financial Highlights – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2009	2008		2007		2006	2005
Net asset value, beginning of period	$9.93	$10.27		$10.18		$10.20	$10.34

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.36		$0.38	(z)	$0.36	$0.36
Net realized and unrealized gain (loss) on investments	(0.51)	(0.35)		0.06	(z)	(0.03)	(0.14)
Total from investment operations	$(0.14)	$0.01		$0.44		$0.33	$0.22

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.35)		$(0.35)		$(0.35)	$(0.36)
From net realized gain on investments	—	(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$(0.36)	$(0.35)		$(0.35)		$(0.35)	$(0.36)
Net asset value, end of period	$9.43	$9.93		$10.27		$10.18	$10.20
Total return (%) (r)(s)(t)	(1.42)	0.11		4.37		3.30	2.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	1.86		1.94		1.89	1.80
Expenses after expense reductions (f)	1.41	1.56		1.58		1.53	1.46
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.37	1.36		1.36		1.36	1.37
Net investment income	3.91	3.56		3.69	(z)	3.49	3.56
Portfolio turnover	28	17		9		9	20
Net assets at end of period (000 Omitted)	$22,721	$28,848		$33,849		$38,642	$41,455

Any redemption fees charged by the fund during the 2005 fiscal years resulted in a per share impact of less than $0.01.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.15% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009		2008	2007		2006	2005
Net asset value, beginning of period	$11.85		$12.29	$12.25		$12.36	$12.61

Income (loss) from investment operations
Net investment income (d)	$0.50		$0.53	$ 0.55	(z)	$0.54	$0.56
Net realized and unrealized gain (loss) on investments	(0.50)		(0.45)	0.00	(w)(z)	(0.11)	(0.25)
Total from investment operations	$(0.00	)(w)	$0.08	$0.55		$0.43	$0.31

Less distributions declared to shareholders
From net investment income	$(0.50)		$(0.52)	$(0.51)		$(0.54)	$(0.56)
From net realized gain on investments	(0.02)		—	—		—	—
Total distributions declared to shareholders	$(0.52)		$(0.52)	$(0.51)		$(0.54)	$(0.56)
Net asset value, end of period	$11.33		$11.85	$12.29		$12.25	$12.36
Total return (%) (r)(s)(t)	0.03		0.62	4.57		3.48	2.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10		1.31	1.37		1.34	1.23
Expenses after expense reductions (f)	0.93		1.06	1.12		1.09	0.98
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.85		0.85	0.89		0.92	0.89
Net investment income	4.38		4.36	4.45	(z)	4.35	4.50
Portfolio turnover	19		13	10		13	15
Net assets at end of period (000 Omitted)	$129,510		$134,422	$135,766		$131,167	$130,342

See Notes to Financial Statements

Financial Highlights – continued

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$11.84	$12.29	$12.24		$12.36	$12.60

Income (loss) from investment operations
Net investment income (d)	$0.43	$0.45	$0.47	(z)	$0.46	$0.48
Net realized and unrealized gain (loss) on investments	(0.50)	(0.46)	0.01	(z)	(0.12)	(0.24)
Total from investment operations	$(0.07)	$(0.01)	$0.48		$0.34	$0.24

Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.44)	$(0.43)		$(0.46)	$(0.48)
From net realized gain on investments	(0.02)	—	—		—	—
Total distributions declared to shareholders	$(0.44)	$(0.44)	$(0.43)		$(0.46)	$(0.48)
Net asset value, end of period	$11.33	$11.84	$12.29		$12.24	$12.36
Total return (%) (r)(s)(t)	(0.54)	(0.12)	3.98		2.73	1.94

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	1.96	2.02		1.99	1.88
Expenses after expense reductions (f)	1.58	1.71	1.77		1.74	1.63
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.50	1.50	1.54		1.57	1.54
Net investment income	3.72	3.71	3.80	(z)	3.70	3.85
Portfolio turnover	19	13	10		13	15
Net assets at end of period (000 Omitted)	$11,640	$15,496	$20,679		$26,214	$31,032

Any redemption fee charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008	2007		2006	2005
Net asset value, beginning of period	$10.25	$10.58	$10.56		$10.71	$10.96

Income (loss) from investment operations
Net investment income (d)	$0.44	$0.48	$0.47	(z)	$0.45	$0.45
Net realized and unrealized gain (loss) on investments	(0.37)	(0.34)	(0.01	)(z)	(0.12)	(0.18)
Total from investment operations	$0.07	$0.14	$0.46		$0.33	$0.27

Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.44)	$(0.44)		$(0.44)	$(0.44)
From net realized gain on investments	(0.04)	(0.03)	(0.00	)(w)	(0.04)	(0.08)
Total distributions declared to shareholders	$(0.48)	$(0.47)	$(0.44)		$(0.48)	$(0.52)
Net asset value, end of period	$9.84	$10.25	$10.58		$10.56	$10.71
Total return (%) (r)(s)(t)	0.84	1.38	4.43		3.13	2.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	1.13	1.17		1.19	1.16
Expenses after expense reductions (f)	0.85	0.88	0.92		0.94	0.91
Net investment income	4.42	4.61	4.44	(z)	4.17	4.16
Portfolio turnover	23	26	15		5	11
Net assets at end of period (000 Omitted)	$108,763	$101,028	$99,302		$98,825	$104,837

See Notes to Financial Statements

Financial Highlights – continued

MFS® TENNESSEE MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$10.24	$10.57	$10.56		$10.70	$10.95

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.41	$0.40	(z)	$0.38	$0.38
Net realized and unrealized gain (loss) on investments	(0.36)	(0.34)	(0.02	)(z)	(0.11)	(0.18)
Total from investment operations	$0.01	$0.07	$0.38		$0.27	$0.20

Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.37)	$(0.37)		$(0.37)	$(0.37)
From net realized gain on investments	(0.04)	(0.03)	(0.00	)(w)	(0.04)	(0.08)
Total distributions declared to shareholders	$(0.42)	$(0.40)	$(0.37)		$(0.41)	$(0.45)
Net asset value, end of period	$9.83	$10.24	$10.57		$10.56	$10.70
Total return (%) (r)(s)(t)	0.17	0.72	3.66		2.56	1.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	1.78	1.82		1.84	1.81
Expenses after expense reductions (f)	1.51	1.53	1.57		1.59	1.56
Net investment income	3.76	3.93	3.78	(z)	3.52	3.51
Portfolio turnover	23	26	15		5	11
Net assets at end of period (000 Omitted)	$7,956	$9,983	$12,924		$17,217	$20,689
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.27% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008	2007		2006	2005
Net asset value, beginning of period	$11.07	$11.43	$11.41		$11.52	$11.73

Income (loss) from investment operations
Net investment income (d)	$0.50	$0.53	$ 0.51	(z)	$0.51	$0.53
Net realized and unrealized gain (loss) on investments	(0.47)	(0.38)	(0.00	)(w)(z)	(0.12)	(0.21)
Total from investment operations	$0.03	$0.15	$0.51		$0.39	$0.32

Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.48)	$(0.49)		$(0.50)	$(0.53)
From net realized gain on investments	(0.09)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.56)	$(0.51)	$(0.49)		$(0.50)	$(0.53)
Net asset value, end of period	$10.54	$11.07	$11.43		$11.41	$11.52
Total return (%) (r)(s)(t)	0.40	1.34	4.57		3.45	2.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	1.27	1.32		1.30	1.10
Expenses after expense reductions (f)	0.91	1.02	1.07		1.05	0.85
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.82	0.82	0.87		0.90	0.85
Net investment income	4.69	4.72	4.51	(z)	4.38	4.63
Portfolio turnover	22	27	8		13	11
Net assets at end of period (000 Omitted)	$254,234	$257,133	$269,068		$277,633	$285,185

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$11.06	$11.42	$11.40		$11.51	$11.72

Income (loss) from investment operations
Net investment income (d)	$0.43	$0.46	$0.44(z	)	$0.43	$0.46
Net realized and unrealized gain (loss) on investments	(0.47)	(0.38)	(0.00	)(w)(z)	(0.11)	(0.21)
Total from investment operations	$(0.04)	$0.08	$0.44		$0.32	$0.25

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.41)	$(0.42)		$(0.43)	$(0.46)
From net realized gain on investments	(0.09)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.49)	$(0.44)	$(0.42)		$(0.43)	$(0.46)
Net asset value, end of period	$10.53	$11.06	$11.42		$11.40	$11.51
Total return (%) (r)(s)(t)	(0.26)	0.68	3.89		2.78	2.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	1.92	1.97		1.95	1.75
Expenses after expense reductions (f)	1.56	1.67	1.72		1.70	1.50
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.47	1.47	1.52		1.55	1.50
Net investment income	4.04	4.07	3.87	(z)	3.73	3.98
Portfolio turnover	22	27	8		13	11
Net assets at end of period (000 Omitted)	$7,401	$9,941	$12,545		$16,885	$19,637

See Notes to Financial Statements

Financial Highlights – continued

MFS® VIRGINIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class C	2009	2008	2007		2006	2005
Net asset value, beginning of period	$11.06	$11.43	$11.41		$11.52	$11.72

Income (loss) from investment operations
Net investment income (d)	$0.43	$0.46	$0.44	(z)	$0.43	$0.46
Net realized and unrealized gain (loss) on investments	(0.46)	(0.39)	(0.00	)(w)(z)	(0.11)	(0.20)
Total from investment operations	$(0.03)	$0.07	$0.44		$0.32	$0.26

Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.41)	$(0.42)		$(0.43)	$(0.46)
From net realized gain on investments	(0.09)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.49)	$(0.44)	$(0.42)		$(0.43)	$(0.46)
Net asset value, end of period	$10.54	$11.06	$11.43		$11.41	$11.52
Total return (%) (r)(s)(t)	(0.17)	0.59	3.89		2.78	2.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	1.93	1.97		1.95	1.75
Expenses after expense reductions (f)	1.56	1.67	1.72		1.70	1.50
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.48	1.47	1.52		1.55	1.50
Net investment income	4.02	4.06	3.86	(z)	3.72	3.98
Portfolio turnover	22	27	8		13	11
Net assets at end of period (000 Omitted)	$19,745	$15,105	$12,377		$12,995	$12,208
Any redemption fee charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 3/31
Class A	2009	2008	2007		2006	2005
Net asset value, beginning of period	$11.01	$11.45	$11.47		$11.58	$11.82

Income (loss) from investment operations
Net investment income (d)	$0.36	$0.49	$ 0.51	(z)	$0.48	$0.51
Net realized and unrealized gain (loss) on investments	(0.47)	(0.45)	0.01	(z)	(0.11)	(0.25)
Total from investment operations	$(0.11)	$0.04	$0.52		$0.37	$0.26

Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.47)	$(0.47)		$(0.48)	$(0.50)
From net realized gain on investments	(0.11)	(0.01)	(0.07)		—	—
Total distributions declared to shareholders	$(0.54)	$(0.48)	$(0.54)		$(0.48)	$(0.50)
Net asset value, end of period	$10.36	$11.01	$11.45		$11.47	$11.58
Total return (%) (r)(s)(t)	(0.87)	0.35	4.59		3.21	2.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.35	1.40		1.34	1.25
Expenses after expense reductions (f)	0.86	1.10	1.15		1.09	1.00
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.85	0.85	0.89		0.92	0.89
Net investment income	3.37	4.33	4.41	(z)	4.16	4.35
Portfolio turnover	14	14	13		7	14
Net assets at end of period (000 Omitted)	$116,564	$124,948	$129,974		$134,416	$134,459

See Notes to Financial Statements

Financial Highlights – continued

MFS® WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Years ended 3/31
Class B	2009	2008	2007		2006	2005
Net asset value, beginning of period	$11.01	$11.44	$11.46		$11.58	$11.82

Income (loss) from investment operations
Net investment income (d)	$0.29	$0.42	$0.43	(z)	$0.41	$0.43
Net realized and unrealized gain (loss) on investments	(0.47)	(0.44)	0.01	(z)	(0.13)	(0.24)
Total from investment operations	$(0.18)	$(0.02)	$0.44		$0.28	$0.19

Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.40)	$(0.39)		$(0.40)	$(0.43)
From net realized gain on investments	(0.11)	(0.01)	(0.07)		—	—
Total distributions declared to shareholders	$(0.47)	$(0.41)	$(0.46)		$(0.40)	$(0.43)
Net asset value, end of period	$10.36	$11.01	$11.44		$11.46	$11.58
Total return (%) (r)(s)(t)	(1.52)	(0.21)	3.92		2.45	1.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	2.00	2.06		1.99	1.90
Expenses after expense reductions (f)	1.52	1.75	1.80		1.74	1.65
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.51	1.50	1.55		1.57	1.54
Net investment income	2.73	3.69	3.76	(z)	3.51	3.71
Portfolio turnover	14	14	13		7	14
Net assets at end of period (000 Omitted)	$6,454	$8,096	$10,087		$12,388	$14,334

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.25% to the net investment income ratio of each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust, which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine each fund’s net asset value may differ from quoted or published prices for the same investments.

The funds adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Notes to Financial Statements – continued

Various inputs are used in determining the value of each fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of March 31, 2009 in valuing each fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Mississippi Fund
Investments in Securities	$2,078,862	$91,608,244	$—	$93,687,106
Other Financial Instruments	$—	$—	$—	$—

New York Fund
Investments in Securities	$6,943,829	$199,285,340	$—	$206,229,169
Other Financial Instruments	$(110,840)	$—	$—	$(110,840)

North Carolina Fund
Investments in Securities	$7,145,386	$321,467,615	$—	$328,613,001
Other Financial Instruments	$(134,806)	$—	$—	$(134,806)

Pennsylvania Fund
Investments in Securities	$2,386,723	$103,841,450	$—	$106,228,173
Other Financial Instruments	$(47,931)	$—	$—	$(47,931)

South Carolina Fund
Investments in Securities	$1,723,307	$136,954,470	$—	$138,677,777
Other Financial Instruments	$(38,944)	$—	$—	$(38,944)

Tennessee Fund
Investments in Securities	$2,986,324	$114,388,948	$—	$117,375,272
Other Financial Instruments	$(35,948)	$—	$—	$(35,948)

Virginia Fund
Investments in Securities	$3,256,944	$278,921,841	$—	$282,178,785
Other Financial Instruments	$(110,840)	$—	$—	$(110,840)

West Virginia Fund
Investments in Securities	$2,773,553	$118,249,537	$—	$121,023,090
Other Financial Instruments	$—	$—	$—	$—

Derivative Risk – Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statements of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the funds attempt to reduce their exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the funds the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the funds’ credit risk to such counterparty equal to any amounts payable by the funds under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the funds and the applicable counterparty. Derivative instruments include futures contracts and swap agreements.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the funds’ use of and accounting for derivative instruments and the effect of derivative instruments on the funds’ results of operations and financial position. Management is evaluating the application of the Standard on the funds’, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the funds’ financial statements.

Notes to Financial Statements – continued

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the funds did not hold any of these credit derivatives at period end.

Futures Contracts – Each fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the funds are required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the funds. Upon entering into such contracts, the funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the funds may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements – Each fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between each fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statements of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by each fund, is recorded on the Statements of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statements of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statements of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statements of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties and collateral, in the form of cash or securities, may be required to be posted by the counterparty to each fund and held in segregated accounts with each fund’s custodian. Counterparty risk is further mitigated by having ISDA Master Agreements between each fund and its counterparties providing for netting as described above.

The funds may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between each fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

Inverse Floaters – The funds may invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third-parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by certain funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of certain funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of certain funds in the Statements of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At March 31, 2009, certain funds’ payable to the holder of the floating rate certificate from trust assets and the interest rate on these floating rate certificates issued by the trust were as follows:

	Payable to the holder of the floating rate certificate from trust assets at March 31, 2009	Weighted average interest rate at March 31, 2009 on floating rate certificates issued by the trust
Fund
North Carolina Fund	$8,014,290	2.52%
Pennsylvania Fund	960,550	2.60%
Virginia Fund	5,424,435	2.21%

Notes to Financial Statements – continued

For the year ended March 31, 2009, the average daily payable to the holder of the floating rate certificate from trust assets; the weighted average interest rate related to this payable; and the interest expense and fees related to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets were as follows:

	Average payable to the holder of the floating rate certificate from trust assets for the year ended March 31, 2009	Weighted average interest rate for the year ended March 31, 2009, on floating rate certificates issued by the trust	Interest expense and fees in connection with self- deposited inverse floaters for the year ended March 31, 2009
Fund
Mississippi Fund	$647,945	3.28%	$21,243
New York Fund	2,315,068	2.35%	54,303
North Carolina Fund	11,700,959	2.60%	304,674
Pennsylvania Fund	1,162,877	4.42%	51,384
South Carolina Fund	3,791,644	3.12%	118,399
Virginia Fund	9,860,603	2.52%	248,487
West Virginia Fund	498,082	2.98%	14,857

Primary and externally deposited inverse floaters held by certain funds are not accounted for as secured borrowings.

Indemnifications – Under each fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by certain funds or in unrealized gain/loss if the security is still held by certain funds. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the year ended March 31, 2009, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each of the fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, derivative transactions, and secured borrowings.

Notes to Financial Statements – continued

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 3/31/09	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$—	$381,554	$150,098	$—	$—	$338,369	$732,996	$20,485
Tax-exempt income	4,059,672	8,219,506	13,144,511	4,597,753	6,193,212	5,035,589	12,244,399	5,074,051
Long-term capital gain	—	1,062,828	1,146,971	—	235,358	138,081	1,579,313	1,280,148
Total distributions	$4,059,672	$9,663,888	$14,441,580	$4,597,753	$6,428,570	$5,512,039	$14,556,708	$6,374,684

Year ended 3/31/08	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$—	$428,910	$125,085	$384	$—	$424,230	$299,592	$70,146
Tax-exempt income	3,735,946	6,650,742	12,667,723	4,275,697	6,321,006	4,350,633	11,998,208	5,569,466
Long-term capital gain	—	324,596	852,704	27,487	—	85,905	467,613	94,967
Total distributions	$3,735,946	$7,404,248	$13,645,512	$4,303,568	$6,321,006	$4,860,768	$12,765,413	$5,734,579

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/09	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$95,030,143	$212,112,154	$321,574,029	$109,491,426
Gross appreciation	2,879,437	5,926,797	9,541,378	2,322,582
Gross depreciation	(4,222,474)	(11,809,782)	(10,516,696)	(6,546,385)
Net unrealized appreciation (depreciation)	$(1,343,037)	$(5,882,985)	$(975,318)	$(4,223,803)
Undistributed tax-exempt income	453,840	812,046	1,502,858	470,649
Undistributed long-term capital gain	—	177,045	—	—
Capital loss carryforwards	(92,165)	—	(481,258)	(345,011)
Post-October capital loss deferral	—	(1,262,278)	—	(568,736)
Other temporary differences	(372,084)	(760,428)	(1,190,735)	(408,462)

As of 3/31/09	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$141,552,711	$120,341,404	$285,435,003	$126,793,654
Gross appreciation	4,119,293	3,235,228	8,655,251	1,981,021
Gross depreciation	(6,994,227)	(6,201,360)	(17,335,904)	(7,751,585)
Net unrealized appreciation (depreciation)	$(2,874,934)	$(2,966,132)	$(8,680,653)	$(5,770,564)
Undistributed ordinary income	—	—	89,104	50,474
Undistributed tax-exempt income	543,250	706,988	1,033,035	432,926
Undistributed long-term capital gain	101,542	—	—	35,654
Capital loss carryforwards	—	(26,512)	—	—
Post-October capital loss deferral	(1,258,649)	(241,911)	(1,315,083)	(1,117,882)
Other temporary differences	(521,852)	(439,239)	(1,093,310)	(442,322)

As of March 31, 2009, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	Mississippi Fund	North Carolina Fund	Pennsylvania Fund	Tennessee Fund
3/31/13	$(62,488)	$—	$—	$—
3/31/14	(29,677)	—	—	—
3/31/16	—	—	(17,684)	—
3/31/17	—	(481,258)	(327,327)	(26,512)
Total	$(92,165)	$(481,258)	$(345,011)	$(26,512)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

Notes to Financial Statements – continued

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. At the commencement of the period, the management fee was computed daily and paid monthly at an annual rate of 0.55% of each fund’s average daily net assets. Effective August 1, 2008, the management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS had agreed to reduce the management fee to 0.30% of each fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended March 31, 2009, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$158,572	$320,335	$532,981	$183,247	$249,637	$194,253	$479,285	$216,826

The management fee incurred for the year ended March 31, 2009 was equivalent to an annual effective rate of 0.31% of each fund’s average daily net assets.

For the Pennsylvania Fund, the investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2009. For the year ended March 31, 2009, this reduction amounted to $51,344 and is reflected as a reduction of total expenses in the Statements of Operations.

Effective August 1, 2008, the investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses did not exceed the following rates annually of certain funds’ average daily net assets:

	New York Fund	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.90%	1.03%	1.01%	1.04%	0.99%	1.00%
Class B	1.65%	1.68%	1.66%	1.69%	1.64%	1.65%
Class C	1.65%	1.68%	N/A	N/A	1.64%	N/A

Effective March 1, 2009, the agreement for certain funds has been amended such that the investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of certain funds’ average daily net assets:

	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.93%	0.91%	0.94%	0.89%	0.90%
Class B	1.68%	1.66%	1.69%	1.64%	1.65%
Class C	1.68%	N/A	N/A	1.64%	N/A

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2009. For the year ended March 31, 2009, these funds’ actual operating expenses did not exceed these limits and therefore, the investment adviser did not pay any portion of these funds’ expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following for the year ended March 31, 2009, as its portion of the initial sales charge on sales of Class A shares of each fund:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$31,473	$54,847	$88,205	$68,659	$41,211	$27,517	$66,098	$22,548

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements – continued

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	—	$—
New York Fund	—	0.25%	0.25%	0.25%	382,654
North Carolina Fund	—	0.25%	0.25%	0.34%	883,813
Pennsylvania Fund	—	0.25%	0.25%	0.10%	81,104
South Carolina Fund	—	0.25%	0.25%	0.34%	446,468
Tennessee Fund	—	0.25%	0.25%	0.34%	357,691
Virginia Fund	—	0.25%	0.25%	0.34%	862,723
West Virginia Fund	—	0.25%	0.25%	0.34%	402,866

	CLASS B
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.77%	$54,883
New York Fund	0.75%	0.25%	1.00%	1.00%	181,353
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	190,444
Pennsylvania Fund	0.75%	0.25%	1.00%	0.85%	219,337
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	137,669
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	88,581
Virginia Fund	0.75%	0.25%	1.00%	1.00%	88,410
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	73,759

	CLASS C
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$216,872
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	336,639
Virginia Fund	0.75%	0.25%	1.00%	1.00%	179,225

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$54,883	$780,879	$1,410,896	$300,441	$584,137	$446,272	$1,130,358	$476,625

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2009, based on each class’ average daily net assets. Prior to March 1, 2009, payment of the Mississippi Fund’s, New York Fund’s, and Pennsylvania Fund’s 0.10% annual Class A distribution fee was not in effect; the 0.10% Class A distribution fee for the North Carolina Fund, South Carolina Fund, Tennessee Fund, Virginia Fund, and West Virginia Fund was paid. Effective March 1, 2009, the 0.10% annual Class A distribution fee was eliminated for all funds. Payment of the Mississippi Fund’s 0.25% annual Class A service fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. For one year from the date of sale of Class B shares of the Mississippi Fund, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares of the Mississippi Fund, the service fee is not currently in effect, but may be implemented on such date as the fund’s Board of Trustees may determine. 0.10% of the Class A service fee is currently being paid by the Pennsylvania Fund. Payment of the remaining 0.15% of the Pennsylvania Fund’s Class A service fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. For one year from the date of sale of Class B shares of the Pennsylvania Fund, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares of the Pennsylvania Fund, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2009, were as follows:

CDSC imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$16,540	$6,965	$17,204	$323	$3,782	$535	$21	$—
Class B	14,430	24,860	14,294	30,924	7,757	3,333	14,315	5,270
Class C	N/A	9,288	9,880	N/A	N/A	N/A	1,646	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the funds for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as

Notes to Financial Statements – continued

determined periodically under the supervision of the funds’ Board of Trustees. For the year ended March 31, 2009, each fund paid MFSC the following fee, which equated to the following annual percentage of each fund’s average daily net assets for shareholder services:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$29,690	$79,337	$117,031	$53,260	$50,962	$38,357	$105,757	$42,034
Percentage of average daily net assets	0.0319%	0.0411%	0.0375%	0.0498%	0.0352%	0.0337%	0.0378%	0.0335%

MFSC also receives payment from the funds for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended March 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$28,409	$60,204	$84,636	$37,313	$42,550	$29,925	$82,541	$35,292

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the funds. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the year ended March 31, 2009 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0265%	0.0216%	0.0195%	0.0251%	0.0228%	0.0246%	0.0199%	0.0238%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC. For certain independent trustees who retired on or before December 31, 2001, each fund has an unfunded, defined benefit plan which resulted in a pension expense for the funds. These amounts are included in independent trustees’ compensation and were as follows:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$692	$561	$1,183	$702	$1,160	$566	$1,178	$1,156

The liability for deferred retirement benefits payable to certain retired independent trustees amounted to the following for each fund at March 31, 2009, and is included in payable for independent trustees’ compensation:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$7,220	$9,282	$12,098	$7,145	$12,067	$9,237	$12,117	$12,062

Other – These funds and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended March 31, 2009, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$1,015	$2,126	$3,377	$1,150	$1,554	$1,230	$3,025	$1,343

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$516	$1,054	$1,738	$592	$803	$631	$1,553	$699

Notes to Financial Statements – continued

The funds may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on these investments are included in dividends from underlying funds on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$27,719,752	$96,137,831	$76,831,640	$33,566,529	$27,465,682	$38,647,327	$64,160,890	$17,642,672
Sales	$21,351,177	$54,510,591	$63,853,329	$29,897,588	$34,027,994	$25,302,508	$61,428,432	$21,461,033

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Mississippi Municipal Bond Fund
	Year ended 3/31/09		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,060,823	$19,340,627	1,428,055	$13,861,790
Class B	44,301	414,376	50,077	485,249
	2,105,124	$19,755,003	1,478,132	$14,347,039

Shares issued to shareholders in reinvestment of distributions
Class A	247,782	$2,315,315	207,805	$2,009,167
Class B	15,068	141,132	16,964	164,330
	262,850	$2,456,447	224,769	$2,173,497

Shares reacquired
Class A	(1,103,423)	$(10,230,051)	(894,424)	$(8,640,172)
Class B	(334,343)	(3,150,983)	(174,463)	(1,691,914)
	(1,437,766)	$(13,381,034)	(1,068,887)	$(10,332,086)

Net change
Class A	1,205,182	$11,425,891	741,436	$7,230,785
Class B	(274,974)	(2,595,475)	(107,422)	(1,042,335)
	930,208	$8,830,416	634,014	$6,188,450

Notes to Financial Statements – continued

	MFS New York Municipal Bond Fund				MFS North Carolina Municipal Bond Fund
	Year ended 3/31/09		Year ended 3/31/08		Year ended 3/31/09		Year ended 3/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	6,427,116	$68,313,434	1,938,189	$21,279,035	4,672,312	$51,876,066	1,721,939	$19,991,964
Class B	188,171	1,957,607	74,565	819,051	179,425	1,997,256	110,894	1,291,414
Class C	723,936	7,614,646	549,644	6,060,788	1,084,956	12,102,526	447,711	5,228,711
	7,339,223	$77,885,687	2,562,398	$28,158,874	5,936,693	$65,975,848	2,280,544	$26,512,089

Shares issued to shareholders in reinvestment of distributions
Class A	530,046	$5,397,306	307,996	$3,391,111	737,578	$8,166,327	663,271	$7,754,321
Class B	53,460	546,184	55,486	609,255	40,071	442,898	42,489	496,167
Class C	56,460	576,753	39,785	437,289	89,337	987,416	72,882	851,681
	639,966	$6,520,243	403,267	$4,437,655	866,986	$9,596,641	778,642	$9,102,169

Shares reacquired
Class A	(2,040,631)	$(20,686,206)	(1,258,346)	$(13,855,672)	(3,344,672)	$(36,942,123)	(2,446,335)	$(28,572,804)
Class B	(504,397)	(5,118,406)	(579,561)	(6,360,968)	(879,416)	(9,675,659)	(507,261)	(5,929,036)
Class C	(476,809)	(4,758,399)	(173,379)	(1,904,832)	(501,935)	(5,555,936)	(610,694)	(7,142,938)
	(3,021,837)	$(30,563,011)	(2,011,286)	$(22,121,472)	(4,726,023)	$(52,173,718)	(3,564,290)	$(41,644,778)

Net change
Class A	4,916,531	$53,024,534	987,839	$10,814,474	2,065,218	$23,100,270	(61,125)	$(826,519)
Class B	(262,766)	(2,614,615)	(449,510)	(4,932,662)	(659,920)	(7,235,505)	(353,878)	(4,141,455)
Class C	303,587	3,433,000	416,050	4,593,245	672,358	7,534,006	(90,101)	(1,062,546)
	4,957,352	$53,842,919	954,379	$10,475,057	2,077,656	$23,398,771	(505,104)	$(6,030,520)

	MFS Pennsylvania Municipal Bond Fund				MFS South Carolina Municipal Bond Fund
	Year ended 3/31/09		Year ended 3/31/08		Year ended 3/31/09		Year ended 3/31/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,637,295	$25,344,354	1,624,697	$16,384,665	1,709,495	$19,609,452	1,312,186	$15,766,440
Class B	107,471	1,033,326	129,987	1,316,228	79,956	914,714	36,660	442,057
	2,744,766	$26,377,680	1,754,684	$17,700,893	1,789,451	$20,524,166	1,348,846	$16,208,497

Shares issued to shareholders in reinvestment of distributions
Class A	244,851	$2,323,850	202,392	$2,041,995	343,942	$3,921,434	308,088	$3,728,124
Class B	63,568	605,969	69,367	701,914	32,441	370,528	36,730	444,432
	308,419	$2,929,819	271,759	$2,743,909	376,383	$4,291,962	344,818	$4,172,556

Shares reacquired
Class A	(1,766,315)	$(16,571,439)	(1,172,694)	$(11,822,576)	(1,969,700)	$(22,257,054)	(1,318,977)	$(15,981,425)
Class B	(666,263)	(6,293,882)	(590,904)	(5,963,612)	(393,238)	(4,459,741)	(447,922)	(5,412,035)
	(2,432,578)	$(22,865,321)	(1,763,598)	$(17,786,188)	(2,362,938)	$(26,716,795)	(1,766,899)	$(21,393,460)

Net change
Class A	1,115,831	$11,096,765	654,395	$6,604,084	83,737	$1,273,832	301,297	$3,513,139
Class B	(495,224)	(4,654,587)	(391,550)	(3,945,470)	(280,841)	(3,174,499)	(374,532)	(4,525,546)
	620,607	$6,442,178	262,845	$2,658,614	(197,104)	$(1,900,667)	(73,235)	$(1,012,407)

Notes to Financial Statements – continued

	MFS Tennessee Municipal Bond Fund
	Year ended 3/31/09		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,025,258	$20,398,645	1,314,620	$13,696,524
Class B	35,001	352,101	45,319	469,407
	2,060,259	$20,750,746	1,359,939	$14,165,931

Shares issued to shareholders in reinvestment of distributions
Class A	294,698	$2,895,444	220,085	$2,299,836
Class B	24,067	236,695	24,854	259,625
	318,765	$3,132,139	244,939	$2,559,461

Shares reacquired
Class A	(1,124,237)	$(11,044,208)	(1,062,121)	$(11,100,219)
Class B	(224,756)	(2,222,626)	(317,669)	(3,324,533)
	(1,348,993)	$(13,266,834)	(1,379,790)	$(14,424,752)

Net change
Class A	1,195,719	$12,249,881	472,584	$4,896,141
Class B	(165,688)	(1,633,830)	(247,496)	(2,595,501)
	1,030,031	$10,616,051	225,088	$2,300,640

	MFS Virginia Municipal Bond Fund
	Year ended 3/31/09		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,378,129	$36,115,112	1,688,156	$19,000,975
Class B	70,738	749,818	69,039	778,407
Class C	703,885	7,568,008	386,974	4,362,861
	4,152,752	$44,432,938	2,144,169	$24,142,243

Shares issued to shareholders in reinvestment of distributions
Class A	795,995	$8,385,410	637,562	$7,188,256
Class B	22,722	239,503	22,710	256,018
Class C	53,132	557,656	28,221	318,006
	871,849	$9,182,569	688,493	$7,762,280

Shares reacquired
Class A	(3,291,991)	$(34,813,504)	(2,627,933)	$(29,642,471)
Class B	(289,865)	(3,017,909)	(291,100)	(3,282,430)
Class C	(248,731)	(2,589,861)	(132,842)	(1,501,846)
	(3,830,587)	$(40,421,274)	(3,051,875)	$(34,426,747)

Net change
Class A	882,133	$9,687,018	(302,215)	$(3,453,240)
Class B	(196,405)	(2,028,588)	(199,351)	(2,248,005)
Class C	508,286	5,535,803	282,353	3,179,021
	1,194,014	$13,194,233	(219,213)	$(2,522,224)

Notes to Financial Statements – continued

	MFS West Virginia Municipal Bond Fund
	Year ended 3/31/09		Year ended 3/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,046,303	$10,977,407	673,711	$7,556,954
Class B	53,442	572,144	39,137	441,404
	1,099,745	$11,549,551	712,848	$7,998,358

Shares issued to shareholders in reinvestment of distributions
Class A	394,443	$4,115,384	319,968	$3,605,557
Class B	20,322	211,684	17,364	195,621
	414,765	$4,327,068	337,332	$3,801,178

Shares reacquired
Class A	(1,533,750)	$(16,196,226)	(1,000,725)	$(11,286,514)
Class B	(185,918)	(1,944,481)	(202,518)	(2,276,916)
	(1,719,668)	$(18,140,707)	(1,203,243)	$(13,563,430)

Net change
Class A	(93,004)	$(1,103,435)	(7,046)	$(124,003)
Class B	(112,154)	(1,160,653)	(146,017)	(1,639,891)
	(205,158)	$(2,264,088)	(153,063)	$(1,763,894)

(6)	Line of Credit

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended March 31, 2009, each fund’s commitment fee and interest expense were as follows, and are included in miscellaneous expense on the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$560	$1,160	$1,798	$624	$824	$664	$1,620	$713
Interest Expense	—	—	—	—	—	—	—	—

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the funds assume the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each of the funds’ transactions in the MFS Institutional Money Market Portfolio for the year ended March 31, 2009, are as follows:

	Underlying Funds – MFS Institutional Money Market Portfolio
	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
Mississippi Fund	—	7,664,820	(5,585,958)	2,078,862
New York Fund	—	16,402,585	(9,458,756)	6,943,829
North Carolina Fund	—	22,736,592	(15,591,206)	7,145,386
Pennsylvania Fund	—	7,747,887	(5,361,164)	2,386,723
South Carolina Fund	—	7,038,807	(5,315,500)	1,723,307
Tennessee Fund	—	6,410,253	(3,423,929)	2,986,324
Virginia Fund	—	15,193,486	(11,936,542)	3,256,944
West Virginia Fund	—	6,753,974	(3,980,421)	2,773,553

Notes to Financial Statements – continued

	Underlying Funds – MFS Institutional Money Market Portfolio
	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Mississippi Fund	$—	$—	$1,159	$2,078,862
New York Fund	$—	$—	$4,619	$6,943,829
North Carolina Fund	$—	$—	$3,221	$7,145,386
Pennsylvania Fund	$—	$—	$1,835	$2,386,723
South Carolina Fund	$—	$—	$1,494	$1,723,307
Tennessee Fund	$—	$—	$1,706	$2,986,324
Virginia Fund	$—	$—	$3,258	$3,256,944
West Virginia Fund	$—	$—	$1,794	$2,773,553

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund (the “Funds”) (each a fund comprising MFS Municipal Series Trust) as of March 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds constituting MFS Municipal Series Trust as of March 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 14, 2009

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of May 1, 2009, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director

Robert C. Pozen (k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); Harvard Business School (education), Senior Lecturer (since 2008); Bell Canada Enterprises (telecommunications), Director (until February 2009); The Bank of New York, Director (finance), (March 2004 to May 2005); Telesat (satellite communications), Director (until November 2007)
INDEPENDENT TRUSTEES
David H. Gunning (born 5/30/42)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non Executive Chairman; Portman Limited (mining), Director (since 2005); Southwest Gas Corp. (natural gas distribution), Director (until May 2004)

Robert E. Butler (n) (born 11/29/41)	Trustee	January 2006	Consultant – regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	August 1993	Brigham and Women’s Hospital, Senior Cardiac Surgeon (since 2005); Harvard Medical School, Professor of Cardiac Surgery; Partners HealthCare, Physician Director of Medical Device Technology (since 2006); Brigham and Women’s Hospital, Chief of Cardiac Surgery (until 2005)

Maureen R. Goldfarb (born 4/06/55)	Trustee	January 2009	Private investor; John Hancock Financial Services, Inc., Executive Vice President (until 2004); John Hancock Mutual Funds, Trustee and Chief Executive Officer (until 2004)

William R. Gutow (born 9/27/41)	Trustee	December 1993	Private investor and real estate consultant; Capital Entertainment Management Company (video franchise), Vice Chairman; Texas Donuts (donut franchise), Vice Chairman (since 2007); Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Retired; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer (until 2001)

J. Atwood Ives (born 5/01/36)	Trustee	February 1992	Private investor; KeySpan Corporation (energy related services), Director until 2004; Woodstock Corporation (investment advisory firm), Director until 2003

John P. Kavanaugh (born 11/04/54)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

J. Dale Sherratt (born 9/23/38)	Trustee	August 1993	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Partner (since 2006); Private investor; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004); The Travelers Companies (commercial property liability insurance), Director

Robert W. Uek (born 5/18/41)	Trustee	January 2006	Consultant to investment company industry; PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); TT International Funds (mutual fund complex), Trustee (until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (until 2005)

OFFICERS
Maria F. Dwyer (k) (born 12/01/58)	President	November 2005	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (until March 2004)

Christopher R. Bohane (k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

John M. Corcoran (k) (born 4/13/65)	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
Ethan D. Corey (k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since 2004); Dechert LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo (k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (until June 2005)

Timothy M. Fagan (k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President, Senior Attorney and Chief Compliance Officer (until August 2005)

Mark D. Fischer (k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (until May 2005)

Robyn L. Griffin (born 7/04/75)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April 2006)

Brian E. Langenfeld (k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April 2006)

Ellen Moynihan (k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton (k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (until April 2005)

Susan A. Pereira (k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (until June 2004)

Mark N. Polebaum (k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (until January 2006)

Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (until June 2004)

Richard S. Weitzel (k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2004); Massachusetts Department of Business and Technology, General Counsel (until April 2004)

James O. Yost (k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. Dwyer served as Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n)	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee (except Messrs. Butler, Kavanaugh and Uek and Ms. Goldfarb) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust held a shareholders’ meeting in 2005 to elect Trustees, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees. Messrs. Butler, Kavanaugh, Sherratt, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2009, the Trustees served as board members of 105 funds within the MFS Family of Funds.

Trustees and Officers – continued

The Statement of Additional Information for the Fund and further information about the Trustees are available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116-3741

Distributor

MFS Fund Distributors, Inc.

500 Boylston Street, Boston, MA 02116-3741

Portfolio Manager

Michael Dawson

Custodian JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081 Independent Registered Public Accounting Firm Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2009 income tax forms in January 2010. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds below designate the following amounts as capital gain dividends paid during the fiscal year.

Capital Gains
New York Fund	$1,140,167
North Carolina Fund	1,146,971
South Carolina Fund	281,499
Tennessee Fund	138,081
Viginia Fund	1,661,539
West Virginia Fund	1,308,133

Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

Exempt Interest Dividends
Mississippi Fund	100.00%
New York Fund	100.00%
North Carolina Fund	100.00%
Pennsylvania Fund	100.00%
South Carolina Fund	100.00%
Tennessee Fund	100.00%
Viginia Fund	100.00%
West Virginia Fund	100.00%

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Municipal Income Fund

CONTACT INFORMATION BACK COVER

SIPC Contact Information:

You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

3/31/09

LMB-ANN

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	23.6%
General Obligations – Schools	10.1%
Universities – Colleges	8.7%
Utilities – Municipal Owned	8.5%
State & Local Agencies	7.5%

Credit quality of bonds (r)
AAA	19.2%
AA	31.0%
A	23.5%
BBB	19.3%
BB	1.7%
B	0.6%
CCC	0.3%
CC (o)	0.0%
D (o)	0.0%
Not Rated	4.4%

Portfolio facts
Average Duration (d)(i)	8.7
Average Life (i)(m)	16.4 yrs.
Average Maturity (i)(m)	17.9 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 3/31/09.

Percentages are based on net assets as of 3/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended March 31, 2009, Class A shares of the MFS Municipal Income Fund (the “fund”) provided a total return of –1.53%, at net asset value. This compares with a return of 2.27% for the fund’s benchmark, the Barclays Capital Municipal Bond Index.

Market Environment

The global economy and financial markets experienced substantial deterioration and extraordinary volatility over the reporting period. Strong headwinds in the U.S. included accelerated deterioration in the housing market, anemic corporate investment, a rapidly declining job market, and a much tighter credit environment. During the period, a seemingly continuous series of tumultuous financial events hammered markets, including: the distressed sale of failing Bear Stearns to JPMorgan, the conservatorship of Government Sponsored Enterprises (GSEs) Fannie Mae and Freddie Mac, the bankruptcy of investment bank Lehman Brothers, the Federal Reserve Bank’s complex intervention of insurance company American International Group (AIG), the nationalization of several large European banks, the failure of Washington Mutual, the distressed sale of Wachovia, the virtual failure of Iceland’s banking sector, and the collapse of the global auto industry. As a result of this barrage of turbulent news, global equity markets pushed significantly lower and credit markets witnessed the worst dislocation since the beginning of the credit crisis. Though credit conditions and equity indices improved towards the end of the period, the state of financial and macroeconomic dislocation remained very severe.

While somewhat resilient during the first half of the period, the global economy and financial system increasingly experienced considerable negative spillovers from the U.S. slowdown. Not only did Europe and Japan show obvious signs of economic decline, the more powerful engine of global growth – emerging markets – also displayed weakening dynamics. The synchronized global downturn in economic activity experienced in the fourth quarter of 2008 and the first quarter of 2009 was among the most intense in the post-World War II period.

During the reporting period, the U.S. Federal Reserve Board cut interest rates aggressively and introduced a multitude of new lending facilities to alleviate ever-tightening credit markets, while the U.S. federal government designed and implemented fiscal stimulus packages. Although several other global central banks also cut rates during the early part of the reporting period, the dilemma of rising energy and food prices heightened concerns among central bankers that inflationary expectations might become unhinged despite weaker growth.

3

Management Review – continued

Only later in the reporting period did rapidly slowing global growth result in a very precipitous decline in commodity prices, which significantly eased inflation and inflationary expectations. As inflationary concerns diminished in the face of global deleveraging, and equity and credit markets deteriorated more sharply, a coordinated rate cut marked the beginning of much more aggressive easing by the major global central banks. By the end of the period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global wealth.

The twelve months ended March 31, 2009 was a challenging period for the municipal bond market. During the first nine months of the fiscal year, the municipal bond market faced an unprecedented number of challenges which lead to a broad-based decline in bond prices, an increase in yields, and a significant increase in spreads between higher-rated securities and lower-rated or non-rated securities. Among the many factors leading to the decline in prices and the widening in credit spreads was the monoline bond insurers being downgraded from their AAA rating by at least one of the major credit rating services. This decline in credit rating led to an unwind in leverage by non-traditional participants in the municipal bond market which, when combined with a general deterioration in credit quality, led to a widening of credit spreads between higher-rated and lower-rated securities and, finally, significant redemptions by investors out of municipal bond mutual funds. However, after the turn of the calendar year, the supply-demand imbalance shifted. Mutual funds began to experience inflows and direct retail buying re-emerged. These factors, combined with a decline in the pace of leverage unwinds and expectations that the market provisions contained within the American Reinvestment and Recovery Act would provide support for the municipal market, led to a significant rebound in prices and a decline in yields.

Detractors from Performance

Over the reporting period, a combination of security selection and an overweighted position in healthcare-related and industrial bonds detracted from relative performance. Security selection in educational-related and utilities securities also held back the fund’s relative results. An overweighted relative exposure to “BBB” rated (s) securities had a negative impact on results as these securities underperformed the Barclays Capital Municipal Bond Index. Over the course of the twelve months ended March 31, 2009, spreads between higher quality “AAA” rated and lower quality “BBB” rated municipal securities widened dramatically. The widening was due to a combination of the broad-based decline in credit quality, and more specifically, the impact of the significant credit downgrades of a majority of the bond insurers.

4

Management Review – continued

Contributors to Performance

The fund’s relative results were bolstered by an overweighted position in the short end of the yield curve (y) (represented by bonds with durations (d) of 0- to 8-years) as interest rates, at this end of the curve, declined considerably in the second half of the period. Underweighting bonds with intermediate-term maturities (represented by bonds with durations between 8- to 11- years) in the latter part of the reporting period also helped relative returns.

Respectfully,

Geoffrey Schechter

Portfolio Manager

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(s)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The primary source for bond quality ratings is Moody’s Investors Service. If not available, ratings by Standard & Poor’s are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward-sloping, with short term-rates lower than long term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

5

PERFORMANCE SUMMARY THROUGH 3/31/09

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

6

Performance Summary – continued

Total Returns through 3/31/09

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	9/07/93	(1.53)%	2.36%	3.70%
B	12/29/86	(2.13)%	1.60%	2.94%
C	1/03/94	(2.25)%	1.61%	2.94%
A1	6/25/07	(1.15)%	2.11%	3.82%
B1	6/25/07	(2.02)%	1.33%	3.01%
Comparative benchmark
Barclays Capital Municipal Bond Index (f)		2.27%	3.21%	4.59%
Average annual with sales charge
A With Initial Sales Charge (4.75%)		(6.20)%	1.37%	3.20%
B With CDSC (Declining over six years from 4% to 0%) (x)		(5.87)%	1.27%	2.94%
C With CDSC (1% for 12 months) (x)		(3.18)%	1.61%	2.94%
A1 With Initial Sales Charge (4.75%)		(5.85)%	1.12%	3.32%
B1 With CDSC (Declining over six years from 4% to 0%) (x)		(5.76)%	1.00%	3.01%

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Benchmark Definition

Barclays Capital Municipal Bond Index (formerly known as Lehman Brothers Municipal Bond Index) – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.

It is not possible to invest directly in an index.

Notes to Performance Summary

Performance for Class A1 shares includes the performance of the MFS Municipal Bond Fund’s Class A shares for the period prior to the merger of the MFS Municipal Bond Fund into the MFS Municipal Income Fund. Performance for Class B1 shares includes the performance of the MFS Municipal Bond Fund’s Class B shares for the period prior to the merger of the MFS Municipal Bond Fund into the MFS Municipal Income Fund. The merger occurred at the close of business on June 22, 2007.

This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not

7

Performance Summary – continued

been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

8

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2008 through March 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Expenses Paid During Period (p) 10/01/08-3/31/09
A	Actual	0.71%	$1,000.00	$1,013.45	$3.56
	Hypothetical (h)	0.71%	$1,000.00	$1,021.39	$3.58
B	Actual	1.45%	$1,000.00	$1,010.96	$7.27
	Hypothetical (h)	1.45%	$1,000.00	$1,017.70	$7.29
C	Actual	1.46%	$1,000.00	$1,009.68	$7.32
	Hypothetical (h)	1.46%	$1,000.00	$1,017.65	$7.34
A1	Actual	0.45%	$1,000.00	$1,016.04	$2.26
	Hypothetical (h)	0.45%	$1,000.00	$1,022.69	$2.27
B1	Actual	1.19%	$1,000.00	$1,010.90	$5.97
	Hypothetical (h)	1.19%	$1,000.00	$1,019.00	$5.99

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.79% for Class A shares, 1.53% for Class B shares, 1.54% for Class C shares, 0.53% for Class A1 shares and 1.28% for Class B1 shares; the actual expenses paid during the period would have been approximately $3.96 for Class A shares, $7.67 for Class B shares, $7.71 for Class C shares, $2.66 for Class A1 shares and $6.41 for Class B1 shares; and the hypothetical expenses paid during the period would have been approximately $3.98 for Class A shares, $7.70 for Class B shares, $7.75 for Class C shares, $2.67 for Class A1 shares and $6.44 for Class B1 shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

10

PORTFOLIO OF INVESTMENTS

3/31/09

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 100.0%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.6%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$205,000	$133,537
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	59,389
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	1,075,000	608,751
Chicago, IL, O’Hare International Airport Rev. (Second Lien Passenger Facility), “D”, AMBAC, 5.5%, 2019	2,195,000	2,254,924
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	2,170,000	2,750,996
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), MBIA, 5.875%, 2013	1,485,000	1,504,498
Oklahoma City, OK, Airport Trust, “B”, FSA, 5.75%, 2017	1,080,000	1,088,003

		$8,400,098
General Obligations - General Purpose - 4.6%
Chicago, IL, FGIC, 6.125%, 2010 (c)	$3,785,000	$4,083,880
Chicago, IL, AMBAC, 5.5%, 2018	11,800,000	13,457,900
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)	5,740,000	6,324,332
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,000	5,919
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,605,771
Country Club Hills, IL, MBIA, 5%, 2031	3,170,000	3,106,632
Cranston, RI, FGIC, 6.375%, 2009 (c)	830,000	867,350
Delaware County, OH, 6.25%, 2010 (c)	1,000,000	1,099,610
New York, NY, “J”, MBIA, 5%, 2017	2,000,000	2,021,780
Schaumburg, IL, “B”, FGIC, 5.25%, 2034	2,000,000	2,007,620
State of California, 6.5%, 2033	4,000,000	4,203,920
State of Illinois, MBIA, 5.5%, 2025	500,000	505,245
State of Washington, 6.75%, 2010	3,880,000	4,075,707
State of Washington, 6%, 2012	4,360,000	4,961,985
State of Washington, “A”, 5%, 2033	5,000,000	4,930,500
State of Wisconsin, “C”, 6%, 2010 (c)	1,200,000	1,270,848

		$59,528,999
General Obligations - Improvement - 2.5%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,048,590
District of Columbia, MBIA, 6.5%, 2010	3,095,000	3,249,564
District of Columbia, ETM, MBIA, 6.5%, 2010 (c)	2,905,000	3,106,520

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Improvement - continued
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, XLCA, 7%, 2021	$10,185,000	$12,679,205
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, XLCA, 6.1%, 2013	10,200,000	11,473,266

		$31,557,145
General Obligations - Schools - 10.0%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	$2,010,000	$538,117
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	2,035,000	507,814
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	4,070,000	947,944
Chicago, IL, Board of Education, MBIA, 6.25%, 2015	20,295,000	23,355,689
Clark County, NV, School District, “A”, MBIA, 7%, 2010	4,000,000	4,257,480
Colorado State Board of Governors, University Enterprise System Rev., “A”, 5%, 2034	1,000,000	992,910
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	1,725,000	486,485
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	1,300,000	301,847
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	1,630,000	335,519
Ferris, TX, Independent School District, PSF, 5.5%, 2034 (f)	3,000,000	3,055,980
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,735,000	1,997,939
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	265,000	344,561
Fresno, CA, Unified School District, MBIA, 6.55%, 2020	1,225,000	1,354,299
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	965,020
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028	1,000,000	1,014,280
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	1,360,000	634,889
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	1,335,000	534,240
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,245,000	1,361,320
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)	1,345,000	1,473,569
Knox County, KY, XLCA, 5.5%, 2014 (c)	640,000	750,330
Knox County, KY, XLCA, 5.625%, 2014 (c)	1,150,000	1,355,850
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,000,000	799,140
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,250,000	956,093
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 5%, 2034	12,000,000	11,682,840

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Lane County, OR, School District, 6.25%, 2010 (c)	$1,000,000	$1,063,070
Lane County, OR, School District, 6.25%, 2010 (c)	1,150,000	1,222,531
Leander, TX, Independent School District, PSF, 0%, 2018	7,385,000	4,147,785
Long Beach, CA, Community College District, Election of 2008, “A”, FSA, 0%, 2028	5,025,000	1,702,219
Los Angeles, CA, Unified School District, “D”, 5%, 2034	1,280,000	1,203,802
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,212,664
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	639,332
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,102,973
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,124,022
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,627,665
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)	750,000	787,095
Prosper, TX, Independent School District, Capital Appreciation, School Building, PSF, 0%, 2031	2,275,000	634,657
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)	1,705,000	1,829,653
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	4,535,000	4,100,366
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,354,640
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,354,640
San Mateo County, CA (Community College District, 2005 Election), “A”, MBIA, 0%, 2026	5,100,000	1,880,013
San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028	2,500,000	2,484,500
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	1,610,000	406,026
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	15,000,000	15,033,300
Scranton, PA, School District, “B”, FSA, 5%, 2038	8,370,000	8,242,776
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	1,964,068
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	2,043,760
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, MBIA, 0%, 2029	2,150,000	674,025
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,765,000	1,855,968
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,665,000	1,750,814
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,127,845

		$128,574,364

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - 23.2%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	$650,000	$746,265
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	255,000	147,431
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	2,199,487
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	350,000	401,835
Baxter County, AR, Hospital Rev., 5.375%, 2014	2,000,000	1,911,740
Baxter County, AR, Hospital Rev., 5.6%, 2021	1,750,000	1,503,320
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	8,525,000	5,156,517
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.375%, 2038	770,000	623,585
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.625%, 2038	840,000	707,792
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,164,979
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	2,275,000	1,995,084
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,090,000	2,451,014
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	2,640,000	2,313,062
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	2,420,000	2,253,988
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	195,000	139,043
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	60,951
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	360,000	290,369
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	2,012,745
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	3,050,000	2,653,927
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “C”, FSA, 5.25%, 2040	465,000	400,802
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	900,000	804,780
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	559,025

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), FSA, 5.25%, 2045	$2,630,000	$2,311,586
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	1,965,000	1,615,309
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	5,000,000	4,557,050
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,820,000	1,930,826
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,505,000	1,315,806
Harris County, TX, Health Facilities Development Corp., “A” (Texas Children’s Hospital), ETM, 5.375%, 2015 (c)	4,300,000	4,419,669
Harris County, TX, Health Facilities Development Corp. Hospital Rev. (Memorial Hermann Healthcare Systems), 6.375%, 2011 (c)	2,000,000	2,241,440
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	1,870,193
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,142,332
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours), RIBS, FSA, 10.727%, 2027 (p)	5,000,000	5,218,600
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	2,220,000	1,733,975
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	2,595,000	2,852,139
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	3,630,000	3,046,441
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,250,000	2,607,670
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	2,693,482
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,490,000	2,473,641
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,434,364
Illinois Finance Authority Rev. (Silver Cross Hospital), “A”, 5.5%, 2030	2,500,000	2,052,125
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)	1,800,000	1,956,276
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2010 (c)	7,500,000	8,027,325
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	2,784,840
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates), 6%, 2010 (c)	1,500,000	1,629,285

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	$2,625,000	$2,999,299
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,765,000	1,637,214
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	2,958,930
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	6,215,000	4,643,102
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	423,928
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	185,000	206,386
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,431,493
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	103,270
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,176,786
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	400,000	371,452
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	250,000	205,328
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,610,000	1,166,670
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	3,655,000	3,330,911
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016	2,195,000	2,228,737
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	630,000	489,031
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,180,000	2,347,253
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	2,355,000	2,564,289
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	195,000	212,690
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,645,000	3,649,957
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	55,000	52,487

16

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	$2,305,000	$2,342,410
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	771,440
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	1,011,450
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	3,205,000	400,689
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	2,010,000	232,115
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	2,670,000	1,976,307
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	1,865,000	1,534,224
Lauderdale County & Florence, AL (Coffee Health Group), “A”, MBIA, 5.25%, 2019	950,000	875,473
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	2,620,000	1,953,786
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	2,290,000	2,262,909
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	6,405,000	4,949,912
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	205,695
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	209,390
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,169,380
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2015	1,000,000	1,021,470
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	501,260
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	967,929
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,514,754
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,510,000	1,539,974
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	1,420,000	1,251,886
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.25%, 2046	2,250,000	1,796,400
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	2,000,000	1,948,880

17

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	$1,950,000	$1,519,206
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	2,000,000	2,168,140
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	615,000	485,512
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,890,000	2,175,563
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,550,000	3,360,466
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	1,900,000	1,947,177
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,130,000	763,451
Mecosta County, MI, General Hospital Rev., 6%, 2018	300,000	262,887
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	570,825
Michigan Hospital Finance Authority Rev. (Crittenton) “A”, 5.625%, 2027	900,000	813,933
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015	800,000	766,840
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	1,908,714
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	879,923
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	416,649
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,456,458
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	180,000	186,845
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	506,014
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	265,000	275,428
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,028,700
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	501,165
New Jersey Health Care Facilities Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	3,000,000	2,220,270
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	427,095

18

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	$4,695,000	$341,937
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	18,145,000	1,084,345
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	2,830,000	2,118,000
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,504,972
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	915,000	915,576
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	940,000	642,490
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,817,350
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	740,000	607,969
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	810,000	652,965
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	745,000	692,247
Ohio State Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	6,000,000	5,925,600
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	205,831
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health Systems), 5.625%, 2012 (c)	1,490,000	1,701,491
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,573,242
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,475,000	1,542,408
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	2,710,000	1,947,352
Philadelphia, PA, Hospitals & Higher Educational Facilities Rev. (Temple University), “A”, 6.625%, 2023	2,665,000	2,352,182
Reno, NV, Hospital Rev. (Washoe Medical Center) “N”, FSA, 5.5%, 2039	2,000,000	1,670,560
Rhode Island Health & Educational Building Corp. Rev. (Rhode Island Hospital Foundation), “A”, ASSD GTY, 7%, 2039	7,645,000	8,045,980
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,960,678
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,738,860
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2010 (c)	665,000	729,279

19

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2022	$335,000	$338,136
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services) “A”, 6.625%, 2039	4,715,000	4,539,885
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,478,125
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016	770,000	716,031
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	290,000	228,152
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	963,009
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	3,649,063
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,445,459
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	569,700
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	341,820
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	858,061
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	4,925,000	3,701,384
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	802,140
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	491,881
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,414,514
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	500,000	434,155
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	447,172
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligations Group), 5.25%, 2036	4,385,000	3,337,774
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2010 (c)	1,500,000	1,623,975
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	854,630
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	1,965,457
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	530,957

20

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	$2,000,000	$964,980
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	3,000,000	2,685,750
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	685,000	642,455
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	400,000	362,476
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,185,288
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	962,762
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	436,480
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,715,000	1,709,174
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	866,535
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,305,000	5,311,843
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	3,955,000	3,067,538
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	500,000	414,185
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	195,000	161,959
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,049,238
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	802,870
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	1,990,000	1,450,173
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,193,483
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,548,317
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017	845,000	854,785
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021	650,000	649,370
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,510,063

21

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	$3,165,000	$2,025,663
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2034	1,360,000	849,266
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	3,000,000	3,406,050
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,149,380
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	325,000	279,113

		$297,732,312
Healthcare Revenue - Long Term Care - 0.4%
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 4% to 2009, FRN to 2036	$1,635,000	$1,069,339
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	757,053
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)	305,000	340,295
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025	195,000	195,162
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	270,000	321,764
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	105,000	125,131
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	775,000	561,929
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	455,000	541,910
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	842,006
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	835,000	708,681
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	289,381

		$5,752,651
Human Services - 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$120,000	$118,956
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	125,000	116,569
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	921,090

		$1,156,615

22

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - 0.4%
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	$740,000	$302,238
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	740,000	280,208
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	323,237
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	275,514
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	300,000	255,126
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,500,000	903,510
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	1,970,000	1,439,893
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,000,000	1,430,100

		$5,209,826
Industrial Revenue - Chemicals – 0.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (b)	$4,500,000	$4,308,075
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	885,000	566,232
Louisiana, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	900,000	581,589
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	570,240

		$6,026,136
Industrial Revenue - Environmental Services - 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	$1,750,000	$1,343,440
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,273,842
California Pollution Control Financing Authority, Solid Waste Disposal Rev., “B”, 5.25%, 2023 (b)	1,200,000	1,053,120
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,455,375
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	500,000	501,885
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	1,807,257

23

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	$1,950,000	$1,737,938
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029 (b)	150,000	152,072
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	230,313
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,250,000	1,081,325
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	665,000	509,483

		$12,146,050
Industrial Revenue - Metals - 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300

Industrial Revenue - Other - 2.0%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	$1,000,000	$838,920
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	320,000	128,006
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	364,240
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	469,650
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	4,360,000	3,628,741
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,671,418
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,307,280
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	400,000	359,136
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	465,251
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	670,000	670,281
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	2,000,000	1,408,880
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	4,620,000	3,936,009

		$25,247,812

24

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 0.8%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$1,760,000	$951,579
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,716,152
Georgetown County, SC, Environmental Improvement Rev. (International Paper Co.), 5.7%, 2014	1,400,000	1,257,074
Hodge, LA, Utility Rev. (Stone Container Corp.), 7.45%, 2024 (d)	2,180,000	234,350
Jay, ME, Solid Waste Disposal Rev., (International Paper Co.) “A”, 5.125%, 2018	1,500,000	1,051,260
Mobile, AL, Industrial Development Board Improvement Rev. (International Paper Co.) “B”, 6.45%, 2019	2,000,000	1,547,160
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	1,291,033
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	1,250,000	934,363
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	550,000	5,500

		$9,988,471
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	$233,199	$933
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	585,000	624,517
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	440,000	468,015
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	1,750,000	1,864,153
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	185,000	118,644

		$3,076,262
Miscellaneous Revenue - Other - 0.9%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	$300,000	$328,644
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	400,000	438,884
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2019	1,375,000	1,119,828
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2020	1,120,000	885,483

25

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2024	$760,000	$545,376
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	292,542
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	4,180,000	4,110,654
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,105,508
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	55,000	38,462

		$11,865,381
Multi-Family Housing Revenue - 0.8%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$545,000	$477,039
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,270,000	1,096,569
Charter Mac Equity Issuer Trust, FHLMC, 6.625%, 2009 (b)(n)	2,000,000	2,002,340
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	213,596
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,296,089
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,080,624
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,330,300
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	305,000	269,123
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	2,085,000	1,968,115

		$9,733,795
Sales & Excise Tax Revenue - 2.9%
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2009 (c)	$1,015,000	$1,047,582
Central, WA, Puget Sound Regional Transportation Authority, “A”, 5%, 2036	10,000,000	9,837,900
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	6,186,800
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-2”, 0%, 2028	6,930,000	2,380,039
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	2,795,000	2,934,219
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	6,175,000	5,777,515
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,580,000	5,271,259

26

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042	$3,340,000	$3,318,925
Utah Transit Authority Sales Tax Rev., “A”, MBIA, 0%, 2028	2,225,000	696,781

		$37,451,020
Single Family Housing - Local - 3.0%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$2,966,193
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	111,000	118,147
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., “A”, GNMA, 6.05%, 2032	1,765,000	1,786,392
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030	290,000	293,555
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	25,000	26,117
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2043	2,375,000	2,275,155
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	400,000	399,500
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	15,000	15,121
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7%, 2032	70,000	72,043
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,475,000	1,462,625
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	3,275,000	3,199,642
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	230,000	65,562
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	70,000	69,611
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	140,000	144,092
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	480,000	491,842
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	565,000	587,888
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	75,000	78,640
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030	960,000	977,779
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	60,000	61,504
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	550,000	539,682
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	185,000	182,016
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	3,155,000	3,031,955

27

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	$2,310,000	$2,264,609
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,430,000	1,402,086
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	250,000	262,193
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	500,000	510,820
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	815,000	804,055
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	325,000	342,199
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	2,525,000	2,404,406
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.45%, 2038	4,060,000	4,062,923
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	315,000	321,514
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	820,000	825,576
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	1,305,000	1,284,838
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	315,000	321,728
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	880,000	892,258
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	2,035,000	2,057,263
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	550,000	548,867
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	780,000	813,407

		$37,963,803
Single Family Housing - State - 1.8%
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	$3,480,000	$1,874,746
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028	2,250,000	734,468
Colorado Housing & Finance Authority Rev., 6.05%, 2016	120,000	120,301
Colorado Housing & Finance Authority Rev., 7.45%, 2016	110,000	113,678
Colorado Housing & Finance Authority Rev., 6.875%, 2028	25,000	25,400

28

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Colorado Housing & Finance Authority Rev., 6.8%, 2030	$175,000	$176,867
Colorado Housing & Finance Authority Rev. (Single Family Project), “B-2”, 7.25%, 2031	160,000	165,230
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	70,000	70,264
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	29,000	29,081
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	80,000	84,035
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	495,000	493,782
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	465,000	481,410
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	130,000	136,365
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	50,000	52,573
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	70,000	76,873
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	1,685,000	1,730,866
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	440,000	450,512
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	110,000	112,451
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,620,000	1,635,876
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	70,000	72,401
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	115,000	115,406
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	285,000	290,455
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	270,000	270,367
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	565,000	568,644
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	425,000	445,999
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	300,000	299,241
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	215,000	216,941
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	355,000	356,764
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030	195,000	207,997
New Mexico Mortgage Finance Authority Rev., GNMA, 6.8%, 2031	365,000	373,275
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	930,000	947,196
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	1,525,000	1,521,249

29

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	$480,000	$480,677
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,830,000	1,805,460
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	925,000	924,445
Oklahoma Housing Finance Agency Rev., 6.8%, 2016	20,000	20,233
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	1,925,000	1,977,399
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	520,000	452,941
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021	2,980,000	3,169,856
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023	320,000	312,669

		$23,394,393
Solid Waste Revenue - 0.4%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,613,745
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015	760,000	696,350
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	2,100,000	2,046,870
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	817,410

		$5,174,375
State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$497,016
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	928,440
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,109,400

		$2,534,856
State & Local Agencies - 7.4%
Alabama Building Renovation Authority, AMBAC, 6%, 2015	$1,610,000	$1,662,953
Alabama Building Renovation Authority, AMBAC, 6%, 2016	1,705,000	1,759,338
Alabama Public School & College, Capital Improvement, “D”, 6%, 2015	2,850,000	2,928,546
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011 (c)	2,750,000	3,033,690
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	7,600,000	8,454,772

30

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.217%, 2018	$200,000	$200,000
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 8.641%, 2018 (p)	900,000	1,102,446
Delaware Valley, PA, Regional Financial Authority, AMBAC, 5.5%, 2018	1,900,000	2,113,693
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)	1,000,000	1,076,420
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,415,000	2,848,008
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	995,000	730,161
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	2,475,000	1,803,854
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,641,900
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	360,000	360,140
New York Dormitory Authority Rev. (City University), 5.75%, 2013	5,000,000	5,380,750
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	5,195,000	4,943,666
Palm Springs, CA, Finance Lease Rev. (Convention Center), “A”, MBIA, 5.5%, 2035	7,000,000	6,409,200
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	26,195,000	30,681,680
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	10,000,000	10,017,400
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,511,310
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,274,780

		$94,934,707
Student Loan Revenue - 0.9%
Access to Loans for Learning, CA Student Loan Rev., 7.95%, 2030	$650,000	$567,125
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016	3,175,000	3,200,464
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017	3,500,000	3,516,380
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	4,325,000	4,075,621
Massachusetts Educational Financing Authority, Refunding Issue G, “A”, MBIA, 6.1%, 2018	415,000	391,810

		$11,751,400

31

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - 0.5%
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	$2,810,000	$2,943,025
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	1,605,000	1,192,547
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	2,000,000	1,728,520

		$5,864,092
Tax Assessment - 1.2%
Baltimore, MD, Special Obligation, “A”, 7%, 2038	$1,285,000	$1,014,251
Capital Region Community Development District Rev., FL, “A”, 7%, 2039	925,000	648,629
Fishhawk Community Development District, FL, 5.125%, 2009	140,000	114,618
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	2,800,000	2,039,968
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	35,000	34,936
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	895,000	555,867
Homestead 50 Community Development District, FL, “A”, 6%, 2037	1,820,000	1,078,659
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	815,000	689,751
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,200,000	964,884
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	105,000	83,988
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	145,000	82,649
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	50,000	28,282
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,270,000	760,565
Main Street Community Development District, FL, “A”, 6.8%, 2038	585,000	372,861
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,210,000	911,408
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,014,400
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,073,660
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	230,000	205,898
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	760,000	626,316
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement, “B”, 5%, 2009	20,000	19,940
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	660,000	423,502

32

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	$155,000	$84,072
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	67,726

		$14,896,830
Tobacco - 2.1%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$2,615,000	$2,805,607
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	3,100,000	1,938,058
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,500,000	822,210
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	3,625,000	2,173,151
District of Columbia, Tobacco Settlement Rev., 6.25%, 2024	1,155,000	952,794
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,610,000	2,884,207
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	1,580,000	93,726
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	1,831,501
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	1,650,000	1,231,065
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,585,000	1,618,908
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,940,000	1,628,290
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,480,000	2,688,047
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,425,000	1,775,212
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	4,405,000	268,000
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2041	3,600,000	129,636
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	2,000,000	2,189,000
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	3,460,000	1,753,217
Washington Tobacco Settlement Authority, 6.5%, 2026	210,000	190,873

		$26,973,502
Toll Roads - 1.5%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$7,500,000	$7,051,950
E-470 Public Highway Authority Rev., CO, Capital Appreciation “B”, MBIA, 0%, 2010 (c)	5,000,000	3,206,150
Illinois State Toll Highway Authority Rev., “B”, 5.5%, 2033	7,905,000	8,080,412
Northwest Parkway Public Highway Authority Rev., CO, “C”, ETM, FSA, 0%, 2016 (c)	1,000,000	998,590

		$19,337,102

33

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 3.0%
Indiana Finance Authority Highway Rev., “A”, FGIC, 4.5%, 2024	$5,000,000	$4,983,050
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	2,000,000	2,474,040
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030	5,000,000	4,797,400
Metropolitan, NY, Transportation Authority Rev., “A”, FSA, 5%, 2030	2,750,000	2,654,713
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)	5,600,000	5,998,160
New Jersey Transportation Trust Fund Authority Rev., FSA, 5.5%, 2011 (u)	15,000,000	16,281,900
Pennsylvania Turnpike Commission Oil, Franchise Tax Rev., “A”, AMBAC, 5.25%, 2018	180,000	180,236
Pennsylvania Turnpike Commission Oil, Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,168,757

		$38,538,256
Universities - Colleges - 8.6%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 5.9%, 2028	$1,195,000	$893,119
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,217,850
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	1,000,000	1,140,770
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	2,415,000	1,569,992
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	248,464
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,089,032
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,620,000	1,153,440
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	4,620,234
California Educational Facilities Authority Rev., “A”, 4.5%, 2033	3,925,000	3,468,837
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,494,259
California State University Rev., “A”, AMBAC, 5%, 2026	6,795,000	6,601,275
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	156,871
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	167,328
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5.125%, 2034	2,400,000	2,180,976

34

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
District of Columbia Rev. (Georgetown University), BHAC, 0% to 2018, 5% to 2040	$11,570,000	$5,408,049
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,185,000	2,320,623
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	979,238
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	476,770
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	2,200,000	2,115,146
Harrisburg, PA, University Authority Rev. (Harrisburg University of Science), “A”, 5.4%, 2016	850,000	804,236
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	1,650,000	1,840,641
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,080,765
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	2,790,000	2,053,356
Los Angeles, CA, Community College, “B”, FSA, 5%, 2027	5,000,000	4,940,550
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	1,930,000	1,420,152
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	1,745,000	1,208,796
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	414,866
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	479,493
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,205,000	1,025,383
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059	6,225,000	6,438,455
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	450,000	475,110
Massachusetts Development Finance Agency Rev. (Olin College), “B”, XLCA, 5.25%, 2033	2,000,000	1,818,840
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, XLCA, 5.25%, 2033	420,000	312,136
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,245,000	2,202,996
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,089,804
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	875,000	869,006
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	3,465,000	2,562,298
New York Dormitory Authority Rev. Non State Supported Debt (Cornell University), “A”, 5%, 2031	8,000,000	8,023,520

35

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018	$90,000	$90,052
Pennsylvania State Higher Educational Facilities Authority Rev. (Lasalle University), 5.25%, 2027	790,000	639,663
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), “D”, XLCA, 5.5%, 2035	9,140,000	9,139,360
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	930,000	621,928
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,214,940
Tulsa, OK, Tulsa Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	4,798,051
University of California, “A”, MBIA, 4.5%, 2037	8,545,000	7,091,239
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	1,875,000	1,963,781
University of Southern Mississippi Educational Building Corp. (Campus Facilities Project), 5.25%, 2032	2,030,000	2,033,126
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	613,111
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	398,060
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	458,286
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,573,540

		$109,997,813
Universities - Dormitories - 0.3%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,025,000	$615,759
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,321,021
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	1,000,000	831,870
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,035,000	719,573

		$3,488,223
Universities - Secondary Schools - 0.7%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$500,000	$585,505
Colorado Educational & Cultural Facilities Authority Rev. (Charter School), 5.625%, 2040	1,815,000	1,319,922

36

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	$4,330,000	$3,987,237
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032	3,350,000	2,590,019
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	100,000	59,900
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	353,236
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	250,000	178,820

		$9,074,639
Utilities - Investor Owned - 1.8%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$816,720
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	1,265,000	815,419
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	947,075
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	1,600,000	1,540,528
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), 6.375%, 2022	1,000,000	860,050
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	565,000	522,857
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	500,000	407,230
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	4,880,000	3,974,565
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,724,484
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,490,604
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	536,603
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	701,505
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	3,796,080
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	927,390
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), MBIA, 4.45%, 2020	2,185,000	1,752,326

37

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	$1,500,000	$966,900
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC) “A”, 5.5%, 2022 (b)	500,000	324,795
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	905,000	864,049

		$22,969,180
Utilities - Municipal Owned - 8.4%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,651,230
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,818,025
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	172,749
Georgia Municipal Electric Authority Power Rev., MBIA, 6.375%, 2016	2,000,000	2,375,680
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,010,880
Georgia Municipal Electric Authority Power Rev., MBIA, 6.5%, 2020	7,350,000	8,371,430
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2016 (c)	365,000	434,908
Hawaii Department of Budget & Finance Rev. (Hawaiian Electric Co. & Subsidiary), “B”, XLCA, 5%, 2022	4,000,000	3,594,840
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	27,825,000	27,829,452
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	4,000,000	4,418,760
North Carolina Eastern Municipal Power Agency, “A”, MBIA, 6.5%, 2018	9,250,000	10,354,358
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	2,250,000	2,324,318
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, MBIA, 5.25%, 2019 (u)	10,000,000	10,699,300
Northern California Transmission Agency, MBIA, 7%, 2013	4,000,000	4,371,800
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	4,271,346
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	8,500,000	8,519,805
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,362,410

		$107,581,291
Utilities - Other - 1.4%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5%, 2022	$1,000,000	$790,960
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	845,000	533,618

38

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	$1,740,000	$1,069,752
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	1,485,000	1,109,934
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	3,437,015
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	5,425,000	3,173,571
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,278,632
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,230,901
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	1,737,783
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	4,390,000	3,074,580
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,350,000	933,444

		$18,370,190
Water & Sewer Utility Revenue - 6.0%
California State Department of Water Resources Center (Valley Project Rev.), “AF”, 5%, 2028 (u)	$23,825,000	$24,096,605
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,580,000	3,064,373
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,290,000	1,083,226
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,055,000	1,125,601
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,170,000	1,248,296
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	910,000	915,242
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	6,241,267
Massachusetts Water Pollution Abatement, 5.25%, 2028	5,985,000	6,368,160
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	6,060,000	5,337,284
Massachusetts Water Resources Authority, “B”, FSA, 5.25%, 2029	4,215,000	4,381,113
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,311,658
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	576,737
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	4,000,000	3,689,240
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	1,898,420
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2035	4,480,000	4,352,230
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, SBHAC, 5%, 2032	3,405,000	3,390,869
Spartanburg, SC, Water & Sewer Authority Rev., “B”, MBIA, 5.25%, 2030	1,175,000	1,183,025
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 4.75%, 2035	500,000	452,690

		$76,716,036
Total Municipal Bonds (Identified Cost, $1,327,390,441)		$1,283,007,925

39

Portfolio of Investments – continued

Floating Rate Demand Notes - 1.1%
Issuer	Shares/Par	Value ($)

Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 1.00%, due 4/01/09	$100,000	$100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.20%, due 4/01/09	2,600,000	2,600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.20%, due 4/01/09	12,100,000	12,100,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$14,800,000

Money Market Funds (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	55,180	$55,180
Total Investments (Identified Cost, $1,342,245,621)		$1,297,863,105

Other Assets, Less Liabilities - (1.1)%		(14,502,574)
Net Assets - 100.0%		$1,283,360,531

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security-in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,480,120 representing 0.2% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,330,300
% of Net Assets			0.1%

40

Portfolio of Investments – continued

Derivative Contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	181	$23,476,266	Jun-09	$(542,219)

At March 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.	RITES	Residual Interest Tax-Exempt Security
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

41

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/09

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,342,190,441)	$1,297,807,925
Underlying funds, at cost and value	55,180
Total investments, at value (identified cost, $1,342,245,621)		$1,297,863,105
Cash	11,042
Receivable for investments sold	2,223,596
Receivable for fund shares sold	2,639,206
Interest and dividends receivable	19,820,129
Receivable from investment adviser	86,679
Other assets	15,137
Total assets		$1,322,658,894
Liabilities
Distributions payable	$1,985,568
Payable for daily variation margin on open futures contracts	135,750
Payable for investments purchased	5,043,135
Payable to the holder of the floating rate certificate from trust assets	30,202,857
Payable for fund shares reacquired	1,469,434
Payable to affiliates
Management fee	28,033
Shareholder servicing costs	152,574
Distribution and service fees	12,333
Administrative services fee	1,416
Payable for independent trustees’ compensation	67,299
Payable for interest expense and fees	84,411
Accrued expenses and other liabilities	115,553
Total liabilities		$39,298,363
Net assets		$1,283,360,531
Net assets consist of
Paid-in capital	$1,336,822,413
Unrealized appreciation (depreciation) on investments	(44,924,735)
Accumulated net realized gain (loss) on investments	(9,819,212)
Undistributed net investment income	1,282,065
Net assets		$1,283,360,531
Shares of beneficial interest outstanding		167,390,312

42

Statement of Assets and Liabilities – continued

Class A shares
Net assets	$420,233,941
Shares outstanding	54,839,437
Net asset value per share		$7.66
Offering price per share (100/95.25 × net asset value per share)		$8.04
Class B shares
Net assets	$20,978,357
Shares outstanding	2,733,226
Net asset value and offering price per share		$7.68
Class C shares
Net assets	$77,937,347
Shares outstanding	10,131,462
Net asset value and offering price per share		$7.69
Class A1 shares
Net assets	$746,020,484
Shares outstanding	97,315,469
Net asset value and redemption price per share		$7.67
Offering price per share (100/95.25 × net asset value per share)		$8.05
Class B1 shares
Net assets	$18,190,402
Shares outstanding	2,370,718
Net asset value and offering price per share		$7.67

On sales of $50,000 or more, the offering price of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares.

See Notes to Financial Statements

43

Financial Statements

STATEMENT OF OPERATIONS

Year ended 3/31/09

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$69,378,925
Dividends from underlying funds	9,461
Total investment income		$69,388,386
Expenses
Management fee	$5,572,876
Distribution and service fees	1,800,981
Shareholder servicing costs	1,089,318
Administrative services fee	214,489
Independent trustees’ compensation	40,699
Custodian fee	188,363
Shareholder communications	49,964
Auditing fees	47,046
Legal fees	39,301
Interest expense and fees	845,407
Miscellaneous	292,244
Total expenses		$10,180,688
Fees paid indirectly	(79,293)
Reduction of expenses by investment adviser	(2,348,548)
Net expenses		$7,752,847
Net investment income		$61,635,539
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(7,206,244)
Futures contracts	(2,435,957)
Net realized gain (loss) on investments		$(9,642,201)
Change in unrealized appreciation (depreciation)
Investments	$(68,559,062)
Futures contracts	(666,280)
Net unrealized gain (loss) on investments		$(69,225,342)
Net realized and unrealized gain (loss) on investments		$(78,867,543)
Change in net assets from operations		$(17,232,004)

See Notes to Financial Statements

44

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 3/31
	2009	2008
Change in net assets
From operations
Net investment income	$61,635,539	$53,556,368
Net realized gain (loss) on investments	(9,642,201)	5,184,545
Net unrealized gain (loss) on investments	(69,225,342)	(38,955,725)
Change in net assets from operations	$(17,232,004)	$19,785,188
Distributions declared to shareholders
From net investment income
Class A	$(16,567,350)	$(12,232,669)
Class B	(884,245)	(946,157)
Class C	(2,444,944)	(1,451,193)
Class A1	(41,392,013)	(35,551,163)
Class B1	(984,487)	(1,003,290)
From net realized gain on investments
Class A	(1,527,122)	(275,822)
Class B	(88,206)	(23,678)
Class C	(261,836)	(39,170)
Class A1	(3,340,130)	(979,811)
Class B1	(89,692)	(32,472)
Total distributions declared to shareholders	$(67,580,025)	$(52,535,425)
Change in net assets from fund share transactions	$132,468,632	$958,239,656
Total change in net assets	$47,656,603	$925,489,419
Net assets
At beginning of period	1,235,703,928	310,214,509
At end of period (including undistributed net investment income of $1,282,065 and $288,114, respectively)	$1,283,360,531	$1,235,703,928

See Notes to Financial Statements

45

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 3/31
	2009	2008	2007		2006	2005
Net asset value, beginning of period	$8.21	$8.55	$8.53		$8.58	$8.70
Income (loss) from investment operations
Net investment income (d)	$0.38	$0.42	$0.42	(z)	$0.41	$0.42
Net realized and unrealized gain (loss) on investments	(0.51)	(0.35)	0.00	(w)(z)	(0.06)	(0.13)
Total from investment operations	$(0.13)	$0.07	$0.42		$0.35	$0.29
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.40)	$(0.40)		$(0.40)	$(0.41)
From net realized gain on investments	(0.03)	(0.01)	—		—	—
Total distributions declared to shareholders	$(0.42)	$(0.41)	$(0.40)		$(0.40)	$(0.41)
Net asset value, end of period	$7.66	$8.21	$8.55		$8.53	$8.58
Total return (%) (r)(s)(t)	(1.53)	0.81	5.00		4.18	3.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	1.05	1.19		1.17	1.04
Expenses after expense reductions (f)	0.74	0.80	0.94		0.92	0.79
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.67	0.70	0.79		0.81	0.79
Net investment income	4.88	4.99	4.91	(z)	4.71	4.90
Portfolio turnover	25	32	10		9	8
Net assets at end of period (000 Omitted)	$420,234	$279,614	$248,226		$240,212	$241,850

See Notes to Financial Statements

46

Financial Highlights – continued

Class B	Years ended 3/31
	2009	2008	2007		2006	2005
Net asset value, beginning of period	$8.22	$8.57	$8.54		$8.59	$8.72
Income (loss) from investment operations
Net investment income (d)	$0.33	$0.36	$0.36	(z)	$0.34	$0.36
Net realized and unrealized gain (loss) on investments	(0.51)	(0.36)	0.00	(w)(z)	(0.05)	(0.14)
Total from investment operations	$(0.18)	$0.00 (w)	$0.36		$0.29	$0.22
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.34)	$(0.33)		$(0.34)	$(0.35)
From net realized gain on investments	(0.03)	(0.01)	—		—	—
Total distributions declared to shareholders	$(0.36)	$(0.35)	$(0.33)		$(0.34)	$(0.35)
Net asset value, end of period	$7.68	$8.22	$8.57		$8.54	$8.59
Total return (%) (r)(s)(t)	(2.13)	(0.06)	4.34		3.40	2.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	1.80	1.95		1.92	1.79
Expenses after expense reductions (f)	1.49	1.55	1.70		1.67	1.54
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.42	1.45	1.55		1.56	1.54
Net investment income	4.12	4.24	4.16	(z)	3.96	4.15
Portfolio turnover	25	32	10		9	8
Net assets at end of period (000 Omitted)	$20,978	$22,372	$26,919		$36,752	$43,930

See Notes to Financial Statements

47

Financial Highlights – continued

Class C	Years ended 3/31
	2009	2008	2007		2006	2005
Net asset value, beginning of period	$8.24	$8.59	$8.56		$8.61	$8.73
Income (loss) from investment operations
Net investment income (d)	$0.32	$0.35	$0.36	(z)	$0.35	$0.36
Net realized and unrealized gain (loss) on investments	(0.51)	(0.35)	0.01	(z)	(0.06)	(0.13)
Total from investment operations	$(0.19)	$0.00 (w)	$0.37		$0.29	$0.23
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.34)	$(0.34)		$(0.34)	$(0.35)
From net realized gain on investments	(0.03)	(0.01)	—		—	—
Total distributions declared to shareholders	$(0.36)	$(0.35)	$(0.34)		$(0.34)	$(0.35)
Net asset value, end of period	$7.69	$8.24	$8.59		$8.56	$8.61
Total return (%) (r)(s)(t)	(2.25)	(0.05)	4.34		3.41	2.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	1.80	1.94		1.92	1.79
Expenses after expense reductions (f)	1.48	1.55	1.69		1.67	1.54
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.41	1.45	1.54		1.56	1.54
Net investment income	4.10	4.23	4.16	(z)	4.09	4.15
Portfolio turnover	25	32	10		9	8
Net assets at end of period (000 Omitted)	$77,937	$42,759	$35,070		$34,618	$33,911

See Notes to Financial Statements

48

Financial Highlights – continued

Class A1	Years ended 3/31
	2009	2008 (i)
Net asset value, beginning of period	$8.21	$8.39
Income (loss) from investment operations
Net investment income (d)	$0.40	$0.34
Net realized and unrealized gain (loss) on investments	(0.50)	(0.18	)(g)
Total from investment operations	$(0.10)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.33)
From net realized gain on investments	(0.03)	(0.01)
Total distributions declared to shareholders	$(0.44)	$(0.34)
Net asset value, end of period	$7.67	$8.21
Total return (%) (r)(s)(t)	(1.15)	1.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	0.79	(a)
Expenses after expense reductions (f)	0.49	0.54	(a)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.42	0.44	(a)
Net investment income	5.13	5.26	(a)
Portfolio turnover	25	32
Net assets at end of period (000 Omitted)	$746,020	$864,341

See Notes to Financial Statements

49

Financial Highlights – continued

Class B1	Years ended 3/31
	2009	2008 (i)
Net asset value, beginning of period	$8.22	$8.40
Income (loss) from investment operations
Net investment income (d)	$0.35	$0.29
Net realized and unrealized gain (loss) on investments	(0.52)	(0.18	)(g)
Total from investment operations	$(0.17)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.28)
From net realized gain on investments	(0.03)	(0.01)
Total distributions declared to shareholders	$(0.38)	$(0.29)
Net asset value, end of period	$7.67	$8.22
Total return (%) (r)(s)(t)	(2.02)	1.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	1.55	(a)
Expenses after expense reductions (f)	1.24	1.30	(a)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.17	1.21	(a)
Net investment income	4.36	4.50	(a)
Portfolio turnover	25	32
Net assets at end of period (000 Omitted)	$18,190	$26,618

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, June 25, 2007 (Classes A1 and B1) through the stated period end.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended March 31, 2007 that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for Class A, Class B, and Class C. The change in estimate had no impact on net assets, net asset value per share or total return of the class.

See Notes to Financial Statements

50

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also

51

Notes to Financial Statements – continued

be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or

52

Notes to Financial Statements – continued

liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$55,180	$1,297,807,925	$—	$1,297,863,105
Other Financial Instruments	$(542,219)	$—	$—	$(542,219)

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the fund’s financial statements.

53

Notes to Financial Statements – continued

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under

54

Notes to Financial Statements – continued

the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At March 31, 2009, the fund’s payable to the holder of the floating rate certificate from trust assets was $30,202,857 and the interest rate on these floating rate certificates issued by the trust was 1.93%. For the year ended March 31, 2009, the average daily payable to the holder of the floating rate certificate from trust assets was $29,296,110 at a weighted average interest rate of 2.89%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the year ended March 31, 2009, interest expense and fees in connection with self-deposited inverse floaters was $845,407. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or

55

Notes to Financial Statements – continued

that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended March 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax return for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	3/31/09	3/31/08
Ordinary income (including any short-term capital gains)	$321,955	$—
Tax-exempt income	61,951,084	51,184,472
Long-term capital gain	5,306,986	1,350,953
	$67,580,025	$52,535,425

56

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/09
Cost of investments	$1,309,723,500
Gross appreciation	51,683,810
Gross depreciation	(93,747,062)
Net unrealized appreciation (depreciation)	$(42,063,252)
Undistributed tax-exempt income	6,904,843
Post-October capital loss deferral	(12,680,696)
Other temporary differences	(5,622,777)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. At the commencement of the period, the management fee was computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets. Effective August 1, 2008, the management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS had agreed to reduce the management fee to 0.30% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. Effective March 1, 2009 MFS has agreed to reduce the management fee to 0.37% of the fund’s average daily net assets in excess of $1.3 billion up to $2.0 billion and 0.35% of average daily net assets in excess of $2.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2009. For the year ended March 31, 2009, this waiver amounted to $1,759,717 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended March 31, 2009. was equivalent to an annual effective rate of 0.31% of the fund’s average daily net assets.

57

Notes to Financial Statements – continued

The investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses did not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class A1	Class B1
0.74%	1.49%	1.49%	0.49%	1.25%

This written agreement was terminated on July 31, 2008. Effective August 1, 2008 the investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments) such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2009. For the year ended March 31, 2009, the reduction under these agreements Amounted to $581,959 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $209,337 and $33,750 for the year ended March 31, 2009, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

58

Notes to Financial Statements – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$836,104
Class B	0.75%	0.25%	1.00%	1.00%	211,844
Class C	0.75%	0.25%	1.00%	1.00%	583,498
Class B1	0.75%	0.25%	1.00%	0.76%	169,535
Total Distribution and Service Fees					$1,800,981

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2009 based on each class’ average daily net assets. Prior to March 1, 2009, payment of the 0.10% annual Class A distribution fee was not in effect. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated. For one year from the date of sale of Class B1 shares, assets attributable to such Class B1 shares are subject to the 0.25% annual Class B1 service fee. On assets attributable to all other Class B1 shares, the service fee is not currently in effect, but may be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A and Class A1 shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A and Class A1 shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2009, were as follows:

Amount
Class A	$2,047
Class B	28,831
Class C	23,590
Class A1	—
Class B1	21,812

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended March 31, 2009, the fee was $666,925, which equated to 0.0539% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended March 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $422,393.

59

Notes to Financial Statements – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the year ended March 31, 2009 was equivalent to an annual effective rate of 0.0173% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $6,490. This amount is included in independent trustees’ compensation for the year ended March 31, 2009. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $67,288 at March 31, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended March 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $13,339 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,872, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from

60

Notes to Financial Statements – continued

underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $420,643,922 and $309,578,102, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 3/31/09		Year ended 3/31/08 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	30,477,062	$235,731,134	12,188,966	$102,379,470
Class B	1,065,817	8,298,997	676,593	5,683,358
Class C	6,261,269	49,133,686	1,967,955	16,577,633
Class A1	1,231,564	9,680,409	1,362,877	11,483,711
Class B1	17,477	137,069	32,015	267,404
	39,053,189	$302,981,295	16,228,406	$136,391,576
Shares issued in connection with acquisition of MFS Municipal Bond Fund
Class A1	—	$—	113,972,241	$956,544,151
Class B1	—	—	3,971,203	33,357,434
	—	$—	117,943,444	$989,901,585
Shares issued to shareholders in reinvestment of distributions
Class A	1,503,637	$11,656,804	831,082	$6,992,514
Class B	75,052	584,808	63,839	538,422
Class C	202,270	1,573,379	113,902	962,766
Class A1	3,692,773	28,797,296	2,453,772	20,578,947
Class B1	82,684	645,544	65,102	546,737
	5,556,416	$43,257,831	3,527,697	$29,619,386
Shares reacquired
Class A	(11,196,340)	$(85,679,727)	(7,981,503)	$(67,115,365)
Class B	(1,128,487)	(8,849,702)	(1,161,506)	(9,804,901)
Class C	(1,518,837)	(11,683,777)	(977,878)	(8,264,793)
Class A1	(12,850,834)	(99,993,853)	(12,546,924)	(105,513,431)
Class B1	(967,683)	(7,563,435)	(830,080)	(6,974,401)
	(27,662,181)	$(213,770,494)	(23,497,891)	$(197,672,891)

61

Notes to Financial Statements – continued

	Year ended 3/31/09		Year ended 3/31/08 (i)
	Shares	Amount	Shares	Amount
Net change
Class A	20,784,359	$161,708,211	5,038,545	$42,256,619
Class B	12,382	34,103	(421,074)	(3,583,121)
Class C	4,944,702	39,023,288	1,103,979	9,275,606
Class A1	(7,926,497)	(61,516,148)	105,241,966	883,093,378
Class B1	(867,522)	(6,780,822)	3,238,240	27,197,174
	16,947,424	$132,468,632	114,201,656	$958,239,656

(i)	For the period from the class’ inception, June 25, 2007 (Classes A1 and B1), through the stated period end.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended March 31, 2009, the fund’s commitment fee and interest expense were $7,199 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	70,946,059	(70,890,879)	55,180

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,461	$55,180

62

Notes to Financial Statements – continued

(8)	Acquisitions

At close of business on June 22, 2007, the fund acquired all of the assets and liabilities of MFS Municipal Bond Fund. In connection with the acquisition, the fund also issued new share Classes A1 and B1 to the acquired fund shareholders, that differ from existing share Classes A and B in respect to class level expenses. The acquisition was accomplished by a tax-free exchange of 117,943,444 shares of the fund (valued at $989,901,585) for all of the assets and liabilities of MFS Municipal Bond Fund. MFS Municipal Bond Fund then converted all of its outstanding shares for the shares of the fund and distributed those shares to its shareholders. MFS Municipal Bond Fund’s net assets on that date were $989,901,585, including $45,804,567 of unrealized appreciation, $114,563 of accumulated net investment loss, and $380,444 of accumulated net realized loss on investments. These assets were combined with those of the fund. The aggregate net assets of the fund after the acquisition were $1,291,597,453.

63

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of
MFS Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Income Fund (the “Fund”) (one of the portfolios comprising MFS Municipal Series Trust) as of March 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal Income Fund as of March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 14, 2009

64

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of May 1, 2009, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director
Robert C. Pozen (k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); Harvard Business School (education), Senior Lecturer (since 2008); Bell Canada Enterprises (telecommunications), Director (until February 2009); The Bank of New York, Director (finance), (March 2004 to May 2005); Telesat (satellite communications), Director (until November 2007)
INDEPENDENT TRUSTEES
David H. Gunning (born 5/30/42)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non Executive Chairman; Portman Limited (mining), Director (since 2005); Southwest Gas Corp. (natural gas distribution), Director (until May 2004)
Robert E. Butler (n) (born 11/29/41)	Trustee	January 2006	Consultant – regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

65

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	August 1993	Brigham and Women’s Hospital, Senior Cardiac Surgeon (since 2005); Harvard Medical School, Professor of Cardiac Surgery; Partners HealthCare, Physician Director of Medical Device Technology (since 2006); Brigham and Women’s Hospital, Chief of Cardiac Surgery (until 2005)
Maureen R. Goldfarb (born 4/06/55)	Trustee	January 2009	Private investor; John Hancock Financial Services, Inc., Executive Vice President (until 2004); John Hancock Mutual Funds, Trustee and Chief Executive Officer (until 2004)
William R. Gutow (born 9/27/41)	Trustee	December 1993	Private investor and real estate consultant; Capital Entertainment Management Company (video franchise), Vice Chairman; Texas Donuts (donut franchise), Vice Chairman (since 2007); Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007)
Michael Hegarty (born 12/21/44)	Trustee	December 2004	Retired; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer (until 2001)
J. Atwood Ives (born 5/01/36)	Trustee	February 1992	Private investor; KeySpan Corporation (energy related services), Director until 2004; Woodstock Corporation (investment advisory firm), Director until 2003
John P. Kavanaugh (born 11/04/54)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

66

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
J. Dale Sherratt (born 9/23/38)	Trustee	August 1993	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner
Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Partner (since 2006); Private investor; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004); The Travelers Companies (commercial property liability insurance), Director
Robert W. Uek (born 5/18/41)	Trustee	January 2006	Consultant to investment company industry; PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); TT International Funds (mutual fund complex), Trustee (until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (until 2005)
OFFICERS
Maria F. Dwyer (k) (born 12/01/58)	President	November 2005	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (until March 2004)
Christopher R. Bohane (k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel
John M. Corcoran (k) (born 4/13/65)	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)

67

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
Ethan D. Corey (k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since 2004); Dechert LLP (law firm), Counsel (prior to December 2004)
David L. DiLorenzo (k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (until June 2005)
Timothy M. Fagan (k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President, Senior Attorney and Chief Compliance Officer (until August 2005)
Mark D. Fischer (k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (until May 2005)
Robyn L. Griffin (born 7/04/75)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April 2006)
Brian E. Langenfeld (k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April 2006)
Ellen Moynihan (k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

68

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
Susan S. Newton (k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (until April 2005)
Susan A. Pereira (k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (until June 2004)
Mark N. Polebaum (k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (until January 2006)
Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (until June 2004)
Richard S. Weitzel (k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2004); Massachusetts Department of Business and Technology, General Counsel (until April 2004)
James O. Yost (k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. Dwyer served as Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n)

In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent

69

Trustees and Officers – continued

compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee (except Messrs. Butler, Kavanaugh and Uek and Ms. Goldfarb) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust held a shareholders’ meeting in 2005 to elect Trustees, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees. Messrs. Butler, Kavanaugh, Sherratt, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2009, the Trustees served as board members of 105 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund and further information about the Trustees are available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741	JPMorgan Chase Bank One Chase Manhattan Plaza New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741	Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116
Portfolio Manager
Geoffrey Schechter

70

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2009 income tax forms in January 2010.

The fund designates $5,319,291 as capital gain dividends paid during the fiscal year.

Of the dividends paid from net investment income during the fiscal year, 99.48% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

71

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

72

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA
1-800-637-8255	02205-5824
24 hours a day
Overnight mail
Account service and	MFS Service Center, Inc.
literature	c/o Boston Financial Data Services
Shareholders	30 Dan Road
1-800-225-2606	Canton, MA 02021-2809
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

Go paperless with eDelivery: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You’ll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to mfs.com, log in to your account via MFS® Access, and select the eDelivery sign-up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to each series of the Registrant (collectively, the “Funds”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended March 31, 2009 and 2008, audit fees billed to the Funds by Deloitte were as follows:

	Audit Fees
	2009	2008
Fees billed by Deloitte:
MFS Alabama Municipal Bond Fund	37,446	37,446
MFS Arkansas Municipal Bond Fund	37,446	37,446
MFS California Municipal Bond Fund	37,446	37,446
MFS Florida Municipal Bond Fund	37,446	37,446
MFS Georgia Municipal Bond Fund	37,446	37,446
MFS Maryland Municipal Bond Fund	37,446	37,446
MFS Massachusetts Municipal Bond Fund	37,446	37,446
MFS Mississippi Municipal Bond Fund	37,446	37,446
MFS Municipal Income Fund	42,461	42,461
MFS New York Municipal Bond Fund	37,446	37,446
MFS North Carolina Municipal Bond Fund	37,446	37,446
MFS Pennsylvania Municipal Bond Fund	37,446	37,446
MFS South Carolina Municipal Bond Fund	37,446	37,446
MFS Tennessee Municipal Bond Fund	37,446	37,446
MFS Virginia Municipal Bond Fund	37,446	37,446
MFS West Virginia Municipal Bond Fund	37,446	37,446
Total	604,151	604,151

For the fiscal years ended March 31, 2009 and 2008, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2009	2008	2009	2008	2009	2008
Fees billed by Deloitte:
To MFS Alabama Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
To MFS Arkansas Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
To MFS California Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
To MFS Florida Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
To MFS Georgia Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
To MFS Maryland Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
To MFS Massachusetts Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022

To MFS Mississippi Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
To MFS Municipal Income Fund	0	2,500	5,192	5,028	1,232	1,022
To MFS New York Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
To MFS North Carolina Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
To MFS Pennsylvania Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
To MFS South Carolina Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
To MFS Tennessee Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
To MFS Virginia Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
To MFS West Virginia Municipal Bond Fund	0	0	5,137	4,974	1,232	1,022
Total fees billed by Deloitte	0	2,500	82,247	79,638	19,712	16,352
To above Funds:
To MFS and MFS Related Entities of MFS Alabama Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS Arkansas Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS California Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS Florida Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS Georgia Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS Maryland Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS Massachusetts Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS Mississippi Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS Municipal Income Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS New York Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799

To MFS and MFS Related Entities of MFS North Carolina Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS Pennsylvania Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS South Carolina Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS Tennessee Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS Virginia Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799
To MFS and MFS Related Entities of MFS West Virginia Municipal Bond Fund*	1,157,363	1,461,440	0	0	223,140	244,799

Aggregate fees for non-audit services:

	2009	2008
To MFS Alabama Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127
To MFS Arkansas Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127
To MFS California Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127
To MFS Florida Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127
To MFS Georgia Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127
To MFS Maryland Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127

To MFS Massachusetts Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127
To MFS Mississippi Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127
To MFS Municipal Income Fund, MFS and MFS Related Entities#	1,436,541	1,825,681
To MFS New York Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127
To MFS North Carolina Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127
To MFS Pennsylvania Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127
To MFS South Carolina Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127
To MFS Tennessee Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127
To MFS Virginia Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127
To MFS West Virginia Municipal Bond Fund, MFS and MFS Related Entities#	1,436,486	1,823,127

*	This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to analysis of certain portfolio holdings, and review of internal controls and review of Rule 38a-1 compliance program.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
(Principal Executive Officer)

Date: May 14, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 14, 2009

*	Print name and title of each signing officer under his or her signature.